   As filed with the Securities and Exchange Commission on February 11, 2003

                                File No. 33-3920
                                File No. 811-4615

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/

     Pre-Effective Amendment No. ___                                 / /

     Post-Effective Amendment No. 33                                 /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

     Amendment No. 33                                                /X/


                        HARTFORD HLS SERIES FUND II, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP

                         Ten Post Office Square - South
                           Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

     / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on pursuant to paragraph (b) of Rule 485
     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /X/ on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485
     / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on pursuant to paragraph (a)(2) of Rule 485

HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY __, 2003

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADVISERS HLS FUND
BOND HLS FUND
CAPITAL APPRECIATION HLS FUND
DIVIDEND AND GROWTH HLS FUND
FOCUS HLS FUND
GLOBAL ADVISERS HLS FUND
GLOBAL COMMUNICATIONS HLS FUND
GLOBAL FINANCIAL SERVICES HLS FUND
GLOBAL HEALTH HLS FUND
GLOBAL LEADERS HLS FUND
GLOBAL TECHNOLOGY HLS FUND
GROWTH HLS FUND
GROWTH AND INCOME HLS FUND
GROWTH OPPORTUNITIES HLS FUND
HIGH YIELD HLS FUND
INDEX HLS FUND
INTERNATIONAL CAPITAL APPRECIATION HLS FUND
INTERNATIONAL OPPORTUNITIES HLS FUND
INTERNATIONAL SMALL COMPANY HLS FUND
MIDCAP HLS FUND
MIDCAP VALUE HLS FUND
MONEY MARKET HLS FUND
MORTGAGE SECURITIES HLS FUND
SMALL COMPANY HLS FUND
SMALLCAP GROWTH HLS FUND
STOCK HLS FUND U.S. GOVERNMENT SECURITIES HLS FUND
VALUE HLS FUND
VALUE OPPORTUNITIES HLS FUND


HARTFORD HLS FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Each fund, except Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, is an investment portfolio of Hartford Series Fund, Inc. Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc.

Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, and Focus HLS Fund, is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("HIMCO(R)"). Information regarding HL Advisors, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                                              PAGE
----------------------------------------------------------------------------------------------------------------
A summary of each fund's                     Hartford Advisers HLS Fund
goals, principal strategies, main risks,     Hartford Bond HLS Fund
performance and fees.                        Hartford Capital Appreciation HLS Fund
                                             Hartford Dividend and Growth HLS Fund
                                             Hartford Focus HLS Fund
                                             Hartford Global Advisers HLS Fund
                                             Hartford Global Communications HLS Fund
                                             Hartford Global Financial Services HLS Fund
                                             Hartford Global Health HLS Fund
                                             Hartford Global Leaders HLS Fund
                                             Hartford Global Technology HLS Fund
                                             Hartford Growth HLS Fund
                                             Hartford Growth and Income HLS Fund
                                             Hartford Growth Opportunities HLS Fund
                                             Hartford High Yield HLS Fund
                                             Hartford Index HLS Fund
                                             Hartford International Capital Appreciation HLS Fund
                                             Hartford International Opportunities HLS Fund
                                             Hartford International Small Company HLS Fund
                                             Hartford MidCap HLS Fund
                                             Hartford MidCap Value HLS Fund
                                             Hartford Money Market HLS Fund
                                             Hartford Mortgage Securities HLS Fund
                                             Hartford Small Company HLS Fund
                                             Hartford SmallCap Growth HLS Fund
                                             Hartford Stock HLS Fund
                                             Hartford U.S. Government Securities HLS Fund
                                             Hartford Value HLS Fund
                                             Hartford Value Opportunities HLS Fund

Further information on the funds.            Investment strategies and investment matters
                                             Management of the funds
                                             Purchase and redemption of fund shares
                                             Determination of net asset value
                                             Dividends and distributions
                                             Exchange privileges
                                             Federal income taxes
                                             Brokerage commissions
                                             Variable contract owner voting rights
                                             Plan participant voting rights
                                             Performance related information
                                             Distributor, Custodian and Transfer Agent
                                             Financial highlights
                                             Privacy policy
                                             For more information                                     back cover

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -    stocks,

     -    debt securities, and

     -    money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                   1 YEAR     5 YEARS     10 YEARS
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)
Lehman Brothers Government/Credit Bond Index (reflects no deduction for fees or expenses)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

     -    Senior Vice President of Wellington Management

     -    Co-manager of the fund since 1987

     -    Joined Wellington Management in 1982

     -    Investment professional since 1974

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Co-manager of the fund since 1992

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD BOND HLS FUND

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds."

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

HIMCO uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                 1 YEAR     5 YEARS     10 YEARS
Class IA
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Nasri Toutoungi

     -    Senior Vice President of HIMCO

     -    Manager of the fund since 2003

     -    Joined HIMCO in 2003

     - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and Director and Partner of Rogge Global Partners from 1997 to 1998

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                        1 YEAR     5 YEARS     10 YEARS
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since 1991

     -    Joined Wellington Management in 1979

     -    Investment professional since 1974

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                            SINCE INCEPTION
                                                     1 YEAR     5 YEARS     (MARCH 9, 1994)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

     -    Vice President of Wellington Management

     -    Manager of the fund since July, 2001

     -    Joined Wellington Management as a portfolio manager in 2000

     -    Investment professional since 1980

     - Employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982

HARTFORD FOCUS HLS FUND

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and dividends and other related measures or indicators of value.

The key characteristics of companies in which the fund typically invests include:

     -    Accelerating earnings and earnings per share growth

     -    A strong balance sheet combined with a high return on equity

     -    Unrecognized or undervalued assets

     -    A strong management team

     -    A leadership position within an industry

     -    Sustainable or increasing dividends

     -    Positive investor sentiment

The fund will consider selling a security when:

     -    Downside risk equals upside potential

     -    Decreasing trend of earnings growth is exhibited

     -    Excessive valuations are reached

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money.

In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                 SINCE INCEPTION
                                                     1 YEAR     (APRIL 30, 2001)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Portfolio Manager of the fund since inception (April 2001)

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.

The fund actively allocates its assets among three categories:

     -    equity securities

     -    debt securities

     -    money market instruments

The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                           SINCE INCEPTION
                                                                    1 YEAR     5 YEARS     (MARCH 1, 1995)
Class IA
Morgan Stanley Capital International World Index (reflects no
deduction for fees or expenses)                                                                  (1)
Lehman Brothers Global Aggregate Index (reflects no deduction
for fees or expenses)                                                                            (1)

(1) Return is from 2/28/95.

INDICES: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

The Lehman Brothers Global Aggregate Index USD Hgd ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

     -    Senior Vice President of Wellington Management

     - Manager of the equity component of the fund since 2001 and Associate Manager of the equity component of the fund since 1997

     -    Joined Wellington Management as a portfolio manager in 1997

     -    Investment professional since 1987

Robert L. Evans

     -    Senior Vice President of Wellington Management

     -    Manager of the debt component of the fund since inception (March 1995)

     -    Joined Wellington Management in 1995

     -    Investment professional since 1985

Scott M. Elliott, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the asset allocation of the fund since 2001

     -    Joined Wellington Management in 1994

     -    Investment professional since 1990

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and dividends and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

     - The current market price of its stock is at the low end of its historical relative valuation range

     - A positive change in operating results is anticipated but not yet reflected in the price of its stock

     -    Unrecognized or undervalued assets

     - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

     -    Its target price is achieved

     - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The portfolio will be relatively focused both with regard to position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                       SINCE INCEPTION
                                                                                          1 YEAR     (DECEMBER 27, 2000)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)
MSCI AC (All Country) World Index Free-Telecommunications Services Index (reflects no
deduction for fees or expenses)                                                                                 (1)

(1) Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Index Free-Telecommunications Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the communications sector.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and dividends and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

     -    Management focuses on rewarding shareholders

     -    Market expectations of future earnings are too low

     - Market value does not reflect the fact that earnings are understated due to conservative accounting

     - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

     - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

     - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

     -    Its issuer's management no longer appears to promote shareholder value

     -    Market expectations of future earnings are too high

     - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

     - Market value exceeds the true value of the issuer's component businesses

     - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

     - Market value does not reflect the risk of potential problems in an important business component

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The portfolio will be relatively focused both with regard to position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                  SINCE INCEPTION
                                                                                   I YEAR       (DECEMBER 27, 2000)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)
MSCI Finance ex Real Estate Index (reflects no deduction for fees or expenses)                             (1)

(1) Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI All Country Sector indices provide thousands of possible index permutations as 49 countries and 76 regions are combined with 10 sectors, 23 industry groups and 59 industries. Specifically, the MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the financial services sector.

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable macro trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share the following attributes:

     -    The company's business franchise is temporarily mispriced

     -    The company has under-appreciated new product pipelines

     - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

     -    The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

     -    Target prices are achieved

     -    Fundamental expectations are not met

     -    A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.

The portfolio will be relatively focused both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history.

Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                           SINCE INCEPTION
                                                                                1 YEAR      (MAY 1, 2000)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)
Goldman Sachs Health Care Index (reflects no deduction for fees or expenses)                       (1)

(1) Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in this index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the health care sector.

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                          1 YEAR    SINCE INCEPTION
                                                                                                    (SEPTEMBER 30, 1998)
Class IA
Morgan Stanley Capital International World Index (reflects no deduction for fees or expenses)

INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -    Senior Vice President of Wellington Management

     - Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

     -    Joined Wellington Management as a portfolio manager in 1997

     -    Investment professional since 1987

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

     -    A positive change in operating results is anticipated

     -    Unrecognized or undervalued capabilities are present

     - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

     -    Target prices are achieved

     - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

     -    More attractive value in a comparable company is available

The portfolio will be relatively focused both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                       SINCE INCEPTION
                                                                                          1 YEAR        (MAY 1, 2000)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)                           (1)

(1) Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the technology sector.

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top-down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

     - Concurrent with top-down analysis, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (April 2002)

     -    Joined Wellington Management as a global industry analyst in 1994

     -    Investment professional since 1989

HARTFORD GROWTH AND INCOME HLS FUND

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                               SINCE INCEPTION
                                                                   1 YEAR      (MAY 29, 1998)
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (May 1998)

     -    Joined Wellington Management as a portfolio manager in 1994

     -    Investment professional since 1987

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                1 YEAR    5 YEARS    10 YEARS
Class IA(1)
Russell 3000 Growth Index (reflects no deduction for fees or expenses)

(1) The fund's shares were re-designated IA shares on April 30, 2002.

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since April 2001

     -    Joined Wellington Management as a portfolio manager in 1999

     - Employed by Kobrick Funds from 1997-1999, State Street Research and Management from 1992-1996 and 1997, and Montgomery Asset Management 1996 as an equity portfolio manager

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, HIMCO uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities within selected industries that appear from a yield perspective to be attractive. HIMCO assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that HIMCO expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as HIMCO expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                        SINCE INCEPTION
                                                                                          1 YEAR     (SEPTEMBER 30, 1998)
Class IA
Lehman Brothers High Yield Corporate Index (reflects no deduction for fees or expenses)

INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGERS

Christine Mozonski

     -    Vice President of HIMCO

     -    Co-manager of the fund since 2002

     -    Joined HIMCO in June 1992

     - Investment professional involved in trading and portfolio management since that time

David Hillmeyer

     -    Vice President of HIMCO

     -    Co-manager of the fund since 2003

     -    Joined HIMCO in 1995

     - Investment professional involved in trading and portfolio management since 1992

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in HIMCO's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2002, approximately 49.95 percent of the Index was composed of the forty largest companies, the five largest being Microsoft Corporation, General Electric Company, Exxon Mobil Corporation, Wal-Mart Stores, Inc. and Pfizer, Inc.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                        1 YEAR      5 YEARS     10 YEARS
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

     -    Vice President of HIMCO

     -    Manager of the fund since 1987

     -    Joined HIMCO in 1987

     -    Investment professional since 1987

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. Large capitalization companies are defined by the fund as companies with market capitalizations above $10 billion. Mid capitalization companies are defined by the fund as companies with market capitalizations between $2 billion and $10 billion. The key characteristics of high quality growth companies are:

     - strong earnings and revenue growth or the potential for strong earnings and revenue growth

     -    good management teams

     -    strong balance sheets

     - attractive relative valuations within a global or regional market or the security's primary trading market

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top-down and bottom-up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                        1 YEAR         SINCE INCEPTION
                                                                                       (APRIL 30, 2001)
Class IA
MSCI EAFE Index (reflects no deduction for fees or expenses)

INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (April 2001)

     -    Joined Wellington Management as a portfolio manager in 1997

     -    Investment professional since 1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                1 YEAR     5 YEARS     10 YEARS
Class IA
MSCI AC World Free ex US Index (reflects no deductions for fees or expenses)

INDEX: The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Trond Skramstad

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since 1994

     -    Joined Wellington Management in 1993

     -    Investment professional since 1990

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -    a well-articulated business plan

     -    experienced management

     -    a sustainable competitive advantage

     -    strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                       1 YEAR         SINCE INCEPTION
                                                                                                      (APRIL 30, 2001)
Class IA
Salomon Smith Barney Broad Market Index LESS THAN $2 billion Euro-Pacific
(reflects no deduction for fees or expenses)

INDEX: The Salomon Smith Barney Broad Market Index LESS THAN $2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion, representing roughly the bottom 20% of the world equity market by size. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

     -    Vice President of Wellington Management

     -    Manager of the fund since inception (April 2001)

     -    Joined Wellington Management as a portfolio manager in 1994

     -    Investment professional since 1987

HARTFORD MIDCAP HLS FUND

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2002 this range was between approximately $132 million and $13.2 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                 SINCE INCEPTION
                                                                        1 YEAR      5 YEARS      (JULY 14, 1997)
Class IA
S&P MidCap 400 Index (reflects no deduction for fees or expenses)

INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (July 1997)

     -    Joined Wellington Management in 1995

     -    Investment professional since 1983

HARTFORD MIDCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2002 this range was between approximately $132 million and $13.2 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value

     -    strong management team

     -    strong industry position

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                           SINCE INCEPTION
                                                                            1 YEAR         (APRIL 30, 2001)
Class IA
Russell 2500 Value Index (reflects no deduction for fees or expenses)

INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy.

James N. Mordy

     -    Senior Vice President of Wellington Management

     -    Manager of the fund and led team since inception (April 2001)

     -    Joined Wellington Management as an analyst in 1985

     -    Investment professional since 1985

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

The fund purchases securities which HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                1 YEAR   5 YEARS    10 YEARS
Class IA
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)

INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

     -    Vice President of HIMCO

     -    Manager of the fund since May 2002

     -    Joined HIMCO in 1993

     - Investment professional involved in trading and portfolio management since 1995

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

HIMCO's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                            1 YEAR      5 YEARS    10 YEARS
Class IA
Lehman Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)

INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

     -    Senior Vice President of HIMCO

     -    Manager of the fund since May 1999

     -    Joined HIMCO in 1992 and has managed debt securities since that time

     -    Investment professional since 1992

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2002 this range was between approximately $8 million and $2.7 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -    have potential for above-average earnings growth

     -    are undervalued in relation to their investment potential

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors

     - are relatively obscure and undiscovered by the overall investment community

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                     SINCE INCEPTION
                                                                                1 YEAR    5 YEARS   (AUGUST 9, 1996)
Class IA
Russell 2000 Growth Index (reflects no deduction for fees or expenses)                                        (1)

(1)  Return is from 7/31/96.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since January 2000

     -    Joined Wellington Management in 1994

     -    Investment professional since 1990

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2002 this range was between approximately $8 million and $2.7 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                   SINCE INCEPTION
                                                                                1 YEAR   5 YEARS    (MAY 2, 1994)
Class IA(1)
Russell 2000 Growth Index (reflects no deduction for fees or expenses)                                     (2)

(1) The fund's shares were re-designated Class IA shares on April 30, 2002.

(2) Return is from 4/30/94.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as a portfolio manager in 1994

     -    Investment professional since 1987

David J. Elliott

     -    Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     - Joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                        1 YEAR      5 YEARS     10 YEARS
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Portfolio Manager of the fund since 1992

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that HIMCO expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                          1 YEAR     5 YEARS     10 YEARS
Class IA(1)
Lehman Brothers Intermediate Government Bond Index (reflects no deduction for fees or expenses)

(1) The fund's shares were re-designated Class IA shares on April 30, 2002.

INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGERS

Peter P. Perrotti

     -    Senior Vice President of HIMCO

     -    Manager of the fund since April 2001

     -    Joined HIMCO in 1992 and has managed debt securities since that time

     -    Investment professional since 1992

Russell M. Regenauer

     -    Vice President of HIMCO

     -    Assistant portfolio manager of the fund since September 2002

     -    Joined HIMCO in 1993

     -    Investment professional since 1985

HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                         SINCE INCEPTION
                                                                          1 YEAR         (APRIL 30, 2001)
Class IA
Russell 1000 Value Index (reflects no deduction for fees or expenses)

INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.

John R. Ryan, CFA

     -    Senior Vice President and Managing Partner of Wellington Management

     -    Manager of the fund and led team since inception (April 2001)

     -    Joined Wellington Management in 1981

     -    Investment professional since 1981

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value,

     -    strong management team, and

     -    strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                   SINCE INCEPTION
                                                                               1 YEAR   5 YEARS     (MAY 1, 1996)
Class IA(1)
Russell 3000 Value Index (reflects no deduction for fees or expenses)                                     (2)

(1) The fund's shares were re-designated Class IA shares on April 30, 2002.

(2) Return is from 4/30/96.

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                                      CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           None
Maximum deferred sales charge (load)                                    None
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                         %
Distribution and service (12b-1) fees                                   None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                                              CLASS IA
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James H. Averill

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management in 1985

     -    Investment professional since 1985

David R. Fassnacht, CFA

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as an equity research analyst in 1991

     -    Investment professional since 1988

James N. Mordy

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as an analyst in 1985

     -    Investment professional since 1985

FURTHER INFORMATION ON THE FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, securities of small capitalization companies, or securities of issuers in the same industry.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds, other than the Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

International Capital Appreciation HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain funds are expected to have relatively high portfolio turnover. The other funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund. The funds are not managed to achieve a particular tax result for shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Bond HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. HL Advisors had over $40.1 billion in assets under management as of December 31, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those sub-advised by HIMCO.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002 Wellington Management had investment management authority over approximately $303 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2002 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $88.5 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pay a monthly management fee to HL Advisors for investment advisory and certain administrative services. Each other fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

NET ASSET VALUE                 ANNUAL RATE
First $100,000,000              0.700%
Amount over $100 million        0.600%

U.S. GOVERNMENT SECURITIES HLS FUND

NET ASSET VALUE                 ANNUAL RATE
First $50,000,000               0.500%
Amount over $50 million         0.450%

INDEX HLS FUND

NET ASSET VALUE                 ANNUAL RATE
All Assets                      0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                 ANNUAL RATE
All Assets                      0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                 ANNUAL RATE
First $250,000,000              0.525%
Next $250,000,000               0.500%
Next $500,000,000               0.475%
Amount Over $1 Billion          0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND

NET ASSET VALUE                 ANNUAL RATE
First $250,000,000              0.775%
Next $250,000,000               0.725%
Next $500,000,000               0.675%
Amount Over $1 Billion          0.625%

GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS FUND

NET ASSET VALUE                 ANNUAL RATE
First $250,000,000              0.825%
Next $250,000,000               0.775%
Next $500,000,000               0.725%
Amount Over $1 Billion          0.675%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND,
GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                 ANNUAL RATE
First $250,000,000              0.850%
Next $250,000,000               0.800%
Amount Over $500,000,000        0.750%

For the year ended December 31, 2002, Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors. Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:

FUND NAME                                                            ANNUAL RATE
Hartford Advisers HLS Fund                                                %
Hartford Bond HLS Fund                                                    %
Hartford Capital Appreciation HLS Fund                                    %
Hartford Dividend and Growth HLS Fund                                     %
Hartford Focus HLS Fund                                                   %
Hartford Global Advisers HLS Fund                                         %
Hartford Global Communications HLS Fund                                   %
Hartford Global Financial Services HLS Fund                               %
Hartford Global Health HLS Fund                                           %
Hartford Global Leaders HLS Fund                                          %
Hartford Global Technology HLS Fund                                       %
Hartford Growth HLS Fund                                                  %
Hartford Growth and Income HLS Fund                                       %
Hartford Growth Opportunities HLS Fund                                    %
Hartford High Yield HLS Fund                                              %
Hartford Index HLS Fund                                                   %
Hartford International Capital Appreciation HLS Fund                      %
Hartford International Opportunities HLS Fund                             %
Hartford International Small Company HLS Fund                             %
Hartford MidCap HLS Fund                                                  %
Hartford MidCap Value HLS Fund                                            %
Hartford Money Market HLS Fund                                            %
Hartford Mortgage Securities HLS Fund                                     %
Hartford Small Company HLS Fund                                           %
Hartford SmallCap Growth HLS Fund                                         %
Hartford Stock HLS Fund                                                   %
Hartford U.S. Government Securities HLS Fund                              %
Hartford Value HLS Fund                                                   %
Hartford Value Opportunities HLS Fund                                     %

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2002 has been derived from the financial statements audited by __________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of Hartford Series Fund, Inc. (except Hartford Growth HLS Fund), the information for the periods ended on or before December 31, 2001 has been audited by __________________. With respect to the funds that are series of Hartford HLS Series Fund II, Inc., the information for the periods ended on or before December 31, 2001 has been audited by ____________________. These figures do not include the effect of sales charges or other fees witch may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD ADVISERS HLS FUND

                                                                           CLASS IA - PERIOD ENDED:
                                                 12/31/02    12/31/01          12/31/00          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      2.665      $      2.965      $      2.985      $      2.527
Net investment income (loss)                                      0.064             0.068             0.068             0.061
Net realized and unrealized gain (loss) on
  investments                                                    (0.189)           (0.088)            0.221             0.546
Total from investment operations                                 (0.125)           (0.020)            0.289             0.607
Less distributions:
     Dividends from net investment income                        (0.073)           (0.023)           (0.063)           (0.060)
     Distributions from net realized gain
       on investments                                            (0.127)           (0.257)           (0.246)           (0.089)
     Distributions from capital                                   0.000             0.000             0.000             0.000
Total distributions                                              (0.200)           (0.280)           (0.309)           (0.149)
Net increase (decrease) in net asset value                       (0.325)           (0.300)           (0.020)            0.458
Net asset value, end of period                             $      2.340      $      2.665      $      2.965      $      2.985
TOTAL RETURN                                                      (4.64%)           (0.75%)           10.59%            24.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $ 11,836,564      $ 13,430,507      $ 14,082,895      $ 11,805,411
Ratio of expenses to average net assets                            0.66%             0.66%             0.65%             0.63%
Ratio of net investment income (loss) to
  average net assets                                               2.51%             2.47%             2.46%             2.40%
Portfolio turnover rate                                            34.2%(a)          40.4%(a)          38.4%(a)          36.7%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD BOND HLS FUND

                                                                           CLASS IA - PERIOD ENDED:
                                                 12/31/02    12/31/01          12/31/00          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.108      $      0.994      $      1.081      $      1.050
Net investment income (loss)                                      0.046             0.069             0.062             0.053
Net realized and unrealized gain (loss) on
  investments                                                     0.052             0.050            (0.084)            0.032
Total from investment operations                                  0.098             0.119            (0.022)            0.085
Less distributions:
     Dividends from net investment income                        (0.056)           (0.005)           (0.058)           (0.054)
     Distributions from net realized gain
       on investments                                             0.000             0.000            (0.007)            0.000
     Distributions from capital                                   0.000             0.000             0.000             0.000
Total distributions                                              (0.056)           (0.005)           (0.065)           (0.054)
Net increase (decrease) in net asset value                        0.042             0.114            (0.087)            0.031
Net asset value, end of period                             $      1.150      $      1.108      $      0.994      $      1.081
TOTAL RETURN                                                      8.68%             11.99%            (2.02%)            8.15%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $  1,549,698      $  1,033,043      $    978,861      $    902,480
Ratio of expenses to average net assets                            0.51%             0.52%             0.52%             0.50%
Ratio of net investment income (loss) to
  average net assets                                               5.87%             6.54%             6.09%             5.86%
Portfolio turnover rate                                           184.8%(b)         168.5%(b)         110.7%(b)         122.3%(b)
Current Yield(a)                                                   5.74%             6.13%             7.02%             5.92%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD CAPITAL APPRECIATION HLS FUND

                                                                           CLASS IA - PERIOD ENDED:
                                                 12/31/02    12/31/01          12/31/00          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      5.926      $      6.095      $      4.759      $      4.410
Net investment income (loss)                                      0.021             0.041             0.023             0.025
Net realized and unrealized gain (loss) on
  investments                                                    (0.341)            0.757             1.643             0.525
Total from investment operations                                 (0.320)            0.798             1.666             0.550
Less distributions:
     Dividends from net investment income                        (0.027)           (0.039)           (0.018)           (0.026)
     Distributions from net realized gain
       on investments                                            (1.609)           (0.928)           (0.312)           (0.175)
     Distributions from capital                                   0.000             0.000             0.000             0.000
Total distributions                                              (1.636)           (0.967)           (0.330)           (0.201)
Net increase (decrease) in net asset value                       (1.956)           (0.169)            1.336             0.349
Net asset value, end of period                             $      3.970      $      5.926      $      6.095      $      4.759
TOTAL RETURN                                                      (6.94%)           13.22%            37.46%            15.48%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $  8,734,600      $  9,581,897      $  7,963,003      $  5,807,480
Ratio of expenses to average net assets                            0.68%             0.66%             0.66%             0.64%
Ratio of net investment income (loss) to
  average net assets                                               0.57%             0.64%             0.46%             0.59%
Portfolio turnover rate                                            92.3%(a)         108.2%(a)          66.4%(a)          51.2%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD DIVIDEND AND GROWTH HLS FUND

                                                                           CLASS IA - PERIOD ENDED:
                                                 12/31/02    12/31/01          12/31/00          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      2.124      $      2.149      $      2.160      $      1.952
Net investment income (loss)                                      0.031             0.035             0.034             0.033
Net realized and unrealized gain (loss) on
  investments                                                    (0.114)            0.178             0.075             0.280
Total from investment operations                                 (0.083)            0.213             0.109             0.313
Less distributions:
     Dividends from net investment income                        (0.030)           (0.034)           (0.035)           (0.035)
     Distributions from net realized gain
       on investments                                            (0.131)           (0.204)           (0.085)           (0.070)
     Distributions from capital                                   0.000             0.000             0.000             0.000
Total distributions                                              (0.161)           (0.238)           (0.120)           (0.105)
Net increase (decrease) in net asset value                       (0.244)           (0.025)           (0.011)            0.208
Net asset value, end of period                             $      1.880      $      2.124      $      2.149      $      2.160
TOTAL RETURN                                                      (4.04%)           10.95%             5.31%            16.42%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $  3,190,773      $  3,189,857      $  3,207,733      $  3,031,293
Ratio of expenses to average net assets                            0.68%             0.68%             0.68%             0.66%
Ratio of net investment income (loss) to
  average net assets                                               1.66%             1.70%             1.60%             1.81%
Portfolio turnover rate                                            61.0%(a)          59.4%(a)          55.9%(a)          48.2%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD FOCUS HLS FUND

                                                                                    CLASS IA - PERIOD ENDED:
                                                                                  12/31/02   4/30/01-12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                           $      1.000
Net investment income (loss)                                                                          0.002
Net realized and unrealized gain (loss) on investments                                                0.040
Total from investment operations                                                                      0.042
Less distributions:
    Dividends from net investment income                                                             (0.002)
    Distributions from net realized gain on investments                                               0.000
    Distributions from capital                                                                        0.000
Total distributions                                                                                  (0.002)
Net increase (decrease) in net asset value                                                            0.040
Net asset value, end of period                                                                 $      1.040
TOTAL RETURN                                                                                           3.94%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                       $     32,968
Ratio of expenses to average net assets                                                                0.95%(c)
Ratio of net investment income (loss) to average net assets                                            0.47%(c)
Portfolio turnover rate                                                                               113.0%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL ADVISERS HLS FUND

                                                                         CLASS IA - PERIOD ENDED:
                                                  12/31/02   12/31/01          12/31/00          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.149      $      1.397      $      1.155      $      1.175
Net investment income (loss)                                      0.023             0.046             0.040             0.064
Net realized and unrealized gain (loss) on
  investments                                                    (0.091)           (0.134)            0.227             0.082
Total from investment operations                                 (0.068)           (0.088)            0.267             0.146
Less distributions:
     Dividends from net investment income                        (0.008)           (0.071)           (0.025)           (0.039)
     Dividends in excess of net investment income                 0.000             0.000             0.000            (0.006)
     Distributions from net realized gain
       on investments                                            (0.063)           (0.089)            0.000            (0.032)
Distributions from capital                                        0.000             0.000             0.000            (0.089)
Total distributions                                              (0.071)           (0.160)           (0.025)           (0.166)
Net increase (decrease) in net asset value                       (0.139)           (0.248)            0.242            (0.020)
Net asset value, end of period                             $      1.010      $      1.149      $      1.397      $      1.155
TOTAL RETURN                                                      (6.25%)           (6.63%)           23.16%            13.35%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $    331,784      $    384,648      $    396,147      $    285,853
Ratio of expenses to average net assets                            0.86%             0.85%             0.85%             0.86%
Ratio of net investment income (loss) to
  average net assets                                               2.21%             2.72%             2.59%             2.77%
Portfolio turnover rate                                           344.3%(a)         184.0%(a)         141.5%(a)         161.1%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

                                                                  CLASS IA - PERIOD ENDED:
                                                                  12/31/02      12/31/01
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                            $   1.000
Net investment income (loss)                                                        0.003
Net realized and unrealized gain (loss) on investments                             (0.359)
Total from investment operations                                                   (0.356)
Less distributions:
     Dividends from net investment income                                          (0.004)
     Distributions from net realized gain on investments                            0.000
     Distributions from capital                                                     0.000
Total distributions                                                                (0.004)
Net increase (decrease) in net asset value                                         (0.360)
Net asset value, end of period                                                  $   0.640
TOTAL RETURN                                                                       (35.74%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                        $   7,679
Ratio of expenses to average net assets                                              0.92%
Ratio of net investment income (loss) to average net assets                          0.38%
Portfolio turnover rate                                                              95.0%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

                                                                  CLASS IA - PERIOD ENDED:
                                                                  12/31/02      12/31/01
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                            $   1.000
Net investment income (loss)                                                        0.007
Net realized and unrealized gain (loss) on investments                             (0.063)
Total from investment operations                                                   (0.056)
Less distributions:
     Dividends from net investment income                                          (0.004)
     Distributions from net realized gain on investments                            0.000
     Distributions from capital                                                     0.000
Total distributions                                                                (0.004)
Net increase (decrease) in net asset value                                         (0.060)
Net asset value, end of period                                                  $   0.940
TOTAL RETURN                                                                        (5.72%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                        $  14,216
Ratio of expenses to average net assets                                              0.93%
Ratio of net investment income (loss) to average net assets                          1.04%
Portfolio turnover rate                                                             119.2%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the class of shares issued.

HARTFORD GLOBAL HEALTH HLS FUND

                                                                            CLASS IA - PERIOD ENDED:
                                                                 12/31/02      12/31/01      5/1/00-12/31/00(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                         $      1.422      $      1.000
Net investment income (loss)                                                        0.000             0.003
Net realized and unrealized gain (loss) on investments                              0.028             0.477
Total from investment operations                                                    0.028             0.480
Less distributions:
     Dividends from net investment income                                           0.000            (0.003)
     Distributions from net realized gain on investments                            0.000            (0.035)
     Distributions from capital                                                     0.000             0.000
Total distributions                                                                 0.000            (0.038)
Net increase (decrease) in net asset value                                          0.028             0.442
Net asset value, end of period                                               $      1.470      $      1.442
TOTAL RETURN                                                                         2.04%            48.18%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                     $    202,131      $    123,533
Ratio of expenses to average net assets                                              0.89%             0.90%(c)
Ratio of net investment income (loss) to average net assets                          0.06%             0.59%(c)
Portfolio turnover rate                                                              61.5%(d)          46.1%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL LEADERS HLS FUND

                                                                        CLASS IA - PERIOD ENDED:
                                                                                                                   9/30/98-
                                                 12/31/02    12/31/01          12/31/00          12/31/99        12/31/98(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.759      $      1.913      $      1.285      $      1.00
Net investment income (loss)                                      0.011             0.008             0.003            0.001
Net realized and unrealized gain (loss) on
  investments                                                    (0.305)           (0.142)            0.642            0.318
Total from investment operations                                 (0.294)           (0.134)            0.645            0.319
Less distributions:
     Dividends from net investment income                        (0.008)           (0.009)           (0.003)          (0.002)
     Distributions from net realized gain
       on investments                                            (0.017)           (0.011)           (0.014)          (0.032)
     Distributions from capital                                   0.000             0.000             0.000            0.000
Total distributions                                              (0.025)           (0.020)           (0.017)          (0.034)
Net increase (decrease) in net asset value                       (0.319)           (0.154)            0.628            0.285
Net asset value, end of period                             $      1.440       $     1.759      $      1.913      $     1.285
TOTAL RETURN                                                     (16.58%)           (7.06%)           50.37%           31.88%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $    484,661      $    575,217      $    179,675      $     5,761
Ratio of expenses to average net assets                            0.81%             0.81%             0.86%            0.89%(c),(d)
Ratio of net investment income (loss) to
  average net assets                                               0.71%             0.63%             0.54%(d)         0.63%(c),(d)
Portfolio turnover rate                                           362.9%(e)         366.6%(e)         207.4%(e)         47.9%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b)  Not annualized.

(c)  Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL TECHNOLOGY HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                                  12/31/02     12/31/01       5/1/00-12/31/00(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                         $      0.637      $      1.000
Net investment income (loss)                                                       (0.002)           (0.001)
Net realized and unrealized gain (loss) on investments                             (0.145)           (0.362)
Total from investment operations                                                   (0.147)           (0.363)
Less distributions:
     Dividends from net investment income                                           0.000             0.000
     Distributions from net realized gain on investments                            0.000             0.000
     Distributions from capital                                                     0.000             0.000
Total distributions                                                                 0.000             0.000
Net increase (decrease) in net asset value                                         (0.147)           (0.363)
Net asset value, end of period                                               $      0.490      $      0.637
TOTAL RETURN                                                                       (22.81%)          (37.37%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                     $     86,074      $     71,276
Ratio of expenses to average net assets                                              0.89%             0.92%(c)
Ratio of net investment income (loss) to average net assets                         (0.49%)           (0.44%)(c)
Portfolio turnover rate                                                             240.3%(d)         149.9%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH HLS FUND

To be updated.

HARTFORD GROWTH AND INCOME HLS FUND


                                                                           CLASS IA - PERIOD ENDED:
                                                     12/31/02     12/31/01       12/31/00        12/31/99         5/29/98-
                                                                                                                 12/31/98(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $   1.326      $   1.432       $   1.186        $   1.000
Net investment income (loss)                                         0.006          0.005           0.004            0.005
Net realized and unrealized gain (loss) on
 investments                                                        (0.112)        (0.085)          0.255            0.185
Total from investment operations                                    (0.106)        (0.080)          0.259            0.190
Less distributions:
     Dividends from net investment income                            0.000         (0.005)         (0.004)          (0.004)
     Distributions from net realized gain on
      investments                                                   (0.050)        (0.021)         (0.009)           0.000
     Distributions from capital                                      0.000          0.000           0.000            0.000
Total distributions                                                 (0.050)        (0.026)         (0.013)          (0.004)
Net increase (decrease) in net asset value                          (0.156)        (0.106)          0.246            0.186
Net asset value, end of period                                   $   1.170      $   1.326       $   1.432        $   1.186
TOTAL RETURN                                                         (8.02%)        (5.64%)         21.82%           19.05%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $ 416,013      $ 379,905       $ 201,857        $  25,312
Ratio of expenses to average net assets                               0.79%          0.79%           0.82%            0.28%(c),(d)
Ratio of net investment income (loss) to average
 net assets                                                           0.54%          0.41%           0.63%            1.42%(c),(d)
Portfolio turnover rate                                               85.0%(e)       72.8%(e)        53.8%(e)         29.6%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/02     12/31/01       12/31/00        12/31/99        12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                    $   40.66     $     45.14      $     41.09      $   36.64
Net investment income (loss)                                                   --           (0.03)           (0.05)          0.09
Net realized and unrealized gain (loss) on
 investments                                                                (9.21)           2.99            17.42           6.40
Total from investment operations                                            (9.21)           2.96            17.37           6.49
Less distributions:
     Dividends from net investment income                                      --              --            (0.09)         (0.13)
     Distributions from net realized gain on
      investments                                                           (8.79)          (7.44)          (13.23)         (1.91)
     Distributions from capital                                                --              --               --             --
Total distributions                                                         (8.79)          (7.44)          (13.32)         (2.04)
Net increase (decrease) in net asset value                                 (18.00)          (4.48)            4.05           4.45
Net asset value, end of period                                          $   22.66     $     40.66      $     45.14      $   41.09
TOTAL RETURN                                                               (22.85%)          3.99%           55.17%         19.01%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                $ 755,068     $ 1,063,005      $ 1,044,728      $ 762,354
Ratio of expenses to average net assets                                      0.65%           0.64%            0.66%          0.65%
Ratio of net investment income (loss) to average
 net assets                                                                 (0.01%)         (0.08%)          (0.18%)         0.21%
Portfolio turnover rate                                                       228%            120%             175%           106%

HARTFORD HIGH YIELD HLS FUND

                                                                            CLASS IA - PERIOD ENDED:
                                                                                                                  9/30/98-
                                                      12/31/02    12/31/01       12/31/00         12/31/99       12/31/98(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $   0.939       $   1.005        $  1.017       $   1.000
Net investment income (loss)                                         0.078           0.078           0.060           0.019
Net realized and unrealized gain (loss) on
 investments                                                        (0.056)         (0.068)         (0.013)          0.017
Total from investment operations                                     0.022           0.010           0.047           0.036
Less distributions:
     Dividends from net investment income                           (0.001)         (0.076)         (0.059)         (0.019)
     Distributions from net realized gain on
      investments                                                    0.000           0.000           0.000           0.000
     Distributions from capital                                      0.000           0.000           0.000           0.000
Total distributions                                                 (0.001)         (0.076)         (0.059)         (0.019)
Net increase (decrease) in net asset value                           0.021          (0.066)         (0.012)          0.017
Net asset value, end of period                                   $   0.960       $   0.939        $  1.005       $   1.017
TOTAL RETURN                                                          2.69%           1.03%           4.70%           3.59%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $ 127,044       $  66,104        $  52,731      $  14,482
Ratio of expenses to average net assets                               0.81%           0.81%           0.72%           0.35%(c),(d)
Ratio of net investment income (loss) to average
 net assets                                                           9.70%           9.15%           8.36%           8.04%(c),(d)
Portfolio turnover rate                                               63.0%(f)        69.4%(f)        46.9%(f)        15.4%(f)
Current Yield(e)                                                     10.89%          10.75%           9.65%           8.90%

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INDEX HLS FUND

                                                                               CLASS IA - PERIOD ENDED:
                                                      12/31/02    12/31/01         12/31/00          12/31/99        12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $     3.725      $     4.189       $     3.570      $     2.878
Net investment income (loss)                                          0.031            0.030             0.034            0.032
Net realized and unrealized gain (loss) on
 investments                                                         (0.488)          (0.424)            0.685            0.759
Total from investment operations                                     (0.457)          (0.394)            0.719            0.791
Less distributions:
     Dividends from net investment income                            (0.029)          (0.031)           (0.040)          (0.027)
     Distributions from net realized gain on
      investments                                                    (0.059)          (0.039)           (0.060)          (0.072)
     Distributions from capital                                       0.000            0.000             0.000            0.000
Total distributions                                                  (0.088)          (0.070)           (0.100)          (0.099)
Net increase (decrease) in net asset value                           (0.545)          (0.464)            0.619            0.692
Net asset value, end of period                                  $     3.180      $     3.725       $     4.189      $     3.570
TOTAL RETURN                                                         (12.31%)          (9.50%)           20.49%           28.06%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $ 1,976,361      $ 2,387,000       $ 2,581,436      $ 1,846,117
Ratio of expenses to average net assets                                0.43%            0.43%             0.43%            0.40%
Ratio of net investment income (loss) to average
 net assets                                                            0.91%            0.75%             0.95%            1.21%
Portfolio turnover rate                                                 5.2%(a)          6.7%(a)           2.8%(a)          4.5%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

                                                                           CLASS IA - PERIOD ENDED:
PER SHARE OPERATING PERFORMANCE                                        12/31/02         4/30/01-12/31/01(a)
Net asset value, beginning of period                                                        $   1.000
Net investment income (loss)                                                                    0.001
Net realized and unrealized gain (loss) on investments                                         (0.140)
Total from investment operations                                                               (0.139)
Less distributions:
     Dividends from net investment income                                                      (0.001)
     Distributions from net realized gain on investments                                        0.000
     Distributions from capital                                                                 0.000
Total distributions                                                                             (0.001)
Net increase (decrease) in net asset value                                                     (0.140)
Net asset value, end of period                                                              $   0.860
TOTAL RETURN                                                                                   (13.98%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                    $   9,969
Ratio of expenses to average net assets                                                          1.00%(c)
Ratio of net investment income (loss) to average net assets                                      0.42%(c)
Portfolio turnover rate                                                                         190.8%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                      12/31/02    12/31/01         12/31/00         12/31/99         12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $   1.364       $     1.876       $     1.355      $     1.294
Net investment income (loss)                                         0.012             0.018             0.019            0.021
Net realized and unrealized gain (loss) on
 investments                                                        (0.264)           (0.314)            0.520            0.147
Total from investment operations                                    (0.252)           (0.296)            0.539            0.168
Less distributions:
     Dividends from net investment income                           (0.001)           (0.023)           (0.018)          (0.019)
     Distributions from net realized gain on
      investments                                                   (0.161)           (0.193)            0.000           (0.088)
     Distributions from capital                                      0.000             0.000             0.000            0.000
Total distributions                                                 (0.162)           (0.216)           (0.018)          (0.107)
Net increase (decrease) in net asset value                          (0.414)           (0.512)            0.521            0.061
Net asset value, end of period                                   $   0.950       $     1.364       $     1.876      $     1.355
TOTAL RETURN                                                        (18.73%)          (17.10%)           39.86%           13.16%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $ 941,934       $ 1,326,609       $ 1,574,836      $ 1,196,694
Ratio of expenses to average net assets                               0.81%             0.78%             0.78%            0.77%
Ratio of net investment income (loss) to average
 net assets                                                           1.10%             1.16%             1.20%            1.51%
Portfolio turnover rate                                              143.8%(a)         158.8%(a)         133.2%(a)        157.4%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

                                                                                         CLASS IA - PERIOD ENDED:
                                                                                   12/31/02           4/30/01-12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                                      $   1.000
Net investment income (loss)                                                                                  0.005
Net realized and unrealized gain (loss) on investments                                                       (0.063)
Total from investment operations                                                                             (0.058)
Less distributions:
     Dividends from net investment income                                                                    (0.002)
     Distributions from net realized gain on investments                                                      0.000
     Distributions from capital                                                                               0.000
Total distributions                                                                                          (0.002)
Net increase (decrease) in net asset value                                                                   (0.060)
Net asset value, end of period                                                                            $   0.940
TOTAL RETURN                                                                                                  (5.98%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                                  $   4,373
Ratio of expenses to average net assets                                                                        1.00%(c)
Ratio of net investment income (loss) to average net assets                                                    1.01%(c)
Portfolio turnover rated                                                                                      168.3%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover rate calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MIDCAP HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/02    12/31/01           12/31/00           12/31/99       12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $     2.467        $      2.053        $   1.439       $   1.137
Net investment income (loss)                                         0.003              (0.001)           0.000          (0.001)
Net realized and unrealized gain (loss) on
 investments                                                        (0.100)              0.518            0.725           0.303
Total from investment operations                                    (0.097)              0.517            0.725           0.302
Less distributions:
     Dividends from net investment income                            0.000               0.000            0.000           0.000
     Distributions from net realized gain on
      investments                                                   (0.280)             (0.103)          (0.111)          0.000
     Distributions from capital                                      0.000               0.000            0.000           0.000
Total distributions                                                 (0.280)             (0.103)          (0.111)          0.000
Net increase (decrease) in net asset value                          (0.377)              0.414            0.614           0.302
Net asset value, end of period                                 $     2.090        $      2.467        $   2.053       $   1.439
TOTAL RETURN                                                         (3.62%)             25.42%           51.81%          26.57%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $ 1,765,315        $  1,774,047        $ 672,678       $ 143,494
Ratio of expenses to average net assets                               0.70%               0.72%            0.79%           0.79%
Ratio of net investment income (loss) to average
 net assets                                                           0.12%              (0.08%)          (0.15%)         (0.15%)
Portfolio turnover rate                                              116.7%(a)           137.6%(a)        120.7%(a)       134.1%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MIDCAP VALUE HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                                         12/31/02          4/30/01-12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                            $ 1.000
Net investment income (loss)                                                                       0.001
Net realized and unrealized gain (loss) on investments                                            (0.010)
Total from investment operations                                                                  (0.009)
Less distributions:
     Dividends from net investment income                                                         (0.001)
     Distributions from net realized gain on investments                                           0.000
     Distributions from capital                                                                    0.000
Total distributions                                                                               (0.001)
Net increase (decrease) in net asset value                                                        (0.010)
Net asset value, end of period                                                                  $  0.990
TOTAL RETURN                                                                                       (0.41%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                        $ 95,308
Ratio of expenses to average net assets                                                             0.90%(c)
Ratio of net investment income (loss) to average net assets                                         0.47%(c)
Portfolio turnover rate                                                                             32.3%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MONEY MARKET HLS FUND

                                                                            CLASS IA - PERIOD ENDED:
                                                     12/31/02    12/31/01         12/31/00        12/31/99         12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $     1.000      $      1.000     $     1.000      $    1.000
Net investment income (loss)                                         0.038             0.059           0.070           0.051
Net realized and unrealized gain (loss) on
 investments                                                         0.000             0.000           0.000           0.000
Total from investment operations                                     0.038             0.059           0.070           0.051
Less distributions:
     Dividends from net investment income                           (0.038)           (0.059)         (0.070)         (0.051)
     Distributions from net realized gain on
      investments                                                    0.000             0.000           0.000           0.000
     Distributions from capital                                      0.000             0.000           0.000           0.000
Total distributions                                                 (0.038)           (0.059)         (0.070)         (0.051)
Net increase (decrease) in net asset value                           0.000             0.000           0.000           0.000
Net asset value, end of period                                 $     1.000      $      1.000     $     1.000      $    1.000
TOTAL RETURN                                                          3.87%             6.10%           4.89%           5.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $ 1,867,520      $  1,242,275     $ 1,257,436      $  872,486
Ratio of expenses to average net assets                               0.48%             0.48%           0.47%           0.45%
Ratio of net investment income (loss) to average
 net assets                                                           3.58%             5.91%           4.81%           5.12%
Portfolio turnover rate                                                 --                --              --              --
Current Yield(a)                                                      1.80%             6.20%           5.34%           4.79%
Effective Yield(a)                                                    1.82%             6.39%           5.49%           4.90%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD MORTGAGE SECURITIES HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/02    12/31/01          12/31/00           12/31/99         12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $    1.138        $    1.039         $    1.085       $   1.084
Net investment income (loss)                                         0.049             0.075              0.068           0.067
Net realized and unrealized gain (loss) on
 investments                                                         0.030             0.032             (0.052)          0.006
Total from investment operations                                     0.079             0.107              0.016           0.073
Less distributions:
     Dividends from net investment income                           (0.067)           (0.008)            (0.062)         (0.067)
     Distributions from net realized gain on
      investments                                                    0.000             0.000              0.000          (0.003)
     Distributions from capital                                      0.000             0.000              0.000          (0.002)
Total distributions                                                 (0.067)           (0.008)            (0.062)         (0.072)
Net increase (decrease) in net asset value                           0.012             0.099             (0.046)          0.001
Net asset value, end of period                                  $    1.150        $    1.138         $    1.039       $   1.085
TOTAL RETURN                                                          7.50%            10.28%              1.52%           6.72%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $  424,603        $  310,825         $  339,767       $ 356,834
Ratio of expenses to average net assets                               0.48%             0.48%              0.48%           0.46%
Ratio of net investment income (loss) to average
 net assets                                                           5.64%             6.43%              5.98%           6.18%
Portfolio turnover rate                                              233.0%(b)         534.3%(b)          472.0%(b)       207.8%(b)
Current Yield(a)                                                      4.86%             6.68%              6.83%           6.15%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD SMALL COMPANY HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/02    12/31/01          12/31/00           12/31/99        12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $    1.687        $    2.188         $    1.321       $   1.202
Net investment income (loss)                                         0.001             0.003             (0.005)         (0.002)
Net realized and unrealized gain (loss) on
 investments                                                        (0.255)           (0.254)             0.875           0.141
Total from investment operations                                    (0.254)           (0.251)             0.870           0.139
Less distributions:
     Dividends from net investment income                            0.000             0.000              0.000           0.000
     Distributions from net realized gain on
      investments                                                   (0.103)           (0.250)            (0.003)         (0.020)
     Distributions from capital                                      0.000             0.000              0.000           0.000
Total distributions                                                 (0.103)           (0.250)            (0.003)         (0.020)
Net increase (decrease) in net asset value                          (0.357)           (0.501)             0.867           0.119
Net asset value, end of period                                  $    1.330        $    1.687         $    2.188       $   1.321
TOTAL RETURN                                                        (14.92%)          (13.12%)            65.83%          11.62%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $  745,253        $  908,886         $  757,302       $ 350,734
Ratio of expenses to average net assets                               0.76%             0.74%              0.78%           0.77%
Ratio of net investment income (loss) to average
 net assets                                                           0.03%             0.00%             (0.45%)         (0.24%)
Portfolio turnover rate                                              226.9%(a)         194.5%(a)          181.3%(a)       235.7%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD SMALLCAP GROWTH HLS FUND

                                                                             CLASS IA - PERIOD ENDED:
                                                     12/31/02    12/31/01          12/31/00         12/31/99        12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $    23.73        $    33.79       $    16.70       $   13.81
Net investment income (loss)                                            --                --            (0.04)           0.01
Net realized and unrealized gain (loss) on
 investments                                                         (4.91)            (3.06)           17.86            2.91
Total from investment operations                                     (4.91)            (3.06)           17.82            2.92
Less distributions:
     Dividends from net investment income                               --                --            (0.01)          (0.03)
     Distributions from net realized gain on
      investments                                                    (2.38)            (7.00)           (0.72)             --
     Distributions from capital                                         --                --               --              --
Total distributions                                                  (2.38)            (7.00)           (0.73)          (0.03)
Net increase (decrease) in net asset value                           (7.29)           (10.06)           17.09            2.89
Net asset value, end of period                                  $    16.44        $    23.73       $    33.79       $   16.70
TOTAL RETURN                                                        (20.18%)          (15.08%)         109.25%          21.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $  272,272        $  352,615       $  333,158       $ 149,860
Ratio of expenses to average net assets                               0.68%             0.66%            0.72%           0.72%
Ratio of net investment income (loss) to average
 net assets                                                          (0.02%)            0.01%           (0.22%)          0.06%
Portfolio turnover rate                                                164%              160%             264%            135%

HARTFORD STOCK HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/02    12/31/01         12/31/00         12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $     5.880      $     7.147       $     6.562       $     5.123
Net investment income (loss)                                         0.041            0.039             0.050             0.051
Net realized and unrealized gain (loss) on
 investments                                                        (0.738)          (0.500)            1.143             1.622
Total from investment operations                                    (0.697)          (0.461)            1.193             1.673
Less distributions:
     Dividends from net investment income                           (0.038)          (0.041)           (0.049)           (0.050)
     Distributions from net realized gain on
      investments                                                   (0.405)          (0.765)           (0.559)           (0.184)
     Distributions from capital                                      0.000            0.000             0.000             0.000
Total distributions                                                 (0.443)          (0.806)           (0.608)           (0.234)
Net increase (decrease) in net asset value                          (1.140)          (1.267)            0.585             1.439
Net asset value, end of period                                 $     4.740      $     5.880       $     7.147       $     6.562
TOTAL RETURN                                                        (12.23%)          (7.04%)           19.78%            33.47%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $ 7,834,643      $ 9,590,018       $ 9,400,385       $ 7,183,046
Ratio of expenses to average net assets                               0.49%            0.48%             0.48%             0.46%
Ratio of net investment income (loss) to average
 net assets                                                           0.80%            0.64%             0.80%             0.95%
Portfolio turnover rate                                               38.7%(a)         40.2%(a)          38.5%(a)          27.1%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

                                                                                   CLASS IA - PERIOD ENDED:
                                                               12/31/02   12/31/01        12/31/00      12/31/99        12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                      $   10.59       $   10.13     $   10.93      $   10.68
Net investment income (loss)                                                   0.50            0.70          0.63           0.60
Net realized and unrealized gain (loss) on investments                         0.28            0.46         (0.84)          0.34
Total from investment operations                                               0.78            1.16         (0.21)          0.94
Less distributions:
     Dividends from net investment income                                     (0.58)          (0.70)        (0.59)         (0.69)
     Distributions from net realized gain on investments                         --              --            --             --
     Distributions from capital                                                  --              --            --             --
Total distributions                                                           (0.58)          (0.70)        (0.59)         (0.69)
Net increase (decrease) in net asset value                                     0.20            0.46         (0.80)          0.25
Net asset value, end of period                                            $   10.79       $   10.59     $   10.13      $   10.93
TOTAL RETURN                                                                   7.50%          11.81%        (1.94%)         8.87%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $ 174,333       $ 141,415     $ 138,658      $ 152,672
Ratio of expenses to average net assets                                        0.51%           0.52%         0.52%          0.51%
Ratio of net investment income (loss) to average net assets                    5.55%           6.28%         5.64%          5.53%
Portfolio turnover rate                                                         155%            128%           97%           114%

HARTFORD VALUE HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                                        12/31/02          4/30/01-12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                           $  1.000
Net investment income (loss)                                                                      0.003
Net realized and unrealized gain (loss) on investments                                           (0.006)
Total from investment operations                                                                 (0.003)
Less distributions:
     Dividends from net investment income                                                        (0.003)
     Distributions from net realized gain on investments                                         (0.004)
     Distributions from capital                                                                   0.000
Total distributions                                                                              (0.007)
Net increase (decrease) in net asset value                                                       (0.010)
Net asset value, end of period                                                                 $  0.990
TOTAL RETURN                                                                                       0.06%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                       $ 40,759
Ratio of expenses to average net assets                                                            0.90%(c)
Ratio of net investment income (loss) to average net assets                                        1.02%(c)
Portfolio turnover rate                                                                            15.6%(d)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE OPPORTUNITIES HLS FUND

                                                                                   CLASS IA - PERIOD ENDED:
                                                               12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                      $   17.38       $    15.65    $   14.38      $   13.42
Net investment income (loss)                                                   0.08             0.14         0.13           0.16
Net realized and unrealized gain (loss) on investments                        (0.48)            2.68         1.15           1.13
Total from investment operations                                              (0.40)            2.82         1.28           1.29
Less distributions:
     Dividends from net investment income                                     (0.11)           (0.13)          --          (0.16)
     Distributions from net realized gain on investments                      (2.04)           (0.96)       (0.01)         (0.17)
     Distributions from capital                                                  --               --           --             --
Total distributions                                                           (2.15)           (1.09)       (0.01)         (0.33)
Net increase (decrease) in net asset value                                    (2.55)            1.73         1.27           0.96
Net asset value, end of period                                            $   14.83       $    17.38    $   15.65      $   14.38
TOTAL RETURN                                                                  (2.55%)          18.49%        8.96%          9.64%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $ 130,567       $  111,590    $  94,583      $  87,604
Ratio of expenses to average net assets                                        0.73%            0.76%        0.78%          0.76%
Ratio of net investment income (loss) to average net assets                    0.68%            0.87%        0.85%          1.26%
Portfolio turnover rate                                                         147%             171%         211%           332%

   PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                               AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS


We value your trust.  We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect
PERSONAL INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION MEANS YOUR REQUEST FOR OUR PRODUCT OR SERVICE.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as, the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2002 have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                           811-08629
Hartford HLS Series Fund II, Inc.                    811-04615

HARTFORD HLS FUNDS

CLASS IB SHARES

PROSPECTUS
MAY __, 2003

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADVISERS HLS FUND
BOND HLS FUND
CAPITAL APPRECIATION HLS FUND
DIVIDEND AND GROWTH HLS FUND
FOCUS HLS FUND
GLOBAL ADVISERS HLS FUND
GLOBAL COMMUNICATIONS HLS FUND
GLOBAL FINANCIAL SERVICES HLS FUND
GLOBAL HEALTH HLS FUND
GLOBAL LEADERS HLS FUND
GLOBAL TECHNOLOGY HLS FUND
GROWTH HLS FUND
GROWTH AND INCOME HLS FUND
GROWTH OPPORTUNITIES HLS FUND
HIGH YIELD HLS FUND
INDEX HLS FUND
INTERNATIONAL CAPITAL APPRECIATION HLS FUND
INTERNATIONAL OPPORTUNITIES HLS FUND
INTERNATIONAL SMALL COMPANY HLS FUND
MIDCAP HLS FUND
MIDCAP VALUE HLS FUND
MONEY MARKET HLS FUND
MORTGAGE SECURITIES HLS FUND
SMALL COMPANY HLS FUND
SMALLCAP GROWTH HLS FUND
STOCK HLS FUND
U.S. GOVERNMENT SECURITIES HLS FUND
VALUE HLS FUND
VALUE OPPORTUNITIES HLS FUND

HARTFORD HLS FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Each fund, except Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, is an investment portfolio of Hartford Series Fund, Inc. Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc.

Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, and Focus HLS Fund, is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("HIMCO(R)"). Information regarding HL Advisors, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                                                          PAGE
------------------------------------------------------------------------------------------------------------------------
A summary of each fund's                      Hartford Advisers HLS Fund
goals, principal strategies, main risks,      Hartford Bond HLS Fund
performance and fees.                         Hartford Capital Appreciation HLS Fund
                                              Hartford Dividend and Growth HLS Fund
                                              Hartford Focus HLS Fund
                                              Hartford Global Advisers HLS Fund
                                              Hartford Global Communications HLS Fund
                                              Hartford Global Financial Services HLS Fund
                                              Hartford Global Health HLS Fund
                                              Hartford Global Leaders HLS Fund
                                              Hartford Global Technology HLS Fund
                                              Hartford Growth HLS Fund
                                              Hartford Growth and Income HLS Fund
                                              Hartford Growth Opportunities HLS Fund
                                              Hartford High Yield HLS Fund
                                              Hartford Index HLS Fund
                                              Hartford International Capital Appreciation HLS Fund
                                              Hartford International Opportunities HLS Fund
                                              Hartford International Small Company HLS Fund
                                              Hartford MidCap HLS Fund
                                              Hartford MidCap Value HLS Fund
                                              Hartford Money Market HLS Fund
                                              Hartford Mortgage Securities HLS Fund
                                              Hartford Small Company HLS Fund
                                              Hartford SmallCap Growth HLS Fund
                                              Hartford Stock HLS Fund
                                              Hartford U.S. Government Securities HLS Fund
                                              Hartford Value HLS Fund
                                              Hartford Value Opportunities HLS Fund

Further information on the funds.             Investment strategies and investment matters
                                              Management of the funds
                                              Purchase and redemption of fund shares
                                              Distribution plan
                                              Determination of net asset value
                                              Dividends and distributions
                                              Exchange privileges
                                              Federal income taxes
                                              Brokerage commissions
                                              Variable contract owner voting rights
                                              Plan participant voting rights
                                              Performance related information
                                              Distributor, Custodian and Transfer Agent
                                              Financial highlights
                                              Privacy policy
                                              For more information                                             back cover

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -    stocks,

     -    debt securities, and

     -    money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                          1 YEAR     5 YEARS     10 YEARS
Class IB(1)
S&P 500 Index (reflects no deduction for fees or expenses)
Lehman Brothers Government/Credit Bond Index (reflects no deduction for fees or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                 CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price      None
Maximum deferred sales charge (load)                               None

Exchange fees                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                        %
Distribution and service (12b-1) fees                              0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

     -    Senior Vice President of Wellington Management

     -    Co-manager of the fund since 1987

     -    Joined Wellington Management in 1982

     -    Investment professional since 1974

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Co-manager of the fund since 1992

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD BOND HLS FUND

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds."

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

HIMCO uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                   1 YEAR     5 YEARS    10 YEARS
Class IB(1)
Lehman Brothers U.S. Aggregate Bond Index
(reflects no deduction for fees or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price             None
Maximum deferred sales charge (load)                                      None
Exchange fees                                                             None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                               %
Distribution and service (12b-1) fees                                     0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Nasri Toutoungi

     -    Senior Vice President of HIMCO

     -    Manager of the fund since 2003

     -    Joined HIMCO in 2003

     - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and Director and Partner of Rogge Global Partners from 1997 to 1998

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS _______% (___ QUARTER_____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                   1 YEAR     5 YEARS    10 YEARS
Class IB(1)
S&P 500 Index (reflects no
deduction for fees or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                        CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                              None
Maximum deferred sales charge (load)                                                       None
Exchange fees                                                                              None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                %
Distribution and service (12b-1) fees                                                      0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                                                                 CLASS IB
(with or without redemption)                                                                 $
Year 1                                                                                       $
Year 3                                                                                       $
Year 5                                                                                       $
Year 10                                                                                      $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since 1991

     -    Joined Wellington Management in 1979

     -    Investment professional since 1974

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _______% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                          SINCE INCEPTION
                                                                   1 YEAR    5 YEARS      (MARCH 9, 1994)
Class IB(1)
S&P 500 Index (reflects no deduction for fees or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                         CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

     -    Vice President of Wellington Management

     -    Manager of the fund since July, 2001

     -    Joined Wellington Management as a portfolio manager in 2000

     -    Investment professional since 1980

     - Employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982

HARTFORD FOCUS HLS FUND

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and dividends and other related measures or indicators of value.

The key characteristics of companies in which the fund typically invests include:

     -    Accelerating earnings and earnings per share growth

     -    A strong balance sheet combined with a high return on equity

     -    Unrecognized or undervalued assets

     -    A strong management team

     -    A leadership position within an industry

     -    Sustainable or increasing dividends

     -    Positive investor sentiment

The fund will consider selling a security when:

     -    Downside risk equals upside potential

     -    Decreasing trend of earnings growth is exhibited

     -    Excessive valuations are reached

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                  SINCE INCEPTION
                                                                   1 YEAR        (APRIL 30, 2001)
Class IB
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                $
Year 3                                                                $
Year 5                                                                $
Year 10                                                               $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Portfolio Manager of the fund since inception (April 2001)

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.

The fund actively allocates its assets among three categories:

     -    equity securities

     -    debt securities

     -    money market instruments

The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 1, 1995, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                           SINCE INCEPTION
                                                                                         1 YEAR   5 YEARS  (MARCH 1, 1995)
Class IB(1)
Morgan Stanley Capital International World Index (reflects no deduction for fees or
expenses)                                                                                                       (2)
Lehman Brothers Global Aggregate Index (reflects no deduction for fees or expenses)                             (2)

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 2/28/95.

INDICES: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

The Lehman Brothers Global Aggregate Index USD Hgd ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None

Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                            CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

     -    Senior Vice President of Wellington Management

     - Manager of the equity component of the fund since 2001 and Associate Manager of the equity component of the fund since 1997

     -    Joined Wellington Management as a portfolio manager in 1997

     -    Investment professional since 1987

Robert L. Evans

     -    Senior Vice President of Wellington Management

     -    Manager of the debt component of the fund since inception (March 1995)

     -    Joined Wellington Management in 1995

     -    Investment professional since 1985

Scott M. Elliott, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the asset allocation of the fund since 2001

     -    Joined Wellington Management in 1994

     -    Investment professional since 1990

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and dividends and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

     - The current market price of its stock is at the low end of its historical relative valuation range

     - A positive change in operating results is anticipated but not yet reflected in the price of its stock

     -    Unrecognized or undervalued assets

     - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

     -    Its target price is achieved

     - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The portfolio will be relatively focused both with regard to position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the communications sector, including telecommunications services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                      SINCE INCEPTION
                                                                                       1 YEAR       (DECEMBER 27, 2000)
Class IB
S&P 500 Index (reflects no deduction for fees or expenses)
MSCI AC (All Country) World Index Free-Telecommunications Services
Index reflects no deduction for fees or expenses)                                                           (1)

(1)  Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Index Free-Telecommunications Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                            CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the communications sector.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and dividends and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

     -    Management focuses on rewarding shareholders

     -    Market expectations of future earnings are too low

     - Market value does not reflect the fact that earnings are understated due to conservative accounting

     - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

     - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

     - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

     -    Its issuer's management no longer appears to promote shareholder value

     -    Market expectations of future earnings are too high

     - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

     - Market value exceeds the true value of the issuer's component businesses

     - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

     - Market value does not reflect the risk of potential problems in an important business component

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The portfolio will be relatively focused both with regard to position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ______% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                               SINCE INCEPTION
                                                                                1 YEAR       (DECEMBER 27, 2000)
Class IB
S&P 500 Index (reflects no deduction for fees or expenses)
MSCI Finance ex Real Estate Index (reflects no deduction for fees or expenses)                       (1)

(1)  Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI All Country Sector indices provide thousands of possible index permutations as 49 countries and 76 regions are combined with 10 sectors, 23 industry groups and 59 industries. Specifically, the MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)                                                                  $
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the financial services sector.

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable macro trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share the following attributes:

     -    The company's business franchise is temporarily mispriced

     -    The company has under-appreciated new product pipelines

     - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

     -    The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

     -    Target prices are achieved

     -    Fundamental expectations are not met

     -    A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.

The portfolio will be relatively focused both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS _______% (___ QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                             SINCE INCEPTION
                                                                                1 YEAR        (MAY 1, 2000)
Class IB
S&P 500 Index (reflects no deduction for fees or expenses)
Goldman Sachs Health Care Index (reflects no deduction for fees or expenses)                        (1)

(1)  Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in this index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)                                                                  $
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the health care sector.

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS __________% (______ QUARTER _______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                  SINCE INCEPTION
                                                                   1 YEAR      (SEPTEMBER 30, 1998)
Class IB
Morgan Stanley Capital International World Index
(reflects no deduction for fees or expenses)

INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                     $

Year 3                                                                                     $
Year 5                                                                                     $
Year 10                                                                                    $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -    Senior Vice President of Wellington Management

     - Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

     -    Joined Wellington Management as a portfolio manager in 1997

     -    Investment professional since 1987

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

     -    A positive change in operating results is anticipated

     -    Unrecognized or undervalued capabilities are present

     - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

     -    Target prices are achieved

     - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

     -    More attractive value in a comparable company is available

The portfolio will be relatively focused both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ______% (___ QUARTER_____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                                    SINCE INCEPTION
                                                                                          1 YEAR     (MAY 1, 2000)
Class IB
S&P 500 Index (reflects no deduction for fees or expenses)
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)                     (1)

(1)  Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)                                                                  $
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

The fund has been managed since its inception (2000) by Wellington Management using a team of its global industry analysts that specialize in the technology sector.

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top-down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

     - Concurrent with top-down analysis, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (April 2002)

     -    Joined Wellington Management as a global industry analyst in 1994

     -    Investment professional since 1989

HARTFORD GROWTH AND INCOME HLS FUND

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _______% (___ QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                SINCE INCEPTION
                                                                   1 YEAR        (MAY 29, 1998)
Class IB
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (May 1998)

     -    Joined Wellington Management in as a portfolio manager 1994

     -    Investment professional since 1987

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 24, 1987, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ________% (______ QUARTER _________).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                1 YEAR    5 YEARS   10 YEARS
Class IB(1)
Russell 3000 Growth Index (reflects no deduction for fees or expenses)

(1) Class IB shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                        $
Year 3                                                                                        $
Year 5                                                                                        $
Year 10                                                                                       $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since April 2001

     -    Joined Wellington Management as a portfolio manager in 1999

     - Employed by Kobrick Funds from 1997-1999, State Street Research and Management from 1992-1996 and 1997, and Montgomery Asset Management 1996 as an equity portfolio manager

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, HIMCO uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities within selected industries that appear from a yield perspective to be attractive. HIMCO assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that HIMCO expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as HIMCO expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                SINCE INCEPTION
                                                                   1 YEAR     (SEPTEMBER 30, 1998)
Class IB
Lehman Brothers High Yield Corporate Index (reflects
no deduction for fees or expenses)

INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                              $
Year 3                                                                              $

Year 5                                                                              $
Year 10                                                                             $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGERS

Christine Mozonski

     -    Vice President of HIMCO

     -    Co-manager of the fund since 2002

     -    Joined HIMCO in June 1992

     - Investment professional involved in trading and portfolio management since that time

David Hillmeyer

     -    Vice President of HIMCO

     -    Co-manager of the fund since 2003

     -    Joined HIMCO in 1995

     - Investment professional involved in trading and portfolio management since 1992

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in HIMCO's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2002, approximately 49.95 percent of the Index was composed of the forty largest companies, the five largest being Microsoft Corporation, General Electric Company, Exxon Mobil Corporation, Wal-Mart Stores, Inc. and Pfizer, Inc.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1987, Class IB shares of the fund were not offered until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                   1 YEAR     5 YEARS     10 YEARS
Class IB(1)
S&P 500 Index (reflects no deduction for fees or expenses)

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                         $
Year 3                                                                                         $
Year 5                                                                                         $
Year 10                                                                                        $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

     -    Vice President of HIMCO

     -    Manager of the fund since 1987

     -    Joined HIMCO in 1987

     -    Investment professional since 1987

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. Large capitalization companies are defined by the fund as companies with market capitalizations above $10 billion. Mid capitalization companies are defined by the fund as companies with market capitalizations between $2 billion and $10 billion. The key characteristics of high quality growth companies are:

     - strong earnings and revenue growth or the potential for strong earnings and revenue growth

     -    good management teams

     -    strong balance sheets

     - attractive relative valuations within a global or regional market or the security's primary trading market

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top-down and bottom-up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                SINCE INCEPTION
                                                                   1 YEAR       (APRIL 30, 2001)
Class IB
MSCI EAFE Index (reflects no deduction for fees or expenses)

INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (April 2001)

     -    Joined Wellington Management as a portfolio manager in 1997

     -    Investment professional since 1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                   1 YEAR   5 YEARS  10 YEARS
Class IB(1)
MSCI AC World Free ex US Index (reflects
no deductions for fees or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                               None
Maximum deferred sales charge (load)                                                        None
Exchange fees                                                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                 %
Distribution and service (12b-1) fees                                                       0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                         $
Year 3                                                                                         $
Year 5                                                                                         $
Year 10                                                                                        $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Trond Skramstad

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since 1994

     -    Joined Wellington Management in 1993

     -    Investment professional since 1990

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -    a well-articulated business plan

     -    experienced management

     -    a sustainable competitive advantage

     -    strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                          SINCE INCEPTION
                                                1 YEAR    (APRIL 30, 2001)
                                                ------    ----------------
Class IB
Salomon Smith Barney Broad Market
Index LESS THAN $2 billion Euro-Pacific
(reflects no deduction for fees or expenses)

INDEX: The Salomon Smith Barney Broad Market Index LESS THAN $2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion, representing roughly the bottom 20% of the world equity market by size. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price          None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES

(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

     -    Vice President of Wellington Management

     -    Manager of the fund since inception (April 2001)

     -    Joined Wellington Management as a portfolio manager in 1994

     -    Investment professional since 1987

HARTFORD MIDCAP HLS FUND

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2002 this range was between approximately $132 million and $13.2 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 14, 1997, it did not offer Class IB shares of the fund until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                    SINCE INCEPTION
                                                1 YEAR    5 YEARS   (JULY 14, 1997)
                                                ------    -------   ---------------
Class IB(1)
S&P MidCap 400 Index (reflects no deduction for
fees or expenses)

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since inception (July 1997)

     -    Joined Wellington Management in 1995

     -    Investment professional since 1983

HARTFORD MIDCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2002 this range was between approximately $132 million and $13.2 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value

     -    strong management team

     -    strong industry position

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                          SINCE INCEPTION
                                                1 YEAR    (APRIL 30, 2001)
                                                ------    ----------------
Class IB
Russell 2500 Value Index (reflects no
deduction for fees or expenses)

INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                    CLASS IB
                                                                    --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy.

James N. Mordy

     -    Senior Vice President of Wellington Management

     -    Manager of the fund and led team since inception (April 2001)

     -    Joined Wellington Management as an analyst in 1985

     -    Investment professional since 1985

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

The fund purchases securities which HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                1 YEAR    5 YEARS   10 YEARS
                                                ------    -------   --------
Class IB(1)
60-Day Treasury Bill Index (reflects no
deduction for fees or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

     -    Vice President of HIMCO

     -    Manager of the fund since May 2002

     -    Joined HIMCO in 1993

     - Investment professional involved in trading and portfolio management since 1995

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

HIMCO's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on January 1, 1985, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                1 YEAR    5 YEARS   10 YEARS
                                                ------    -------   --------
Class IB(1)
Lehman Mortgage-Backed Securities Index
(reflects no deduction for fees or expenses)

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

     -    Senior Vice President of HIMCO

     -    Manager of the fund since May 1999

     -    Joined HIMCO in 1992 and has managed debt securities since that time

     -    Investment professional since 1992

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2002 this range was between approximately $8 million and $2.7 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -    have potential for above-average earnings growth

     -    are undervalued in relation to their investment potential

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors

     - are relatively obscure and undiscovered by the overall investment community

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                    SINCE INCEPTION
                                                1 YEAR    5 YEARS   (AUGUST 9, 1996)
                                                ------    -------   ----------------
Class IB(1)
Russell 2000 Growth Index (reflects no
deduction for fees or expenses)                                          (2)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.
(2)  Return is from 7/31/96.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since January 2000

     -    Joined Wellington Management in 1994

     -    Investment professional since 1990

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2002 this range was between approximately $8 million and $2.7 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 2, 1994, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                    SINCE INCEPTION
                                                1 YEAR    5 YEARS    (MAY 2, 1994)
                                                ------    -------    -------------
Class IB(1)
Russell 2000 Growth Index (reflects no
deduction for fees or expenses)                                           (2)

(1) Class B shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 4/30/94.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $

Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as a portfolio manager in 1994

     -    Investment professional since 1987

David J. Elliott

     -    Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     - Joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                1 YEAR    5 YEARS   10 YEARS
                                                ------    -------   --------
Class IB(1)
S&P 500 Index (reflects no deduction for fees
or expenses)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Portfolio Manager of the fund since 1992

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that HIMCO expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 24, 1987, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                1 YEAR    5 YEARS   10 YEARS
                                                ------    -------   --------
Class IB(1)
Lehman Brothers Intermediate Government Bond
Index (reflects no deduction for fees or
expenses)

(1) Class IB shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGERS

Peter P. Perrotti

     -    Senior Vice President of HIMCO

     -    Manager of the fund since April 2001

     -    Joined HIMCO in 1992 and has managed debt securities since that time

     -    Investment professional since 1992

Russell M. Regenauer

     -    Vice President of HIMCO

     -    Assistant portfolio manager of the fund since September 2002

     -    Joined HIMCO in 1993

     -    Investment professional since 1985

HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 2002

** GRAPHIC **

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ______% (______ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ______% (______ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                          SINCE INCEPTION
                                                1 YEAR    (APRIL 30, 2001)
                                                ------    ----------------
Class IB
Russell 1000 Value Index (reflects no
deduction for fees or expenses)

INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.

John R. Ryan, CFA

     -    Senior Vice President and Managing Partner of Wellington Management

     -    Manager of the fund and led team since inception (April 2001)

     -    Joined Wellington Management in 1981

     -    Investment professional since 1981

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value,

     -    strong management team, and

     -    strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1996, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _______% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _______% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                    SINCE INCEPTION
                                                1 YEAR    5 YEARS    (MAY 1, 1996)
                                                ------    -------    -------------
Class IB(1)
Russell 3000 Value Index (reflects no deduction
for fees or expenses)                                                    (2)

(1) Class IB shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.
(2)  Return is from 4/30/96.

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
                                                                     --------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                         None
Maximum deferred sales charge (load)                                   None
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     CLASS IB
                                                                     --------
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James H. Averill

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management in 1985

     -    Investment professional since 1985

David R. Fassnacht, CFA

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as an equity research analyst in 1991

     -    Investment professional since 1988

James N. Mordy

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as an analyst in 1985

     -    Investment professional since 1985

FURTHER INFORMATION ON THE FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, securities of small capitalization companies, or securities of issuers in the same industry.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds, other than the Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

International Capital Appreciation HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain funds are expected to have relatively high portfolio turnover. The other funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund. The funds are not managed to achieve a particular tax result for shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Bond HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. HL Advisors had over $40.1 billion in assets under management as of December 31, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those sub-advised by HIMCO.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002 Wellington Management had investment management authority over approximately $303 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2002 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $88.5 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pay a monthly management fee to HL Advisors for investment advisory and certain administrative services. Each other fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
First $100,000,000                  0.700%
Amount over $100 million            0.600%

U.S. GOVERNMENT SECURITIES HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
First $50,000,000                   0.500%
Amount over $50 million             0.450%

INDEX HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
All Assets                          0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
All Assets                          0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
First $250,000,000                  0.525%
Next $250,000,000                   0.500%
Next $500,000,000                   0.475%
Amount Over $1 Billion              0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
First $250,000,000                  0.775%
Next $250,000,000                   0.725%
Next $500,000,000                   0.675%
Amount Over $1 Billion              0.625%

GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS FUND

NET ASSET VALUE                     ANNUAL RATE
---------------                     -----------
First $250,000,000                  0.825%
Next $250,000,000                   0.775%
Next $500,000,000                   0.725%
Amount Over $1 Billion              0.675%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                  ANNUAL RATE
---------------                  -----------
First $250,000,000                  0.850%
Next $250,000,000                   0.800%
Amount Over $500,000,000            0.750%

For the year ended December 31, 2002, Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors. Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:

     FUND NAME                                                   ANNUAL RATE
     ---------                                                   -----------
     Hartford Advisers HLS Fund                                       %
     Hartford Bond HLS Fund                                           %
     Hartford Capital Appreciation HLS Fund                           %
     Hartford Dividend and Growth HLS Fund                            %
     Hartford Focus HLS Fund                                          %
     Hartford Global Advisers HLS Fund                                %
     Hartford Global Communications HLS Fund                          %
     Hartford Global Financial Services HLS Fund                      %
     Hartford Global Health HLS Fund                                  %
     Hartford Global Leaders HLS Fund                                 %
     Hartford Global Technology HLS Fund                              %
     Hartford Growth HLS Fund                                         %
     Hartford Growth and Income HLS Fund                              %
     Hartford Growth Opportunities HLS Fund                           %
     Hartford High Yield HLS Fund                                     %
     Hartford Index HLS Fund                                          %
     Hartford International Capital Appreciation HLS Fund             %
     Hartford International Opportunities HLS Fund                    %
     Hartford International Small Company HLS Fund                    %
     Hartford MidCap HLS Fund                                         %
     Hartford MidCap Value HLS Fund                                   %
     Hartford Money Market HLS Fund                                   %
     Hartford Mortgage Securities HLS Fund                            %

     Hartford Small Company HLS Fund                                  %
     Hartford SmallCap Growth HLS Fund                                %
     Hartford Stock HLS Fund                                          %
     Hartford U.S. Government Securities HLS Fund                     %
     Hartford Value HLS Fund                                          %
     Hartford Value Opportunities HLS Fund                            %

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. Each fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2002 has been derived from the financial statements audited by __________ , whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of Hartford Series Fund, Inc. (except Hartford Growth HLS Fund), the information for the periods ended on or before December 31, 2001 has been audited by __________________. With respect to the funds that are series of Hartford HLS Series Fund II, Inc., the information for the periods ended on or before December 31, 2001 has been audited by ____________________. These figures do not include the effect of sales charges or other fees witch may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD ADVISERS HLS FUND

                                                                       CLASS IB - PERIOD ENDED:
                                                                       ------------------------
                                                                                                                  4/1/98-
                                                12/31/02      12/31/01        12/31/00       12/31/99(a),(b)  12/31/98(a),(b)
                                                --------      --------        --------       ---------------  ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      2.663     $      2.966     $      3.577     $      3.371
Net investment income (loss)                                      0.050            0.074            0.061            0.034
Net realized and unrealized gain (loss) on
investments                                                      (0.177)          (0.098)           0.221            0.367
Total from investment operations                                 (0.127)          (0.024)           0.282            0.401
Less distributions:
     Dividends from net investment income                        (0.049)          (0.022)          (0.064)          (0.195)
     Distributions from net realized gain on
     investments                                                 (0.127)          (0.257)          (0.829)           0.000
     Distributions from capital                                   0.000            0.000            0.000            0.000
Total distributions                                              (0.176)          (0.279)          (0.893)          (0.195)
Net increase (decrease) in net asset value                       (0.303)          (0.303)          (0.611)           0.206
Net asset value, end of period                             $      2.360     $      2.663     $      2.966     $      3.577
TOTAL RETURN                                                      (4.81%)          (0.92%)          10.39%           11.96%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $    521,205     $    252,247     $    137,318     $     34,714
Ratio of expenses to average net assets                            0.84%(e)         0.84%(e)         0.83%(e)         0.83%(d),(e)
Ratio of net investment income (loss) to
average net assets                                                 2.33%            2.29%            2.28%            2.22%(d)
Portfolio turnover rate                                            34.2%(f)         40.4%(f)         38.4%(f)         36.7%(f)

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD BOND HLS FUND

                                                                      CLASS IB - PERIOD ENDED:
                                                                      ------------------------
                                                                                                                  4/1/98-
                                                12/31/02      12/31/01        12/31/00       12/31/99(b)      12/31/98(a),(b)
                                                --------      --------        --------       -----------      ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.107     $      0.995     $      1.083     $      1.075
Net investment income (loss)                                      0.041            0.061            0.061            0.023
Net realized and unrealized gain (loss) on
investments                                                       0.047            0.056           (0.084)           0.040
Total from investment operations                                  0.088            0.117           (0.023)           0.063
Less distributions:
     Dividends from net investment income                        (0.055)          (0.005)          (0.057)          (0.055)
     Distributions from net realized gain on
     investments                                                  0.000            0.000           (0.008)           0.000
     Distributions from capital                                   0.000            0.000            0.000            0.000
Total distributions                                              (0.055)          (0.005)          (0.065)          (0.055)
Net increase (decrease) in net asset value                        0.033            0.112           (0.088)           0.008
Net asset value, end of period                             $      1.140     $      1.107     $      0.995     $      1.083
TOTAL RETURN                                                       8.49%           11.79%           (2.19%)           5.89%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $    152,254     $     31,551     $     15,818     $      5,285
Ratio of expenses to average net assets                            0.69%(e)         0.70%(e)         0.70%(e)         0.69%(d),(e)
Ratio of net investment income (loss) to
average net assets                                                 5.69%            6.36%            5.91%            5.54%(d)
Portfolio turnover rate                                           184.8%(g)        168.5%(g)        110.7%(g)        122.3%(g)
Current Yield(f)                                                   5.55%            5.94%            6.82%            5.72%

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(g) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD CAPITAL APPRECIATION HLS FUND

                                                                     CLASS IB - PERIOD ENDED:
                                                                     ------------------------
                                                                                                                  4/1/98-
                                                12/31/02      12/31/01        12/31/00       12/31/99(b)      12/31/98(a),(b)
                                                --------      --------        --------       -----------      ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      5.923     $      6.098     $      6.437     $      6.486
Net investment income (loss)                                      0.006           (0.077)           0.150            0.013
Net realized and unrealized gain (loss) on
investments                                                      (0.327)           0.864            1.503            0.094
Total from investment operations                                 (0.321)           0.787            1.653            0.107
Less distributions:
     Dividends from net investment income                        (0.023)          (0.034)          (0.013)          (0.156)
     Distributions from net realized gain on
     investments                                                 (1.609)          (0.928)          (1.979)           0.000
     Distributions from capital                                   0.000            0.000            0.000            0.000
Total distributions                                              (1.632)          (0.962)          (1.992)          (0.156)
Net increase (decrease) in net asset value                       (1.953)          (0.175)          (0.339)          (0.049)
Net asset value, end of period                             $      3.970     $      5.923     $      6.098     $      6.437
TOTAL RETURN                                                      (7.10%)          13.02%           37.21%            1.65%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $    393,241     $    136,058     $     22,993     $      5,942
Ratio of expenses to average net assets                            0.86%(e)         0.84%(e)         0.84%(e)         0.82%(d),(e)
Ratio of net investment income (loss) to
average net assets                                                 0.39%            0.46%            0.28%            0.30%(d)
Portfolio turnover rate                                            92.3%(f)        108.2%(f)         66.4%(f)         51.2%(f)

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD DIVIDEND AND GROWTH HLS FUND

                                                                      CLASS IB - PERIOD ENDED:
                                                                      ------------------------
                                                                                                                  4/1/98-
                                                12/31/02      12/31/01        12/31/00       12/31/99(b)      12/31/98(a),(b)
                                                --------      --------        --------       -----------      ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      2.124     $      2.151     $      2.267     $      2.253
Net investment income (loss)                                      0.039            0.040            0.024            0.016
Net realized and unrealized gain (loss) on
investments                                                      (0.124)           0.169            0.077            0.068
Total from investment operations                                 (0.085)           0.209            0.101            0.084
Less distributions:
     Dividends from net investment income                        (0.028)          (0.032)          (0.034)          (0.070)
     Distributions from net realized gain on
     investments                                                 (0.131)          (0.204)          (0.183)           0.000
     Distributions from capital                                   0.000            0.000            0.000            0.000
Total distributions                                              (0.159)          (0.236)          (0.217)          (0.070)
Net increase (decrease) in net asset value                       (0.244)          (0.027)          (0.116)           0.014
Net asset value, end of period                             $      1.880     $      2.124     $      2.151     $      2.267
TOTAL RETURN                                                      (4.21%)          10.75%            5.12%            3.67%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $    153,848     $     35,415     $     16,087     $      8,600
Ratio of expenses to average net assets                            0.86%(e)         0.86%(e)         0.86%(e)         0.85%(d),(e)
Ratio of net investment income (loss) to
average net assets                                                 1.48%            1.52%            1.42%            1.57%(d)
Portfolio turnover rate                                            61.0%(f)         59.4%(f)         55.9%(f)         48.2%(f)

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing among the classes of shares issued.

HARTFORD FOCUS HLS FUND

                                                       CLASS IB -
                                                     PERIOD ENDED:
                                                     -------------
                                                             4/30/01-
                                                12/31/02    12/31/01(a)
                                                --------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.000
Net investment income (loss)                                      0.001
Net realized and unrealized gain (loss) on
investments                                                       0.040
Total from investment operations                                  0.041
Less distributions:
     Dividends from net investment income                        (0.001)
     Distributions from net realized gain on
     investments                                                  0.000
     Distributions from capital                                   0.000
Total distributions (0.001)
Net increase (decrease) in net asset value                        0.040
Net asset value, end of period                             $       1.04
TOTAL RETURN                                                       3.83%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $      8,803
Ratio of expenses to average net assets                            1.13%(c),(d)
Ratio of net investment income (loss) to
average net assets                                                 0.29%(c)
Portfolio turnover rate                                           113.0%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL ADVISERS HLS FUND

                                                              CLASS IB - PERIOD ENDED:
                                                              ------------------------
                                                                                               11/9/99-
                                                12/31/02     12/31/01         12/31/00        12/31/99(a)
                                                --------     --------         --------        -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.147     $      1.397     $      1.300
Net investment income (loss)                                      0.044            0.048            0.004
Net realized and unrealized gain (loss) on
investments                                                      (0.121)          (0.138)           0.118
Total from investment operations                                 (0.077)          (0.090)           0.122
Less distributions:
     Dividends from net investment income                        (0.007)          (0.071)          (0.025)
     Distributions from net realized gain on
     investments                                                 (0.063)          (0.089)           0.000
     Distributions from capital                                   0.000            0.000            0.000
Total distributions                                              (0.070)          (0.160)          (0.025)
Net increase (decrease) in net asset value                       (0.147)          (0.250)           0.097
Net asset value, end of period                             $      1.000     $      1.147     $      1.397
TOTAL RETURN                                                      (6.42)%          (6.80)%           9.35%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $     11,965     $      4,800     $         11
Ratio of expenses to average net assets                            1.04%(d)         1.03%(d)         1.03%(c),(d)
Ratio of net investment income (loss) to
average net assets                                                 2.03%            2.54%            2.42%(c)
Portfolio turnover rate                                           344.3%(e)        184.0%(e)        141.5%(e)

(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

                                                      CLASS IB -
                                                     PERIOD ENDED:
                                                     -------------
                                                12/31/02     12/31/01
                                                --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.000
Net investment income (loss)                                      0.002
Net realized and unrealized gain (loss) on
investments                                                      (0.359)
Total from investment operations                                 (0.357)
Less distributions:
     Dividends from net investment income                        (0.003)
     Distributions from net realized gain on
     investments                                                  0.000
     Distributions from capital                                   0.000
Total distributions                                              (0.003)
Net increase (decrease) in net asset value                       (0.360)
Net asset value, end of period                             $      0.640
TOTAL RETURN                                                     (35.88%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $      1,584
Ratio of expenses to average net assets                            1.10%(a)
Ratio of net investment income (loss) to
average net assets                                                 0.20%
Portfolio turnover rate                                            95.0%(b)

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

                                                      CLASS IB -
                                                     PERIOD ENDED:
                                                     -------------
                                                12/31/02     12/31/01
                                                --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.000
Net investment income (loss)                                      0.004
Net realized and unrealized gain (loss) on
investments                                                      (0.061)
Total from investment operations                                 (0.057)
Less distributions:
     Dividends from net investment income                        (0.003)
     Distributions from net realized gain on
     investments                                                  0.000
     Distributions from capital                                   0.000
Total distributions                                              (0.003)
Net increase (decrease) in net asset value                       (0.060)
Net asset value, end of period                             $      0.940
TOTAL RETURN                                                      (5.91%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $      3,392
Ratio of expenses to average net assets                            1.11%(a)
Ratio of net investment income (loss) to
average net assets                                                 0.86%
Portfolio turnover rate                                           119.2%(b)

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL HEALTH HLS FUND

                                                       CLASS IB - PERIOD ENDED:
                                                       ------------------------
                                                                               5/1/00-
                                                12/31/02     12/31/01        12/31/00(a)
                                                --------     --------        -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $      1.441     $      1.000
Net investment income (loss)                                     (0.003)           0.003
Net realized and unrealized gain (loss) on
investments                                                       0.032            0.475
Total from investment operations                                  0.029            0.478
Less distributions:
     Dividends from net investment income                         0.000           (0.002)
     Distributions from net realized gain on
     investments                                                  0.000           (0.035)
     Distributions from capital                                   0.000            0.000
Total distributions                                               0.000           (0.037)
Net increase (decrease) in net asset value                        0.029            0.441
Net asset value, end of period                             $      1.470     $      1.441
TOTAL RETURN                                                       1.86%           48.00%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $     35,781     $      9,347
Ratio of expenses to average net assets                            1.07%(d)         1.08%(c),(d)
Ratio of net investment income (loss) to
average net assets                                                (0.12%)           0.41%(c)
Portfolio turnover rate                                            61.5%(e)         46.1%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL LEADERS HLS FUND

                                                                    CLASS IB - PERIOD ENDED:
                                                                    ------------------------
                                                                                                               9/30/98-
                                               12/31/02     12/31/01        12/31/00        12/31/99          12/31/98(a)
                                               --------     --------        --------        --------          -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.757     $     1.912     $     1.285         $    1.00
Net investment income (loss)                                    0.008          (0.006)          0.007             0.002
Net realized and unrealized gain (loss) on
investments                                                    (0.302)         (0.130)          0.634             0.316
Total from investment operations                               (0.294)         (0.136)          0.641             0.318
Less distributions:
     Dividends from net investment income                      (0.006)         (0.008)          0.000            (0.001)
     Distributions from net realized gain on
     investments                                               (0.017)         (0.011)         (0.014)           (0.032)
     Distributions from capital                                 0.000           0.000           0.000             0.000
Total distributions                                            (0.023)         (0.019)         (0.014)           (0.033)
Net increase (decrease) in net asset value                     (0.317)         (0.155)          0.627             0.285
Net asset value, end of period                            $     1.440     $     1.757     $     1.912         $   1.285
TOTAL RETURN                                                   (16.73%)         (7.22%)         50.11%(d)         31.82%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    49,356     $    25,869     $        69         $      39
Ratio of expenses to average net assets                          0.99%(e)        0.99%(e)        1.04%(d),(e)      0.98%(c),(d),(e)
Ratio of net investment income (loss) to
average net assets                                               0.53%           0.45%           0.36%(d)          0.59%(c),(d)
Portfolio turnover rate                                         362.9%(f)       366.6%          207.4%(f)          47.9%(f)

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b)  Not annualized.

(c)  Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL TECHNOLOGY HLS FUND

                                                    CLASS IB - PERIOD ENDED:
                                                    ------------------------
                                                                             5/1/00-
                                               12/31/02     12/31/01       12/31/00(a)
                                               --------     --------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     0.636     $     1.000
Net investment income (loss)                                   (0.002)         (0.001)
Net realized and unrealized gain (loss) on
investments                                                    (0.144)         (0.363)
Total from investment operations                               (0.146)         (0.364)
Less distributions:
     Dividends from net investment income                       0.000           0.000
     Distributions from net realized gain on
     investments                                                0.000           0.000
     Distributions from capital                                 0.000           0.000
Total distributions                                             0.000           0.000
Net increase (decrease) in net asset value                     (0.146)         (0.364)
Net asset value, end of period                            $     0.490     $     0.636
TOTAL RETURN                                                   (22.95%)        (37.45%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    16,712     $     7,340
Ratio of expenses to average net assets                          1.07%(d)        1.10%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              (0.67%)         (0.62%)(c)
Portfolio turnover rate                                         240.3%(e)       149.9%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d0 During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH HLS FUND

To be updated.

HARTFORD GROWTH AND INCOME HLS FUND

                                                                   CLASS IB - PERIOD ENDED:
                                                                   ------------------------
                                                                                                             5/29/98-
                                               12/31/02     12/31/01        12/31/00        12/31/99        12/31/98(a)
                                               --------     --------        --------        --------        -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.323     $     1.430     $     1.185       $   1.000
Net investment income (loss)                                    0.005          (0.008)          0.006           0.009
Net realized and unrealized gain (loss) on
investments                                                    (0.108)         (0.074)          0.250           0.179
Total from investment operations                               (0.103)         (0.082)          0.256           0.188
Less distributions:
     Dividends from net investment income                       0.000          (0.004)         (0.002)         (0.003)
     Distributions from net realized gain on
     investments                                               (0.050)         (0.021)         (0.009)          0.000
     Distributions from capital                                 0.000           0.000           0.000           0.000
Total distributions                                            (0.050)         (0.025)         (0.011)         (0.003)
Net increase (decrease) in net asset value                     (0.153)         (0.107)          0.245           0.185
Net asset value, end of period                            $     1.170     $     1.323     $     1.430       $   1.185
TOTAL RETURN                                                    (8.18%)         (5.81%)         21.61%          18.82%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    46,599     $    14,898     $        14       $      11
Ratio of expenses to average net assets                          0.97%(e)        0.97%(e)        1.00%(e)        0.44%(c),(d),(e)
Ratio of net investment income (loss) to
average net assets                                               0.36%           0.23%           0.45%           1.34%(c),(d)
Portfolio turnover rate                                          85.0%(f)        72.8%(f)        53.8%(f)        29.6%(f)

(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.

(b)  Not annualized.

(c)  Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

                                                       CLASS IB - PERIOD ENDED:
                                                      ------------------------
                                                             12/31/02
                                                             --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
investments
Total from investment operations
Less distributions:
     Dividends from net investment income
     Distributions from net realized gain on
     investments
     Distributions from capital
Total distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
average net assets
Portfolio turnover rate

HARTFORD HIGH YIELD HLS FUND

                                                                    CLASS IB - PERIOD ENDED:
                                                                    ------------------------
                                                                                                               9/30/98-
                                               12/31/02     12/31/01        12/31/00        12/31/99          12/31/98(a)
                                               --------     --------        --------        --------          -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     0.938     $     1.005     $     1.017         $   1.000
Net investment income (loss)                                    0.084           0.004           0.085             0.022
Net realized and unrealized gain (loss) on
investments                                                    (0.061)          0.004          (0.039)            0.014
Total from investment operations                                0.023           0.008           0.046             0.036
Less distributions:
     Dividends from net investment income                      (0.001)         (0.075)         (0.058)           (0.019)
     Distributions from net realized gain on
     investments                                                0.000           0.000           0.000             0.000
     Distributions from capital                                 0.000           0.000           0.000             0.000
Total distributions                                            (0.001)         (0.075)         (0.058)           (0.019)
Net increase (decrease) in net asset value                      0.022          (0.067)         (0.012)            0.017
Net asset value, end of period                            $     0.960     $     0.938     $     1.005         $   1.017
TOTAL RETURN                                                     2.54%           0.85%           4.49%(d)          3.53%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    25,901     $     2,497     $       102         $     102
Ratio of expenses to average net assets                          0.99%(e)        0.99%(e)        0.90%(d),(e)      0.53%(c),(d),(e)
Ratio of net investment income (loss) to
average net assets                                               9.52%           8.97%           8.18%(d)          7.77%(c),(d)
Portfolio turnover rate                                          63.0%(g)        69.4%(g)        46.9%(g)          15.4%(g)
Current Yield(f)                                                10.69%          10.55%           9.46%             8.65%

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b)  Not annualized

(c)  Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(g) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INDEX HLS FUND

                                                            CLASS IB - PERIOD ENDED:
                                                            ------------------------
                                                                                           11/9/99-
                                               12/31/02     12/31/01        12/31/00      12/31/99(a)
                                               --------     --------        --------      -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     3.720     $     4.189     $     3.922
Net investment income (loss)                                    0.030           0.037           0.004
Net realized and unrealized gain (loss) on
investments                                                    (0.486)         (0.439)          0.298
Total from investment operations                               (0.456)         (0.402)          0.302
Less distributions:
     Dividends from net investment income                      (0.025)         (0.028)         (0.032)
     Distributions from net realized gain on
     investments                                               (0.059)         (0.039)         (0.003)
     Distributions from capital                                 0.000           0.000           0.000
Total distributions                                            (0.084)         (0.067)         (0.035)
Net increase (decrease) in net asset value                     (0.540)         (0.469)          0.267
Net asset value, end of period                            $     3.180     $     3.720     $     4.189
TOTAL RETURN                                                   (12.47%)         (9.66%)          7.73%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    46,056     $    16,272     $        11
Ratio of expenses to average net assets                          0.61%(d)        0.61%(d)        0.61%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               0.73%           0.57%           0.77%(c)
Portfolio turnover rate                                           5.2%(e)         6.7%(e)         2.8%(c)

(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

                                               CLASS IB - PERIOD ENDED:
                                               ------------------------
                                                            4/30/01-
                                               12/31/02    12/31/00(a)
                                               --------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.000
Net investment income (loss)                                    0.001
Net realized and unrealized gain (loss) on
investments                                                    (0.140)
Total from investment operations                               (0.139)
Less distributions:
     Dividends from net investment income                      (0.001)
     Distributions from net realized gain on
     investments                                                0.000
     Distributions from capital                                 0.000
Total distributions                                            (0.001)
Net increase (decrease) in net asset value                     (0.140)
Net asset value, end of period                            $     0.860
TOTAL RETURN                                                   (14.08%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $     5,075
Ratio of expenses to average net assets                          1.18%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               0.24%(c)
Portfolio turnover rate                                         190.8%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

                                                                    CLASS IB - PERIOD ENDED:
                                                                    ------------------------
                                                                                                                4/1/98-
                                               12/31/02     12/31/01        12/31/00       12/31/99(b)        12/31/98(a),(b)
                                               --------     --------        --------       -----------        ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.365     $     1.876     $     1.357         $   1.396
Net investment income (loss)                                    0.012           0.025           0.017             0.004
Net realized and unrealized gain (loss) on
investments                                                    (0.264)         (0.324)          0.519            (0.021)
Total from investment operations                               (0.252)         (0.299)          0.536            (0.017)
Less distributions:
     Dividends from net investment income                      (0.002)         (0.019)         (0.017)           (0.022)
     Distributions from net realized gain on
     investments                                               (0.161)         (0.193)          0.000             0.000
     Distributions from capital                                 0.000           0.000           0.000             0.000
Total distributions                                            (0.163)         (0.212)         (0.017)           (0.022)
Net increase (decrease) in net asset value                     (0.415)         (0.511)          0.519            (0.039)
Net asset value, end of period                            $     0.950     $     1.365     $     1.876         $   1.357
TOTAL RETURN                                                   (18.88%)        (17.25%)         39.61%            (1.13%)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    22,277     $    18,682     $     3,203         $     663
Ratio of expenses to average net assets                          0.99%(e)        0.96%(e)        0.96%(e)          0.94%(d),(e)
Ratio of net investment income (loss) to average net
assets                                                           0.92%           0.98%           1.02%             0.71%(d)
Portfolio turnover rate                                         143.8%(f)       158.8%(f)       133.2%(f)         157.4%(f)

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

                                              CLASS IB - PERIOD ENDED:
                                              ------------------------
                                                           4/30/01-
                                               12/31/02   12/31/00(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.000
Net investment income (loss)                                    0.003
Net realized and unrealized gain (loss) on
investments                                                    (0.062)
Total from investment operations                               (0.059)
Less distributions:
     Dividends from net investment income                      (0.001)
     Distributions from net realized gain on
     investments                                                0.000
     Distributions from capital                                 0.000
Total distributions                                            (0.001)
Net increase (decrease) in net asset value                     (0.060)
Net asset value, end of period                            $     0.940
TOTAL RETURN                                                    (6.09%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $       768
Ratio of expenses to average net assets                          1.18%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               0.83%(c)
Portfolio turnover rate                                         168.3%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MIDCAP HLS FUND

                                                            CLASS IB - PERIOD ENDED:
                                                            ------------------------
                                                                                           11/9/99-
                                               12/31/02     12/31/01        12/31/00      12/31/99(a)
                                               --------     --------        --------      -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     2.462     $     2.053     $     1.758
Net investment income (loss)                                    0.000          (0.001)          0.000
Net realized and unrealized gain (loss) on
investments                                                    (0.102)          0.513           0.373
Total from investment operations                               (0.102)          0.512           0.373
Less distributions:
     Dividends from net investment income                       0.000           0.000           0.000
     Distributions from net realized gain on
     investments                                               (0.280)         (0.103)         (0.078)
     Distributions from capital                                 0.000           0.000           0.000
Total distributions                                            (0.280)         (0.103)         (0.078)
Net increase (decrease) in net asset value                     (0.382)          0.409           0.295
Net asset value, end of period                            $     2.080     $     2.462     $     2.053
TOTAL RETURN                                                    (3.79%)         25.20%          21.39%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   117,396     $    50,747     $        36
Ratio of expenses to average net assets                          0.88%(d)        0.90%(d)        0.97%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              (0.06%)         (0.26%)         (0.32%)(c)
Portfolio turnover rate                                         116.7%(e)       137.6%(e)       120.7%(e)

(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD MIDCAP VALUE HLS FUND

                                              CLASS IB - PERIOD ENDED:
                                              ------------------------
                                                           4/30/01-
                                               12/31/02   12/31/01(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.000
Net investment income (loss)                                    0.001
Net realized and unrealized gain (loss) on
investments                                                    (0.010)
Total from investment operations                               (0.009)
Less distributions:
     Dividends from net investment income                      (0.001)
     Distributions from net realized gain on
     investments                                                0.000
     Distributions from capital                                 0.000
Total distributions                                            (0.001)
Net increase (decrease) in net asset value                     (0.010)
Net asset value, end of period                            $     0.990
TOTAL RETURN                                                    (0.52%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    25,185
Ratio of expenses to average net assets                          1.08%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               0.29%(c)
Portfolio turnover rate                                          32.3%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MONEY MARKET HLS FUND

                                                                    CLASS IB - PERIOD ENDED:
                                                                    ------------------------
                                                                                                               4/1/98-
                                               12/31/02     12/31/01        12/31/00       12/31/99           12/31/98(a)
                                               --------     --------        --------       --------           -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.000     $     1.000     $     1.000         $   1.000
Net investment income (loss)                                    0.036           0.058           0.068             0.037
Net realized and unrealized gain (loss) on
investments                                                     0.000           0.000           0.000             0.000
Total from investment operations                                0.036           0.058           0.068             0.037
Less distributions:
     Dividends from net investment income                      (0.036)         (0.058)         (0.068)           (0.037)
     Distributions from net realized gain on
     investments                                                0.000           0.000           0.000             0.000
     Distributions from capital                                 0.000           0.000           0.000             0.000
Total distributions                                            (0.036)         (0.058)         (0.068)           (0.037)
Net increase (decrease) in net asset value                      0.000           0.000           0.000             0.000
Net asset value, end of period                            $     1.000     $     1.000     $     1.000         $   1.000
TOTAL RETURN                                                     3.68%           5.91%           4.71%             3.76%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   152,129     $    36,270     $     8,804         $   2,179
Ratio of expenses to average net assets                          0.66%(d)        0.66%(d)        0.65%(d)          0.64%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               3.40%           5.73%           4.63%             4.81%(c)
Portfolio turnover rate                                            --              --              --                --
Current Yield(e)                                                 1.62%           6.01%           5.16%             4.61%
Effective Yield(e)                                               1.64%           6.20%           5.30%             4.71%

(a)  Class IB shares were first offered on April 1, 1998.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD MORTGAGE SECURITIES HLS FUND

                                                            CLASS IB - PERIOD ENDED:
                                                            ------------------------
                                                                                           11/9/99-
                                               12/31/02     12/31/01        12/31/00      12/31/99(a)
                                               --------     --------        --------      -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.136     $     1.039     $     1.107
Net investment income (loss)                                    0.050           0.078           0.009
Net realized and unrealized gain (loss) on
investments                                                     0.031           0.027          (0.016)
Total from investment operations                                0.081           0.105          (0.007)
Less distributions:
     Dividends from net investment income                      (0.067)         (0.008)         (0.061)
     Distributions from net realized gain on
     investments                                                0.000           0.000           0.000
     Distributions from capital                                 0.000           0.000           0.000
Total distributions                                            (0.067)         (0.008)         (0.061)
Net increase (decrease) in net asset value                      0.014           0.097          (0.068)
Net asset value, end of period                            $     1.150     $     1.136     $     1.039
TOTAL RETURN                                                     7.31%          10.08%           0.60%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    26,121     $     1,148     $         9
Ratio of expenses to average net assets                          0.66%(d)        0.66%(d)        0.66%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               5.46%           6.25%           5.80%(c)
Portfolio turnover rate                                         233.0%(f)       534.3%(f)       472.0%(f)
Current Yield(e)                                                 4.67%           6.48%           6.64%

(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD SMALL COMPANY HLS FUND

                                                                    CLASS IB - PERIOD ENDED:
                                                                    ------------------------
                                                                                                               4/1/98-
                                               12/31/02     12/31/01        12/31/00       12/31/99(b)        12/31/98(a),(b)
                                               --------     --------        --------       -----------        ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.683     $     2.187     $     1.323         $    1.34
Net investment income (loss)                                   (0.001)          0.003          (0.004)           (0.002)
Net realized and unrealized gain (loss) on
investments                                                    (0.249)         (0.257)          0.871            (0.015)
Total from investment operations                               (0.250)         (0.254)          0.867            (0.017)
Less distributions:
     Dividends from net investment income                       0.000           0.000           0.000             0.000
     Distributions from net realized gain on
     investments                                               (0.103)         (0.250)         (0.003)            0.000
     Distributions from capital                                 0.000           0.000           0.000             0.000
Total distributions                                            (0.103)         (0.250)         (0.003)            0.000
Net increase (decrease) in net asset value                     (0.353)         (0.504)          0.864            (0.017)
Net asset value, end of period                            $     1.330     $     1.683     $     2.187         $   1.323
TOTAL RETURN                                                   (15.07%)        (13.28%)         65.54%            (1.30%)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    59,371     $    40,967     $    10,200         $     696
Ratio of expenses to average net assets                          0.94%(e)        0.92%(e)        0.96%(e)          0.95%(d),(e)
Ratio of net investment income (loss) to
average net assets                                              (0.15%)         (0.18%)         (0.63%)           (0.46%)(d)
Portfolio turnover rate                                         226.9%(f)       194.5%(f)       181.3%(f)         235.7%(f)

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD SMALLCAP GROWTH HLS FUND

                                                        CLASS IB - PERIOD ENDED:
                                                        ------------------------
                                                               12/31/02
                                                               --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
investments
Total from investment operations
Less distributions:
     Dividends from net investment income
     Distributions from net realized gain on
     investments
     Distributions from capital
Total distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
average net assets
Portfolio turnover rate

HARTFORD STOCK HLS FUND

                                                                    CLASS IB - PERIOD ENDED:
                                                                    ------------------------
                                                                                                               4/1/98-
                                               12/31/02     12/31/01        12/31/00       12/31/99(b)        12/31/98(a),(b)
                                               --------     --------        --------       -----------        ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     5.879     $     7.151     $    11.884         $  10.793
Net investment income (loss)                                    0.046           0.074           0.021             0.043
Net realized and unrealized gain (loss) on
investments                                                    (0.758)         (0.547)          1.200             1.565
Total from investment operations                               (0.712)         (0.473)          1.221             1.608
Less distributions:
     Dividends from net investment income                      (0.032)         (0.034)         (0.056)           (0.517)
     Distributions from net realized gain on
     investments                                               (0.405)         (0.765)         (5.898)            0.000
     Distributions from capital                                 0.000           0.000           0.000             0.000
Total distributions                                            (0.437)         (0.799)         (5.954)           (0.517)
Net increase (decrease) in net asset value                     (1.149)         (1.272)         (4,733)            1.091
Net asset value, end of period                            $     4.730     $     5.879     $     7.151         $  11.884
TOTAL RETURN                                                   (12.39%)         (7.21%)         19.57%            14.91%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   271,475     $   136,077     $    47,439         $  10,167
Ratio of expenses to average net assets                          0.67%(e)        0.66%(e)        0.66%(e)          0.65%(d),(e)
Ratio of net investment income (loss) to
average net assets                                               0.62%           0.46%           0.62%             0.73%(d)
Portfolio turnover rate                                          38.7%(f)        40.2%(f)        38.5%(f)          27.1%(f)

(a)  Class IB shares were first offered on April 1, 1998.

(b) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(c)  Not annualized.

(d)  Annualized.

(e) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

                                                        CLASS IB - PERIOD ENDED:
                                                        ------------------------
                                                               12/31/02
                                                               --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
investments
Total from investment operations
Less distributions:
     Dividends from net investment income
     Distributions from net realized gain on
     investments
     Distributions from capital
Total distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
average net assets
Portfolio turnover rate

HARTFORD VALUE HLS FUND

                                               CLASS IB - PERIOD ENDED:
                                               ------------------------
                                                           4/30/01-
                                               12/31/02   12/31/01(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.000
Net investment income (loss)                                    0.002
Net realized and unrealized gain (loss) on
investments                                                    (0.006)
Total from investment operations                               (0.004)
Less distributions:
     Dividends from net investment income                      (0.002)
     Distributions from net realized gain on
     investments                                               (0.004)
     Distributions from capital                                 0.000
Total distributions                                            (0.006)
Net increase (decrease) in net asset value                     (0.010)
Net asset value, end of period                            $     0.990
TOTAL RETURN                                                    (0.06%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    11,952
Ratio of expenses to average net assets                          1.08%(c),(d)
Ratio of net investment income (loss) to
average net assets                                               0.84%(c)
Portfolio turnover rate                                          15.6%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE OPPORTUNITIES HLS FUND

                                                        CLASS IB - PERIOD ENDED:
                                                        ------------------------
                                                               12/31/02
                                                               --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
investments
Total from investment operations
Less distributions:
     Dividends from net investment income
     Distributions from net realized gain on
     investments
     Distributions from capital
Total distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
average net assets
Portfolio turnover rate

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

   PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                               AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS


We value your trust.  We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect
PERSONAL INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION MEANS YOUR REQUEST FOR OUR PRODUCT OR SERVICE.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2002 have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                811-08629
Hartford HLS Series Fund II, Inc.                         811-04615

                               HARTFORD HLS FUNDS


                                 CLASS IA SHARES

                                   PROSPECTUS
                                  MAY ___, 2003


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


ADVISERS HLS FUND
BLUE CHIP STOCK HLS FUND
BOND HLS FUND
CAPITAL APPRECIATION HLS FUND
CAPITAL OPPORTUNITIES HLS FUND
GLOBAL LEADERS HLS FUND
GROWTH AND INCOME HLS FUND
GROWTH OPPORTUNITIES HLS FUND
HIGH YIELD HLS FUND
INDEX HLS FUND
INTERNATIONAL OPPORTUNITIES HLS FUND
INTERNATIONAL STOCK HLS FUND
LARGE CAP GROWTH HLS FUND
MID CAP STOCK HLS FUND
MONEY MARKET HLS FUND
MULTISECTOR BOND HLS FUND
SMALL CAP VALUE HLS FUND
SMALLCAP GROWTH HLS FUND
STOCK HLS FUND
U.S. GOVERNMENT SECURITIES HLS FUND
VALUE OPPORTUNITIES HLS FUND


HARTFORD HLS FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"), and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, Small Cap Value HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each offer two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Each other fund in this prospectus offers only Class IA shares. Prior to May 1, 2002, each fund, except Advisers HLS Fund, Bond HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Index HLS Fund and Money Market HLS Fund, offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Ten of the funds (Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund) are investment portfolios of Hartford Series Fund, Inc.; and each other fund is an investment portfolio of Hartford HLS Series Fund II, Inc.

Each fund is a diversified fund. Information on each fund, including their risk factors, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                                        PAGE
--------                                                                                        ----
A summary of each fund's goals, principal      Hartford Advisers HLS Fund
strategies, main risks, performance and fees.  Hartford Blue Chip Stock HLS Fund
                                               Hartford Bond HLS Fund
                                               Hartford Capital Appreciation HLS Fund
                                               Hartford Capital Opportunities HLS Fund
                                               Hartford Global Leaders HLS Fund
                                               Hartford Growth and Income HLS Fund
                                               Hartford Growth Opportunities HLS Fund
                                               Hartford High Yield HLS Fund
                                               Hartford Index HLS Fund
                                               Hartford International Opportunities HLS Fund
                                               Hartford International Stock HLS Fund
                                               Hartford Large Cap Growth HLS Fund
                                               Hartford Mid Cap Stock HLS Fund
                                               Hartford Money Market HLS Fund
                                               Hartford Multisector Bond HLS Fund
                                               Hartford Small Cap Value HLS Fund
                                               Hartford SmallCap Growth HLS Fund
                                               Hartford Stock HLS Fund
                                               Hartford U.S. Government Securities HLS Fund
                                               Hartford Value Opportunities HLS Fund

Further information on the funds.              Investment strategies and investment matters
                                               Management of the funds
                                               Purchase and redemption of fund shares
                                               Determination of net asset value
                                               Dividends and distributions
                                               Exchange privileges
                                               Federal income taxes
                                               Brokerage commissions
                                               Variable contract owner voting rights
                                               Plan participant voting rights
                                               Performance related information
                                               Distributor, Custodian and Transfer Agent
                                               Financial highlights
                                               Privacy policy
                                               For more information                             back cover

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -    stocks,

     -    debt securities, and

     -    money market instruments.

Asset allocation decisions are based on the fund's sub-advisor, Wellington Management Company, LLP's ("Wellington Management"), judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call' -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           93
                           94
                           95
                           96
                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                               1 YEAR       5 YEARS     10 YEARS
                                               ------       -------     --------
          Class IA
          S&P 500 Index
            (reflects no deduction for fees
            or expenses)
          Lehman Brothers
            Government/Credit Bond
            Index (reflects no deduction
            for fees or expenses)

     INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

     The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                              CLASS IA
                                                                              --------
        SHAREHOLDER FEES
        (fees paid directly from your investment)
        Maximum sales charge (load) as a percentage of offering price           None
        Maximum deferred sales charge (load)                                    None
        Exchange fees                                                           None

        ANNUAL OPERATING EXPENSES
        (expenses that are deducted from the fund's assets)
        Management fees                                                            %
        Distribution and service (12b-1) fees                                   None
        Other expenses
        Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      CLASS IA
                                                      --------
                EXPENSES
                (with or without redemption)
                Year 1                                   $
                Year 3                                   $
                Year 5                                   $
                Year 10                                  $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

-    Senior Vice President of Wellington Management

-    Co-manager of the fund since 1987

-    Joined Wellington Management in 1982

-    Investment professional since 1974

Rand L. Alexander, CFA

-    Senior Vice President of Wellington Management

-    Co-manager of the fund since 1992

-    Joined Wellington Management in 1990

-    Investment professional since 1976

HARTFORD BLUE CHIP STOCK HLS FUND

INVESTMENT GOAL. The Hartford Blue Chip Stock HLS Fund seeks long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objectives by investing at least 80% of its net assets in common stocks of large and medium-sized blue chip growth companies, as defined by T. Rowe Price Associates, Inc. ("T. Rowe Price"), the sub-adviser to the fund. These are companies that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth. T. Rowe Price focuses on companies with leading market position, seasoned management, and strong financial fundamentals. Its investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies that are targeted will have good prospects for dividend growth.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most of the fund's assets will be invested in U.S. common stocks, the fund may also purchase other types of securities, including foreign securities, preferred stocks and convertible securities, when they are considered consistent with the fund's investment objectives. The fund may also buy and sell futures contracts and options on futures contracts. This may be done to hedge the value of the fund's portfolio against potential adverse movements in securities prices, to enhance returns, or to maintain market exposure.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

T. Rowe Price's investment strategy significantly influences the fund's performance. Even well-established growth stocks can be volatile. The fund's focus on large and medium-sized blue chip companies significantly influences its performance. Large blue chip company stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller companies. Medium-sized blue chip companies may have greater volatility than larger blue chip companies. Additionally, if T. Rowe Price incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

If the fund uses futures contracts or options on futures contracts it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on T. Rowe Price's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if the fund had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgement is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                 SINCE INCEPTION
                                          1 YEAR    5 YEARS       (MAY 1, 1996)
                                          ------    -------       -------------
           Class IA(1)
           S&P 500 Index
             (reflects no deduction for
             fees or expenses)                                         (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/96.
     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                              CLASS IA
                                                                              --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     None
              Maximum deferred sales charge (load)                              None
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees                                                       %
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    CLASS IA
                                                    --------
              EXPENSES
              (with or without redemption)
              Year 1                                    $
              Year 3                                    $
              Year 5                                    $
              Year 10                                   $

SUB-ADVISER

T. Rowe Price

PORTFOLIO MANAGER

Larry J. Puglia

-    Vice President of T. Rowe Price

-    Manager of the fund since 1996

-    Joined T. Rowe Price in 1990

HARTFORD BOND HLS FUND

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P), or securities which, if unrated, are determined by the fund's sub-adviser, HIMCO, to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds."

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

HIMCO uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call' -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           93
                           94
                           95
                           96
                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                               1 YEAR       5 YEARS     10 YEARS
                                               ------       -------     --------
         Class IA
         Lehman Brothers U.S.
         Aggregate Bond Index
           (reflects no deduction for fees
           or expenses)

     INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
                                                                        --------
       SHAREHOLDER FEES
       (fees paid directly from your investment)
       Maximum sales charge (load) as a percentage of offering price      None
       Maximum deferred sales charge (load)                               None
       Exchange fees                                                      None

       ANNUAL OPERATING EXPENSES
       (expenses that are deducted from the fund's assets)
       Management fees                                                        %
       Distribution and service (12b-1) fees                              None
       Other expenses
       Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        CLASS IA
                                                        --------
                  EXPENSES
                  (with or without redemption)
                  Year 1                                   $
                  Year 3                                   $
                  Year 5                                   $
                  Year 10                                  $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Nasri Toutoungi

-    Senior Vice President of HIMCO

-    Manager of the fund since 2003

-    Joined HIMCO in 2003

- Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and Director and Partner of Rogge Global Partners from 1997 to 1998

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                   1 YEAR      5 YEARS     10 YEARS
                                                                   ------      -------     --------
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                CLASS IA
                                                                                --------
                SHAREHOLDER FEES
                (fees paid directly from your investment)
                Maximum sales charge (load) as a percentage of offering price   None
                Maximum deferred sales charge (load)                            None
                Exchange fees                                                   None

                ANNUAL OPERATING EXPENSES
                (expenses that are deducted from the fund's assets)
                Management fees                                                     %
                Distribution and service (12b-1) fees                           None
                Other expenses
                Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      CLASS IA
                                                      --------
                EXPENSES
                (with or without redemption)
                Year 1                                  $
                Year 3                                  $
                Year 5                                  $
                Year 10                                 $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

-    Senior Vice President of Wellington Management

-    Manager of the fund since 1991

-    Joined Wellington Management in 1979

-    Investment professional since 1974

HARTFORD CAPITAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Capital Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests at least 65% of net assets in common stocks and equity-related securities, such as preferred stocks, convertible securities and depositary receipts. The fund focuses on companies which the fund's sub-adviser, Massachusetts Financial Services Company ("MFS"), believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The fund may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the MFS and its large group of equity research analysts.

Under normal market conditions, the fund invests primarily in common stocks of companies with large market capitalizations that MFS believes have superior growth potential. MFS defines large cap companies as companies with a market cap greater than $5 billion.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

MFS' investment strategy significantly influences the fund's performance. If MFS incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. Additionally, large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                            01
                            02

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                       SINCE INCEPTION
                                              1 YEAR    (MAY 1, 2000)
                                              ------    -------------
            Class IA(1)
            S&P 500 Index (reflects no
            deduction for fees or expenses)                  (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/00.
     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IA
                                                                     --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price     None
     Maximum deferred sales charge (load)                              None
     Exchange fees                                                     None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                      %
     Distribution and service (12b-1) fees                             None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      CLASS IA
                                                      --------
                EXPENSES
                (with or without redemption)
                Year 1                                   $
                Year 3                                   $
                Year 5                                   $
                Year 10                                  $

SUB-ADVISER

MFS

PORTFOLIO MANAGERS

S. Irfan Ali

-    Senior Vice President of MFS

- Employed in the investment management area of MFS since 1993 and has managed the fund since October 2002

Kenneth J. Enright

-    Senior Vice President of MFS

- Employed in the investment management area of MFS since 1986 and has managed the fund since October 2002

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL.  The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of the fund's sub-adviser, Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                            99
                            00
                            01
                            02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                            SINCE INCEPTION
                                                                1 YEAR   (SEPTEMBER 30, 1998)
                                                                ------   --------------------
          Class IA
          Morgan Stanley Capital International World Index
          (reflects no deduction for fees or expenses)

     INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
      SHAREHOLDER FEES
      (fees paid directly from your investment)
      Maximum sales charge (load) as a percentage of offering price     None
      Maximum deferred sales charge (load)                              None
      Exchange fees                                                     None

      ANNUAL OPERATING EXPENSES
      (expenses that are deducted from the fund's assets)
      Management fees                                                       %
      Distribution and service (12b-1) fees                             None
      Other expenses
      Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          CLASS IA
                                                          --------
                EXPENSES
                (with or without redemption)
                Year 1                                       $
                Year 3                                       $
                Year 5                                       $
                Year 10                                      $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

-    Senior Vice President of Wellington Management

- Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

-    Joined Wellington Management as a portfolio manager in 1997

-    Investment professional since 1987

HARTFORD GROWTH AND INCOME HLS FUND

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the fund's sub-adviser, Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                          SINCE INCEPTION
                                               1 YEAR     (MAY 29, 1998)
                                               ------     --------------
      Class IA
      S&P 500 Index (reflects no deduction
      for fees or expenses)

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                      CLASS IA
                                                                      --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price      None
     Maximum deferred sales charge (load)                               None
     Exchange fees                                                      None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                        %
     Distribution and service (12b-1) fees                              None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        CLASS IA
                                                        --------
                  EXPENSES
                  (with or without redemption)
                  Year 1                                   $
                  Year 3                                   $
                  Year 5                                   $
                  Year 10                                  $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

-    Senior Vice President of Wellington Management

-    Manager of the fund since inception (May 1998)

-    Joined Wellington Management as a portfolio manager in 1994

-    Investment professional since 1987

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                            93
                            94
                            95
                            96
                            97
                            98
                            99
                            00
                            01
                            02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                1 YEAR    5 YEARS     10 YEARS
                                                ------    -------     --------
      Class IA(1)
      Russell 3000 Growth Index
        (reflects no deduction for fees or
         expenses)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
     INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price      None
     Maximum deferred sales charge (load)                               None
     Exchange fees                                                      None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                        %
     Distribution and service (12b-1) fees                              None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    CLASS IA
                                                    --------
                 EXPENSES
                 (with or without redemption)
                 Year 1                                $
                 Year 3                                $
                 Year 5                                $
                 Year 10                               $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

-    Senior Vice President of Wellington Management

-    Manager of the fund since April 2001

-    Joined Wellington Management as a portfolio manager in 1999

- Employed by Kobrick Funds from 1997-1999, State Street Research and Management from 1992-1996 and 1997, and Montgomery Asset Management 1996 as an equity portfolio manager

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by the fund's sub-adviser, HIMCO, to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, HIMCO uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities within selected industries that appear from a yield perspective to be attractive. HIMCO assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that HIMCO expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as HIMCO expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may theN be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                        SINCE INCEPTION
                                            1 YEAR    (SEPTEMBER 30, 1998)
                                            ------    --------------------
     Class IA
     Lehman Brothers High Yield
     Corporate Index
       (reflects no deduction for fees
       or expenses)

     INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price      None
     Maximum deferred sales charge (load)                               None
     Exchange fees                                                      None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                        %
     Distribution and service (12b-1) fees                              None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  CLASS IA
                                                  --------
                 EXPENSES
                 (with or without redemption)
                 Year 1                              $
                 Year 3                              $
                 Year 5                              $
                 Year 10                             $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGERS

Christine Mozonski

-    Vice President of HIMCO

-    Co-manager of the fund since 2002

-    Joined HIMCO in June 1992

- Investment professional involved in trading and portfolio management since that time

David Hillmeyer

-    Vice President of HIMCO

-    Co-manager of the fund since 2003

-    Joined HIMCO in 1995

-    Investment professional involved in trading and portfolio management since
     1992

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management Company ("HIMCO(R)"), is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2002, approximately 49.95 percent of the Index was composed of the forty largest companies, the five largest being Microsoft Corporation, General Electric Company, Exxon Mobil Corporation, Wal-Mart Stores, Inc. and Pfizer, Inc.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           93
                           94
                           95
                           96
                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                          1 YEAR     5 YEARS    10 YEARS
                                          ------     -------    --------
     Class IA
     S&P 500 Index
       (reflects no deduction for fees
       or expenses)

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price      None
     Maximum deferred sales charge (load)                               None
     Exchange fees                                                      None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                        %
     Distribution and service (12b-1) fees                              None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   CLASS IA
                                                   --------
                 EXPENSES
                 (with or without redemption)
                 Year 1                               $
                 Year 3                               $
                 Year 5                               $
                 Year 10                              $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

-    Vice President of HIMCO

-    Manager of the fund since 1987

-    Joined HIMCO in 1987

-    Investment professional since 1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                                1 YEAR    5 YEARS   10 YEARS
                                                                                ------    -------   --------
Class IA
MSCI AC World Free ex US Index (reflects no deductions for fees or expenses)

INDEX: The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                           CLASS IA
                                                                           --------
          SHAREHOLDER FEES
          (fees paid directly from your investment)
          Maximum sales charge (load) as a percentage of offering price    None
          Maximum deferred sales charge (load)                             None
          Exchange fees                                                    None

          ANNUAL OPERATING EXPENSES
          (expenses that are deducted from the fund's assets)
          Management fees                                                      %
          Distribution and service (12b-1) fees                            None
          Other expenses
          Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            CLASS IA
                                                            --------
                           EXPENSES
                           (with or without redemption)
                           Year 1                           $
                           Year 3                           $
                           Year 5                           $
                           Year 10                          $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Trond Skramstad

-    Senior Vice President of Wellington Management

-    Manager of the fund since 1994

-    Joined Wellington Management in 1993

-    Investment professional since 1990

HARTFORD INTERNATIONAL STOCK HLS FUND

INVESTMENT GOAL. The Hartford International Stock HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in common stocks. The fund focuses on common stocks and other equity securities of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE(R) Index) that the fund's sub-adviser, Lazard Asset Management ("Lazard"), believes are undervalued based on their earnings, cash flow or asset values.

Lazard attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratios, high yield, unrecognized assets, potential for management change and the potential to improve profitability. Lazard's global investment specialists apply both quantitative and qualitative analysis to securities selection, and focus on individual stock selection rather than on general stock market trends.

In choosing stocks for the fund, Lazard looks for established companies in economically developed countries. The percentage of the fund's assets invested in particular geographic sectors may shift from time to time based on Lazard's judgment.

The fund may engage in forward currency exchange contracts to hedge its portfolio against unfavorable currency movements and to enhance returns.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Lazard's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Additionally, if the fund invests in countries or regions that experience economic downturns, performance could suffer.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           95
                           96
                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                SINCE INCEPTION
                                         1 YEAR     5 YEARS    (JANUARY 3, 1995)
                                         ------     -------    -----------------
     Class IA(1)
     MSCI EAFE Index
       (reflects no deduction for fees
       or expenses)                                                    (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 12/31/94.
     INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price      None
     Maximum deferred sales charge (load)                               None
     Exchange fees                                                      None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                        %
     Distribution and service (12b-1) fees                              None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      CLASS IA
                                                      --------
                EXPENSES
                (with or without redemption)
                Year 1                                   $
                Year 3                                   $
                Year 5                                   $
                Year 10                                  $

SUB-ADVISER

Lazard

PORTFOLIO MANAGERS

Herbert W. Gullquist

- Chief Investment Officer and Managing Director, Lazard, Vice Chairman, Lazard Freres

-    Manager of the fund since its inception

- Responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines

John R. Reinsberg

-    Managing Director, Lazard

-    Manager of the fund since its inception

- Responsible for international/global equity management and overseeing the day-to-day operations of Lazard's international equity investment team

HARTFORD LARGE CAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Large Cap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in large cap companies, focusing on the common stocks of a limited number of large, carefully selected, high quality United States companies whose securities are believed likely to achieve superior earnings growth. The fund defines large capitalization companies as companies with market capitalizations of approximately $5 billion or more. Normally, about 40 to 60 companies will be represented in the fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the fund's assets. The fund's focus on a relatively small number of intensively researched companies is not typical of most equity mutual funds. The fund is designed for those seeking to accumulate capital over time with less volatility than that typically associated with investments in smaller companies.

The fund's sub-adviser, Alliance Capital Management L.P. ("Alliance Capital"), relies heavily upon the fundamental analysis and research of its large internal research staff. The Alliance Capital staff generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies with substantially above average prospective earnings growth that is not fully reflected in current market valuations.

Alliance Capital expects the average market capitalization of companies represented in the fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies comprising the S&P 500. As of March 31, 2003, the average market capitalization of companies comprising the S&P 500 was $_____ billion. The fund's average market capitalization as of such date was $_____ billion.

Although the fund invests primarily in stocks of United States companies, it may invest up to 20% of its total assets in equity securities of non-U.S. companies. It may also invest up to 20% of its net assets in convertible securities.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to attempt to enhance returns.

During market declines, while adding to positions in favored stocks, the fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance Capital seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if Alliance Capital incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If Alliance Capital's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Because the fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either positive or negative, on the fund's net asset value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                           SINCE INCEPTION
                                                1 YEAR      (MAY 1, 1998)
          Class IA(1)
          S&P 500 Index
            (reflects no deduction for fees
            or expenses)                                         (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
    SHAREHOLDER FEES
    (fees paid directly from your investment)
    Maximum sales charge (load) as a percentage of offering price       None
    Maximum deferred sales charge (load)                                None
    Exchange fees                                                       None

    ANNUAL OPERATING EXPENSES
    (expenses that are deducted from the fund's assets)
    Management fees                                                         %
    Distribution and service (12b-1) fees                               None
    Other expenses
    Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    CLASS IA
                                                    --------
              EXPENSES
              (with or without redemption)
              Year 1                                   $
              Year 3                                   $
              Year 5                                   $
              Year 10                                  $

SUB-ADVISER

Alliance Capital

PORTFOLIO MANAGERS

James G. Reilly

-    Executive Vice President, Alliance Capital

-    17 years of investment experience

-    Manager of the fund since its inception (1998)

- Joined Alliance Capital in 1984 and has been a portfolio manager on the U.S. Large Cap team since 1988

Syed J. Hasnain

-    Senior Vice President, Alliance Capital

-    13 years of investment experience

-    Manager of the fund since its inception (1998)

- Joined Alliance Capital in 1994 and has been a U.S. large cap portfolio manager and member of the U.S. Large Cap Growth Equity team since that time

HARTFORD MID CAP STOCK HLS FUND

INVESTMENT GOAL. The Hartford Mid Cap Stock HLS Fund seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap").

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of assets in common stocks of medium capitalization companies ("mid cap companies"). Mid cap companies are defined as those that have market values between $200 million and $15 billion.

The fund's sub-adviser, The Dreyfus Corporation ("Dreyfus"), selects common stocks so that, in the aggregate, the investment characteristics and risk profile of the fund are similar to those of the S&P MidCap. However, the fund seeks to invest in stocks that, in the aggregate, will provide a higher return than the S&P MidCap. The fund is not an index fund and its investments are not limited to securities of issuers included in the S&P MidCap.

Dreyfus utilizes computer techniques to track and, if possible, outperform the S&P MidCap. Dreyfus employs valuation models designed to identify common stocks of companies that are believed to have superior return potential in order to construct a portfolio that resembles the S&P MidCap but is weighted toward the stocks that Dreyfus believes are most attractive.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to enhance returns.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Dreyfus' investment strategy significantly influences the fund's performance. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                        SINCE INCEPTION
                                               1 YEAR    (MAY 1, 1998)
                                               ------    -------------
          Class IA(1)
          S&P 400 MidCap Index
            (reflects no deduction for fees
            or expenses)                                       (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity markets. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

                                                                        CLASS IA
                                                                        --------
      SHAREHOLDER FEES
      (fees paid directly from your investment)
      Maximum sales charge (load) as a percentage of offering price       None
      Maximum deferred sales charge (load)                                None
      Exchange fees                                                       None

      ANNUAL OPERATING EXPENSES
      (expenses that are deducted from the fund's assets)
      Management fees                                                         %
      Distribution and service (12b-1) fees                               None
      Other expenses
      Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         CLASS IA
                                                         --------
                   EXPENSES
                   (with or without redemption)
                   Year 1                                   $
                   Year 3                                   $
                   Year 5                                   $
                   Year 10                                  $

SUB-ADVISER

Dreyfus

PORTFOLIO MANAGER

John O'Toole

-    Employed by Dreyfus since 1994 and Mellon Bank, NA since 1979

- Senior Vice President and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus

-    Manager of the fund since 1999

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

The fund purchases securities which HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                            93
                            94
                            95
                            96
                            97
                            98
                            99
                            00
                            01
                            02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                               1 YEAR     5 YEARS    10 YEARS
                                               ------     -------    --------
          Class IA
          60-Day Treasury Bill Index
            (reflects no deduction for fees
            or expenses)

     INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

     Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
                                                                        --------
       SHAREHOLDER FEES
       (fees paid directly from your investment)
       Maximum sales charge (load) as a percentage of offering price      None
       Maximum deferred sales charge (load)                               None
       Exchange fees                                                      None

       ANNUAL OPERATING EXPENSES
       (expenses that are deducted from the fund's assets)
       Management fees                                                        %
       Distribution and service (12b-1) fees                              None
       Other expenses
       Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          CLASS IA
                                                          --------
                    EXPENSES
                    (with or without redemption)
                    Year 1                                   $
                    Year 3                                   $
                    Year 5                                   $
                    Year 10                                  $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

-    Vice President of HIMCO

-    Manager of the fund since May 2002

-    Joined HIMCO in 1993

-    Investment professional involved in trading and portfolio management since
     1995

HARTFORD MULTISECTOR BOND HLS FUND

FROM ITS INCEPTION ON JANUARY 3, 1995 UNTIL MARCH 15, 2000, THIS FUND WAS MANAGED BY A DIFFERENT SUB-ADVISER AND WAS NAMED THE FORTIS GLOBAL BOND SERIES. AS THE GLOBAL BOND SERIES, THE FUND INVESTED PRINCIPALLY IN HIGH QUALITY U.S. AND FOREIGN GOVERNMENT AND CORPORATE FIXED INCOME SECURITIES. SINCE MARCH 15, 2000, THE FUND HAS BEEN SUB-ADVISED BY A I M CAPITAL MANAGEMENT, INC. IN THE MANNER DESCRIBED BELOW.

INVESTMENT GOAL. The Hartford Multisector Bond HLS Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, normally, at least 80% of its assets in fixed-rate corporate debt securities and U.S. and foreign government obligations. In complying with this 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest up to 40% of its total assets in securities of foreign governments and companies, including those in emerging markets.

The fund may invest up to 35% of its total assets in non-investment grade corporate bonds (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P, or unrated corporate bonds deemed by the fund's sub-adviser, A I M Capital Management, Inc. ("AIM"), to be of comparable quality). Bonds rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest in preferred stock issues and convertible corporate debt.

AIM focuses on securities that it believes have favorable prospects for current income, consistent with its concern for safety of principal. The decision to purchase a particular security is based upon many factors, the most important of which are the characteristics of the security (interest rate, term, call provisions, etc.), the financial stability and managerial strength of the issuer, and diversification in the fund. AIM considers whether to sell a particular security when any one of these factors materially changes. It is anticipated that the average effective duration of the fund will be between four and eight years.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. Credit risk depends largely on the perceived health of bond issuers. In general, lower-rated bonds have higher credit risks. You could lose money as a result of your investment.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than for bond funds that do not invest in high yield bonds.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser and sub-adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                         95
                         96
                         97
                         98
                         99
                         00
                         01
                         02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                  SINCE INCEPTION
                                           1 YEAR     5 YEARS    (JANUARY 3, 1995)
                                           ------     -------    -----------------
          Class IA(1)
          Lehman Brothers Aggregate
          Bond Index
            (reflects no deduction for
              fees or expenses)                                         (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 12/31/94.
     INDEX: The Lehman Brothers Aggregate Bond Index is an unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
                                                                       --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price       None
     Maximum deferred sales charge (load)                                None
     Exchange fees                                                       None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                         %
     Distribution and service (12b-1) fees                               None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       CLASS IA
                                                       --------
                 EXPENSES
                 (with or without redemption)
                 Year 1                                    $
                 Year 3                                    $
                 Year 5                                    $
                 Year 10                                   $

SUB-ADVISER

AIM

PORTFOLIO MANAGERS

Robert G. Alley

-    Senior Portfolio Manager, AIM

-    Mr. Alley has been responsible for the fund since March of 2000

-    Associated with AIM and/or affiliates since 1992

Jan H. Friedli

-    Senior Portfolio Manager, AIM

-    Mr. Friedli has been responsible for the fund since March of 2000

-    Associated with AIM and/or affiliates since 1999

- Global fixed-income portfolio manager for Nicholas-Applegate Capital Management, 1997-1999; international fixed-income trader and analyst for Strong Capital Management, 1994-1997

Carolyn L. Gibbs

-    Senior Portfolio Manager, AIM

-    Ms. Gibbs has been responsible for the fund since March of 2000

-    Associated with AIM and/or affiliates since 1992

Scott W. Johnson

-    Portfolio Manager, AIM

-    Mr. Johnson has been responsible for the fund since December of 2002

-    Associated with AIM and/or affiliates since 1994

HARTFORD SMALL CAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford Small Cap Value HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($_____ billion as of March 31, 2003). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund's median market capitalization was $___ billion as of March 31, 2003. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund is sub-advised by Janus Capital Management LLC ("Janus"), which has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. In selecting securities for the fund, the Manager generally looks for companies with:

     - a low price relative to their assets, earnings, cash flow or business franchise;

     -    products and services that give them a competitive advantage; and

     -    quality balance sheets and strong management.

The Manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

The Manager will generally sell a security when it no longer meets the Manager's investment criteria or when it has met the Manager's expectations for appreciation.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The Manager's investment strategy will influence performance significantly. Stocks of small companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Such stocks may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the Manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                            99
                            00
                            01
                            02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                          SINCE INCEPTION
                                                1 YEAR     (MAY 1, 1998)
                                                ------     -------------
          Class IA(1)
          Russell 2000 Index
            (reflects no deduction for fees
            or expenses)                                        (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IA
                                                                     --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price     None
     Maximum deferred sales charge (load)                              None
     Exchange fees                                                     None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                       %
     Distribution and service (12b-1) fees                             None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         CLASS IA
                                                         --------
                   EXPENSES
                   (with or without redemption)
                   Year 1                                   $
                   Year 3                                   $
                   Year 5                                   $
                   Year 10                                  $

SUB-ADVISER

JANUS

PORTFOLIO MANAGERS

Janus has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. The following individuals manage the fund:

Robert H. Perkins

-    President and Director of the Manager

-    Investment manager since 1970 and manager of the fund since its inception

Thomas H. Perkins

-    Investment manager since 1974 and manager of the fund since 1999

-    Joined the Manager in 1998

- Portfolio manager of valuation sensitive growth portfolios for Alliance Capital, 1994-1998

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2002 this range was between approximately $8 million and $2.7 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           95
                           96
                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                 SINCE INCEPTION
                                             1 YEAR    5 YEARS    (MAY 2, 1994)
                                             ------    -------    -------------
        Class IA(1)
        Russell 2000 Growth Index
          (reflects no deduction for fees
            or expenses)                                               (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/94.
     INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
                                                                        --------
      SHAREHOLDER FEES
      (fees paid directly from your investment)
      Maximum sales charge (load) as a percentage of offering price       None
      Maximum deferred sales charge (load)                                None
      Exchange fees                                                       None

      ANNUAL OPERATING EXPENSES
      (expenses that are deducted from the fund's assets)
      Management fees                                                         %
      Distribution and service (12b-1) fees                               None
      Other expenses
      Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      CLASS IA
                                                      --------
                    EXPENSES
                    (with or without redemption)
                    Year 1                               $
                    Year 3                               $
                    Year 5                               $
                    Year 10                              $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

-    Senior Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

-    Joined Wellington Management as a portfolio manager in 1994

-    Investment professional since 1987

David J. Elliott

-    Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

- Joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

** GRAPHIC **

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                              1 YEAR      5 YEARS     10 YEARS
                                                              ------      -------     --------
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
                                                                      --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price    None
     Maximum deferred sales charge (load)                             None
     Exchange fees                                                    None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                      %
     Distribution and service (12b-1) fees                            None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     CLASS IA
                                                     --------
                    EXPENSES
                    (with or without redemption)
                    Year 1                           $
                    Year 3                           $
                    Year 5                           $
                    Year 10                          $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA, as Portfolio Manager

-    Senior Vice President of Wellington Management

-    Portfolio Manager of the fund since 1992

-    Joined Wellington Management in 1990

-    Investment professional since 1976

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that the fund's sub-adviser, HIMCO, expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may theN be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           93
                           94
                           95
                           96
                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                          1 YEAR     5 YEARS     10 YEARS
                                          ------     -------     --------
     Class IA(1)
     Lehman Brothers Intermediate
     Government Bond Index
       (reflects no deduction for fees
       or expenses)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
     INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
                                                                       --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price       None
     Maximum deferred sales charge (load)                                None
     Exchange fees                                                       None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                         %
     Distribution and service (12b-1) fees                               None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     CLASS IA
                                                     --------
                  EXPENSES
                  (with or without redemption)
                  Year 1                                 $
                  Year 3                                 $
                  Year 5                                 $
                  Year 10                                $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGERS

Peter P. Perrotti

-    Senior Vice President of HIMCO

-    Manager of the fund since April 2001

-    Joined HIMCO in 1992 and has managed debt securities since that time

-    Investment professional since 1992

Russell M. Regenauer

-    Vice President of HIMCO

-    Assistant portfolio manager of the fund since September 2002

-    Joined HIMCO in 1993

-    Investment professional since 1985

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the fund's sub-adviser, Wellington Management, believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value,

     -    strong management team, and

     -    strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                             CLASS IA TOTAL RETURNS

                           97
                           98
                           99
                           00
                           01
                           02

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                                SINCE INCEPTION
                                          1 YEAR     5 YEARS     (MAY 1, 1996)
                                          ------     -------     -------------
     Class IA(1)
     Russell 3000 Value Index
       (reflects no deduction for fees
       or expenses)                                                   (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/96.
     INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

                                                                       CLASS IA
                                                                       --------
     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum sales charge (load) as a percentage of offering price       None
     Maximum deferred sales charge (load)                                None
     Exchange fees                                                       None

     ANNUAL OPERATING EXPENSES
     (expenses that are deducted from the fund's assets)
     Management fees                                                         %
     Distribution and service (12b-1) fees                               None
     Other expenses
     Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     CLASS IA
                                                     --------
               EXPENSES
               (with or without redemption)
               Year 1                                   $
               Year 3                                   $
               Year 5                                   $
               Year 10                                  $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James H. Averill

-    Senior Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

-    Joined Wellington Management in 1985

-    Investment professional since 1985

David R. Fassnacht, CFA

-    Senior Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

-    Joined Wellington Management as an equity research analyst in 1991

-    Investment professional since 1988

James N. Mordy

-    Senior Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

-    Joined Wellington Management as an analyst in 1985

-    Investment professional since 1985

FURTHER INFORMATION ON THE FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments or securities of small capitalization companies.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, International Stock HLS Fund, Large Cap Growth HLS Fund, Mid Cap Stock HLS Fund and Multisector Bond HLS Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates as a principal investment strategy. Although not a principal investment strategy, each other fund (except Money Market HLS
Fund) may employ these techniques. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

Each fund, except Index HLS Fund, Mid Cap Stock HLS Fund, Money Market HLS Fund, Small Cap Value HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The Mid Cap Stock HLS Fund and Small Cap Value HLS Fund may invest in securities of foreign issuers and non-dollar securities, but not as part of their principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

Capital Opportunities HLS Fund may invest in emerging markets as part of its principal investment strategy. Each other fund, except U.S. Government Securities HLS Fund and Money Market HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Growth Opportunities HLS Fund, Small Cap Value HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain Funds are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund. The funds are not managed to achieve a particular tax result for shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Blue Chip Stock HLS Fund, Bond HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, International Stock HLS Fund, Large Cap Growth HLS Fund, Mid Cap Stock HLS Fund, Multisector Bond HLS Fund, Small Cap Value HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. HL Advisors had over $40.1 billion in assets under management, as of December 31, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS

BOND HLS FUND, HIGH YIELD HLS FUND, INDEX HLS FUND, MONEY MARKET HLS FUND AND U.S. GOVERNMENT SECURITIES HLS FUND. Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund and U.S. Government Securities HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2002 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $88.5 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MULTISECTOR BOND HLS FUND. A I M Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas, 77046, is the sub-adviser to the Multisector Bond HLS Fund. AIM has acted as an investment adviser since its organization in 1986. As of December 31, 2002, AIM, together with its affiliates, advised or managed approximately $124 billion in assets for over 190 investment portfolios.

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, GROWTH OPPORTUNITIES HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND, STOCK HLS FUND AND VALUE OPPORTUNITIES HLS FUND. Wellington Management, a Massachusetts limited liability partnership, is the sub-adviser to the Advisers HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002 Wellington Management had investment management authority over approximately $303 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

CAPITAL OPPORTUNITIES HLS FUND. Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the sub-adviser of the Capital Opportunities HLS Fund. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002.

BLUE CHIP STOCK HLS FUND. T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, MD 21202, is the sub-adviser of the Blue Chip Stock HLS Fund. T. Rowe Price was founded in 1937 and, together with its affiliates, managed over $_____ billion for over eight million individual and institutional investor accounts as of December 31, 2002. Some of T. Rowe Price's accounts have investment policies similar to those of the fund. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.

INTERNATIONAL STOCK HLS FUND. Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, is the sub-adviser of the International Stock HLS Fund. Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets as of December 31, 2002 totaling approximately $55.9 million. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the fund.

MID CAP STOCK HLS FUND. The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is the sub-adviser to the Mid Cap Stock HLS Fund. Founded in 1947, Dreyfus manages 202 portfolios with approximately $183 billion in investment company assets, for approximately 1.5 million investor accounts nationwide (as of December 31, 2002). Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $562 billion under management (as of December 31, 2002). Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

SMALL CAP VALUE HLS FUND. Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, the sub-adviser of the Small Cap Value HLS Fund, has entered into an agreement with Perkins, Wolf, McDonnell & Company (the "Manager") under which Janus will pay the Manager a fee to provide the day-to-day investment management for the fund. As of December 31, 2002 Janus had investment management authority over approximately $138 billion in assets.

LARGE CAP GROWTH HLS FUND. Alliance Capital Management L.P. ("Alliance Capital"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is the sub-adviser of the Large Cap Growth HLS Fund. Alliance Capital is a global investment manager supervising client accounts with assets as of December 31, 2002 totaling approximately $386 billion. Alliance Capital's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

Alliance Capital, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2002, Alliance Capital Management Holding LP ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and 54.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

MANAGEMENT FEES

Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

BLUE CHIP STOCK HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $100,000,000                             0.900%
Amount over $100 Million                       0.850%

CAPITAL OPPORTUNITIES HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $200,000,000                             0.900%
Next $300,000,000                              0.850%
Amount over $500 Million                       0.800%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND AND INTERNATIONAL OPPORTUNITIES HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $250,000,000                             0.775%
Next $250,000,000                              0.725%
Next $500,000,000                              0.675%
Amount over $1 Billion                         0.625%

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $100,000,000                             0.700%
Amount over $100 Million                       0.600%

INDEX HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
All Assets                                     0.400%

INTERNATIONAL STOCK HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $100,000,000                             0.850%
Amount over $100 Million                       0.800%

LARGE CAP GROWTH HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $100,000,000                             0.900%
Next $100,000,000                              0.850%
Amount over $200 Million                       0.800%

MID CAP STOCK HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $100,000,000                             0.900%
Next $150,000,000                              0.850%
Amount over $250 Million                       0.800%

SMALL CAP VALUE HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $50,000,000                              0.900%
Amount over $50 Million                        0.850%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $250,000,000                             0.525%
Next $250,000,000                              0.500%
Next $500,000,000                              0.475%
Amount over $1 Billion                         0.450%

MULTISECTOR BOND HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $100,000,000                             0.750%
Amount over $100 Million                       0.650%

U.S. GOVERNMENT SECURITIES HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
First $50,000,000                              0.500%
Amount over $50 Million                        0.450%

MONEY MARKET HLS FUND

NET ASSET VALUE                              ANNUAL RATE
---------------                              -----------
All Assets                                     0.450%

For the year ended December 31, 2002, Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund and each paid management and administration fees to HL Advisors and Hartford Life, respectively

(these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:

FUND NAME                                                            ANNUAL RATE
     Advisers HLS Fund
     Blue Chip Stock HLS Fund
     Bond HLS Fund
     Capital Appreciation HLS Fund
     Capital Opportunities HLS Fund
     Global Leaders HLS Fund
     Growth and Income HLS Fund
     Growth Opportunities HLS Fund
     High Yield HLS Fund
     Index HLS Fund
     International Opportunities HLS Fund
     International Stock HLS Fund
     Large Cap Growth HLS Fund
     Mid Cap Stock HLS Fund
     Money Market HLS Fund
     Multisector Bond HLS Fund
     Small Cap Value HLS Fund
     SmallCap Growth HLS Fund
     Stock HLS Fund
     U.S. Government Securities HLS Fund
     Value Opportunities HLS Fund

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Fortis Benefits and First Fortis (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, Small Cap Value HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each offer two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each of these funds, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Each other fund in this prospectus offers only Class IA shares.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2002 has been derived from the financial statements audited by __________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of Hartford Series Fund, Inc., the information for the periods ended on or before December 31, 2001 has been audited by __________________. With respect to the funds that are series of Hartford HLS Series Fund II, Inc., the information for the periods ended on or before December 31, 2001 has been audited by ____________________. These figures do not include the effect of sales charges or other fees witch may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD ADVISERS HLS FUND

                                                                          CLASS IA -- PERIOD ENDED:
                                                                          -------------------------
                                                 12/31/02       12/31/01          12/31/00          12/31/99          12/31/98
                                               ------------   ------------      ------------      ------------      ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                     $      2.665      $      2.965      $      2.985      $      2.527
     Net investment income (loss)                                    0.064             0.068             0.068             0.061
     Net realized and unrealized gain (loss)
       on investments                                               (0.189)           (0.088)            0.221             0.546
                                                              ------------      ------------      ------------      ------------
     Total from investment operations                               (0.125)           (0.020)            0.289             0.607
     Less distributions:
       Dividends from net investment income                         (0.073)           (0.023)           (0.063)           (0.060)
       Distributions from net realized gain
         on investments                                             (0.127)           (0.257)           (0.246)           (0.089)
       Distributions from capital                                    0.000             0.000             0.000             0.000
                                                              ------------      ------------      ------------      ------------
     Total distributions                                            (0.200)           (0.280)           (0.309)           (0.149)
                                                              ------------      ------------      ------------      ------------
     Net increase (decrease) in net asset
       value                                                        (0.325)           (0.300)           (0.020)            0.458
     Net asset value, end of period                           $      2.340      $      2.665      $      2.965      $      2.985
                                                              ============      ============      ============      ============
     TOTAL RETURN                                                    (4.64%)           (0.75%)           10.59%            24.66%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                 $ 11,836,564      $ 13,430,507      $ 14,082,895      $ 11,805,411
     Ratio of expenses to average net assets                          0.66%             0.66%             0.65%             0.63%
     Ratio of net investment income (loss) to
       average net assets                                             2.51%             2.47%             2.46%             2.40%
     Portfolio turnover rate                                          34.2%(a)          40.4%(a)          38.4%(a)          36.7%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD BLUE CHIP STOCK HLS FUND

                                                                            CLASS IA -- PERIOD ENDED:
                                                                            -------------------------
                                                   12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                                  -----------     -----------     -----------     -----------     -----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                         $     19.63     $     21.93     $     18.58     $     14.76
     Net investment income (loss)                                          --           (0.02)           0.02            0.05
     Net realized and unrealized gain (loss) on
       investments                                                      (2.83)          (0.41)           3.65            4.09
                                                                  -----------     -----------     -----------     -----------
     Total from investment operations                                   (2.83)          (0.43)           3.67            4.14
     Less distributions:
       Dividends from net investment income                                --              --           (0.02)          (0.06)
       Distributions from net realized gain on
         investments                                                       --           (1.87)          (0.30)          (0.26)
       Distributions from capital                                          --              --              --              --
                                                                  -----------     -----------     -----------     -----------
     Total distributions                                                   --           (1.87)          (0.32)          (0.32)
                                                                  -----------     -----------     -----------     -----------
     Net increase (decrease) in net asset value                         (2.83)          (2.30)           3.35            3.82
     Net asset value, end of period                               $     16.80     $     19.63     $     21.93     $     18.58
                                                                  ===========     ===========     ===========     ===========
     TOTAL RETURN                                                      (14.41%)         (2.47%)         19.88%          28.07%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                     $   239,597     $   293,654     $   284,229     $   182,921
     Ratio of expenses to average net assets                             0.92%           0.92%           0.92%           0.94%
     Ratio of net investment income (loss) to
       average net assets                                               (0.01%)         (0.09%)          0.10%           0.41%
     Portfolio turnover rate                                               47%             52%             40%             34%

HARTFORD BOND HLS FUND

                                                                         CLASS IA -- PERIOD ENDED:
                                                                         -------------------------
                                                  12/31/02     12/31/01          12/31/00          12/31/99          12/31/98
                                                -----------  ------------      ------------      ------------      ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $      1.108      $      0.994      $      1.081      $      1.050
     Net investment income (loss)                                   0.046             0.069             0.062             0.053
     Net realized and unrealized gain (loss)
       on investments                                               0.052             0.050            (0.084)            0.032
                                                             ------------      ------------      ------------      ------------
     Total from investment operations                               0.098             0.119            (0.022)            0.085
     Less distributions:
       Dividends from net investment income                        (0.056)           (0.005)           (0.058)           (0.054)
       Distributions from net realized gain on
         investments                                                0.000             0.000            (0.007)            0.000
       Distributions from capital                                   0.000             0.000             0.000             0.000
                                                             ------------      ------------      ------------      ------------
     Total distributions                                           (0.056)           (0.005)           (0.065)           (0.054)
                                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in net asset
       value                                                        0.042             0.114            (0.087)            0.031
     Net asset value, end of period                          $      1.150      $      1.108      $      0.994      $      1.081
                                                             ============      ============      ============      ============
     TOTAL RETURN                                                    8.68%            11.99%            (2.02%)            8.15%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                $  1,549,698      $  1,033,043      $    978,861      $    902,480
     Ratio of expenses to average net assets                         0.51%             0.52%             0.52%             0.50%
     Ratio of net investment income (loss) to
       average net assets                                            5.87%             6.54%             6.09%             5.86%
     Portfolio turnover rate                                        184.8%(b)         168.5%(b)         110.7%(b)         122.3%(b)
     Current Yield(a)                                                5.74%             6.13%             7.02%             5.92%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD CAPITAL APPRECIATION HLS FUND

                                                                         CLASS IA -- PERIOD ENDED:
                                                                         -------------------------
                                                  12/31/02     12/31/01          12/31/00          12/31/99          12/31/98
                                                 ----------  ------------      ------------      ------------      ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $      5.926      $      6.095      $      4.759      $      4.410
     Net investment income (loss)                                   0.021             0.041             0.023             0.025
     Net realized and unrealized gain (loss)
       on investments                                              (0.341)            0.757             1.643             0.525
                                                             ------------      ------------      ------------      ------------
     Total from investment operations                              (0.320)            0.798             1.666             0.550
     Less distributions:
       Dividends from net investment income                        (0.027)           (0.039)           (0.018)           (0.026)
       Distributions from net realized gain
         on investments                                            (1.609)           (0.928)           (0.312)           (0.175)
       Distributions from capital                                   0.000             0.000             0.000             0.000
                                                             ------------      ------------      ------------      ------------
     Total distributions                                           (1.636)           (0.967)           (0.330)           (0.201)
                                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in net asset
       value                                                       (1.956)           (0.169)            1.336             0.349
     Net asset value, end of period                          $      3.970      $      5.926      $      6.095      $      4.759
                                                             ============      ============      ============      ============
     TOTAL RETURN                                                   (6.94%)           13.22%            37.46%            15.48%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                $  8,734,600      $  9,581,897      $  7,963,003      $  5,807,480
     Ratio of expenses to average net assets                         0.68%             0.66%             0.66%             0.64%
     Ratio of net investment income (loss) to
       average net assets                                            0.57%             0.64%             0.46%             0.59%
     Portfolio turnover rate                                         92.3%(a)         108.2%(a)          66.4%(a)          51.2%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND

                                                                            CLASS IA -- PERIOD ENDED:
                                                                            -------------------------
                                                                    12/31/02        12/31/01       12/31/00(b)
                                                                  ------------    ------------    ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                                         $       9.37    $      10.61
     Net investment income (loss)                                                        (0.01)          (0.01)
     Net realized and unrealized gain (loss) on investments                              (2.21)          (1.23)
                                                                                  ------------    ------------
     Total from investment operations                                                    (2.22)          (1.24)
     Less distributions:
       Dividends from net investment income                                                 --              --
       Distributions from net realized gain on investments                                  --              --
       Distributions from capital                                                           --              --
                                                                                  ------------    ------------
     Total distributions                                                                    --              --
                                                                                  ------------    ------------
     Net increase (decrease) in net asset value                                          (2.22)          (1.24)
     Net asset value, end of period                                               $       7.15    $       9.37
                                                                                  ============    ============
     TOTAL RETURN                                                                       (23.63%)        (11.68%)
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                                     $     23,514    $     16,162
     Ratio of expenses to average net assets                                              1.16%           1.31%(a),(c)
     Ratio of net investment income (loss) to average net assets                          0.19%           0.12%(a),(c)
     Portfolio turnover rate                                                               102%             63%

(a)  Annualized.
(b) For the period May 1, 2000 (commencement of operations) to December 31, 2000. The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.
(c) HL Advisors has voluntarily undertaken to limit annual expenses for the fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.38% and (0.19%), respectively.

HARTFORD GLOBAL LEADERS HLS FUND

                                                                  CLASS IA -- PERIOD ENDED:
                                                                  -------------------------
                                             12/31/02    12/31/01         12/31/00         12/31/99        9/30/98-12/31/98(a)
                                            ----------  ----------       ----------       ----------       -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $    1.759       $    1.913       $    1.285         $     1.00
Net investment income (loss)                                 0.011            0.008            0.003              0.001
Net realized and unrealized gain (loss) on
  investments                                               (0.305)          (0.142)           0.642              0.318
                                                        ----------       ----------       ----------         ----------
Total from investment operations                            (0.294)          (0.134)           0.645              0.319
Less distributions:
  Dividends from net investment income                      (0.008)          (0.009)          (0.003)            (0.002)
  Distributions from net realized gain on
   investments                                              (0.017)          (0.011)          (0.014)            (0.032)

  Distributions from capital                                 0.000            0.000            0.000              0.000
                                                        ----------       ----------       ----------         ----------
Total distributions                                         (0.025)          (0.020)          (0.017)            (0.034)
                                                        ----------       ----------       ----------         ----------
Net increase (decrease) in net asset value                  (0.319)          (0.154)           0.628              0.285
Net asset value, end of period                          $    1.440       $    1.759       $    1.913         $    1.285
                                                        ==========       ==========       ==========         ==========
TOTAL RETURN                                                (16.58%)          (7.06%)          50.37%             31.88%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $  484,661       $  572,217       $  179,675         $    5,761
Ratio of expenses to average net assets                       0.81%            0.81%            0.86%              0.89%(c),(d)
Ratio of net investment income (loss) to
  average net assets                                          0.71%            0.63%            0.54%(d)           0.63%(c),(d)

Portfolio turnover rate                                      362.9%(e)        366.6%(e)        207.4%(e)           47.9%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(b)  Not annualized.
(c)  Annualized.
(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH AND INCOME HLS FUND

                                                                 CLASS IA -- PERIOD ENDED:
                                                                 -------------------------
                                             12/31/02    12/31/01         12/31/00         12/31/99       5/29/98-12/31/98(a)
                                            ----------  ----------       ----------       ----------      -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $    1.326       $    1.432       $    1.186        $    1.000
Net investment income (loss)                                 0.006            0.005            0.004             0.005
Net realized and unrealized gain (loss) on
   investments                                              (0.112)          (0.085)           0.255             0.185
                                                        ----------       ----------       ----------        ----------

Total from investment operations                            (0.106)          (0.080)           0.259             0.190
Less distributions:
  Dividends from net investment income                       0.000           (0.005)          (0.004)           (0.004)
  Distributions from net realized gain on
   investments                                              (0.050)          (0.021)          (0.009)            0.000
  Distributions from capital                                 0.000            0.000            0.000             0.000
                                                        ----------       ----------       ----------        ----------
Total distributions                                         (0.050)          (0.026)          (0.013)           (0.004)
                                                        ----------       ----------       ----------        ----------
Net increase (decrease) in net asset value                  (0.156)          (0.106)           0.246             0.186
Net asset value, end of period                          $    1.170       $    1.326       $    1.432        $    1.186
                                                        ==========       ==========       ==========        ==========
TOTAL RETURN                                                 (8.02%)          (5.64%)          21.82%            19.05%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $  416,013       $  379,905       $  201,857        $   25,312
Ratio of expenses to average net assets                       0.79%            0.79%            0.82%             0.28%(c),(d)
Ratio of net investment income (loss) to
   average net assets                                         0.54%            0.41%            0.63%             1.42%(c),(d)

Portfolio turnover rate                                       85.0%(e)         72.8%(e)         53.8%(e)          29.6%(e)

(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.
(b)  Not annualized.
(c)  Annualized.
(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

                                                                       CLASS IA -- PERIOD ENDED:
                                                                       -------------------------
                                                   12/31/02      12/31/01      12/31/00       12/31/99       12/31/98
                                                  ----------    ----------    -----------    ----------     ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $    40.66    $     45.14    $     41.09    $    36.64
Net investment income (loss)                                            --          (0.03)         (0.05)         0.09
Net realized and unrealized gain (loss) on
   investments                                                       (9.21)          2.99          17.42          6.40
                                                                ----------    -----------    -----------    ----------
Total from investment operations                                     (9.21)          2.96          17.37          6.49
Less distributions:
  Dividends from net investment income                                  --             --          (0.09)        (0.13)
  Distributions from net realized gain on
   investments                                                       (8.79)         (7.44)        (13.23)        (1.91)
  Distributions from capital                                            --             --             --            --
                                                                ----------    -----------    -----------    ----------
Total distributions                                                  (8.79)         (7.44)        (13.32)        (2.04)
                                                                ----------    -----------    -----------    ----------
Net increase (decrease) in net asset value                          (18.00)         (4.48)          4.05          4.45
Net asset value, end of period                                  $    22.66    $     40.66    $     45.14    $    41.09
                                                                ==========    ===========    ===========    ==========
TOTAL RETURN                                                        (22.85%)         3.99%         55.17%        19.01%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $  755,068    $ 1,063,005    $ 1,044,728    $  762,354
Ratio of expenses to average net assets                               0.65%          0.64%          0.66%         0.65%
Ratio of net investment income (loss) to average
   net assets                                                        (0.01%)        (0.08%)        (0.18%)        0.21%
Portfolio turnover rate                                                228%           120%           175%          106%

HARTFORD HIGH YIELD HLS FUND

                                                                     CLASS IA -- PERIOD ENDED:
                                                                     -------------------------
                                                  12/31/02    12/31/01        12/31/00        12/31/99      9/30/98-12/31/98(a)
                                                 ----------  ---------       ---------       ---------      -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $   0.939       $   1.005       $   1.017       $   1.000
Net investment income (loss)                                     0.078           0.078           0.060           0.019
Net realized and unrealized gain (loss) on
  investments                                                   (0.056)         (0.068)         (0.013)          0.017
                                                             ---------       ---------       ---------       ---------
Total from investment operations                                 0.022           0.010           0.047           0.036
Less distributions:
  Dividends from net investment income                          (0.001)         (0.076)         (0.059)         (0.019)
  Distributions from net realized gain on
    investments                                                  0.000           0.000           0.000           0.000
  Distributions from capital                                     0.000           0.000           0.000           0.000
                                                             ---------       ---------       ---------       ---------
Total distributions                                             (0.001)         (0.076)         (0.059)         (0.019)
                                                             ---------       ---------       ---------       ---------
Net increase (decrease) in net asset value                       0.021          (0.066)         (0.012)          0.017
Net asset value, end of period                               $   0.960       $   0.939       $   1.005       $   1.017
                                                             =========       =========       =========       =========
TOTAL RETURN                                                      2.69%           1.03%           4.70%           3.59%(b),(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $ 127,044       $  66,104       $  52,731       $  14,482
Ratio of expenses to average net assets                           0.81%           0.81%           0.72%           0.35%(c),(d)
Ratio of net investment income (loss) to
  average net assets                                              9.70%           9.15%           8.36%           8.04%(c),(d)
Portfolio turnover rate                                           63.0%(f)        69.4%(f)        46.9%(f)        15.4%(f)
Current Yield(e)                                                 10.89%          10.75%           9.65%           8.90%

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998
(b)  Not annualized.
(c)  Annualized.
(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
(f) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INDEX HLS FUND

                                                                      CLASS IA -- PERIOD ENDED:
                                                                      -------------------------
                                              12/31/02      12/31/01           12/31/00           12/31/99           12/31/98
                                            ------------  ------------       ------------       ------------       ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $      3.725       $      4.189       $      3.570       $      2.878
Net investment income (loss)                                     0.031              0.030              0.034              0.032
Net realized and unrealized gain (loss) on                      (0.488)            (0.424)             0.685              0.759
   investments
                                                          ------------       ------------       ------------       ------------
Total from investment operations                                (0.457)            (0.394)             0.719              0.791
Less distributions:
  Dividends from net investment income                          (0.029)            (0.031)            (0.040)            (0.027)
  Distributions from net realized gain on
   investments                                                  (0.059)            (0.039)            (0.060)            (0.072)

  Distributions from capital                                     0.000              0.000              0.000              0.000
                                                          ------------       ------------       ------------       ------------
Total distributions                                             (0.088)            (0.070)            (0.100)            (0.099)
                                                          ============       ============       ============       ============
Net increase (decrease) in net asset value                      (0.545)            (0.464)             0.619              0.692
Net asset value, end of period                            $      3.180       $      3.725       $      4.189       $      3.570
                                                          ============       ============       ============       ============
TOTAL RETURN                                                    (12.31%)            (9.50%)            20.49%             28.06%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  1,976,361       $  2,387,000       $  2,581,436       $  1,846,117
Ratio of expenses to average net assets                           0.43%              0.43%              0.43%              0.40%
Ratio of net investment income (loss) to
average  net assets                                               0.91%              0.75%              0.95%              1.21%

Portfolio turnover rate                                            5.2%(a)            6.7%(a)            2.8%(a)            4.5%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

                                                                          CLASS IA -- PERIOD ENDED:
                                                                          -------------------------
                                                   12/31/02     12/31/01          12/31/00          12/31/99          12/31/98
                                                 -----------  ------------      ------------      ------------      ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                     $      1.364      $      1.876      $      1.355      $      1.294
     Net investment income (loss)                                    0.012             0.018             0.019             0.021
     Net realized and unrealized gain (loss) on
     investments                                                    (0.264)           (0.314)            0.520             0.147
                                                              ------------      ------------      ------------      ------------
     Total from investment operations                               (0.252)           (0.296)            0.539             0.168
     Less distributions:
          Dividends from net investment income                      (0.001)           (0.023)           (0.018)           (0.019)
          Distributions from net realized
            gain on investments                                     (0.161)           (0.193)            0.000            (0.088)
          Distributions from capital                                 0.000             0.000             0.000             0.000
                                                              ------------      ------------      ------------      ------------
     Total distributions                                            (0.162)           (0.216)           (0.018)           (0.107)
                                                              ------------      ------------      ------------      ------------
     Net increase (decrease) in net asset value                     (0.414)           (0.512)            0.521             0.061
     Net asset value, end of period                           $      0.950      $      1.364      $      1.876      $      1.355
                                                              ============      ============      ============      ============
     TOTAL RETURN                                                   (18.73%)          (17.10%)           39.86%            13.16%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                 $    941,934      $  1,326,609      $  1,574,836      $  1,196,694
     Ratio of expenses to average net assets                          0.81%             0.78%             0.78%             0.77%
     Ratio of net  investment  income (loss) to
       average net assets                                             1.10%             1.16%             1.20%             1.51%
     Portfolio turnover rate                                         143.8%(a)         158.8%(a)         133.2%(a)         157.4%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL STOCK HLS FUND

                                                                      CLASS IA -- PERIOD ENDED:
                                                                      -------------------------
                                                  12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                                 ----------    ----------    ----------    ----------    ----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                      $    15.07    $    17.94    $    14.48         13.36
     Net investment income (loss)                                    0.11          0.06          0.18          0.15
                                                               ----------    ----------    ----------    ----------
     Net realized and unrealized gain (loss) on
       investments                                                  (3.62)        (1.78)         3.30          2.03
     Total from investment operations                               (3.51)        (1.72)         3.48          2.18
     Less distributions:
       Dividends from net investment income                            --         (0.47)        (0.01)        (0.26)
       Distributions from net realized gain on
         investments                                                (1.13)        (0.68)        (0.01)        (0.80)
       Distributions from capital                                      --            --            --            --
                                                               ----------    ----------    ----------    ----------
     Total distributions                                            (1.13)        (1.15)        (0.02)        (1.06)
                                                               ----------    ----------    ----------    ----------
     Net increase (decrease) in net asset value                     (4.64)        (2.87)         3.46          1.12
     Net asset value, end of period                            $    10.43    $    15.07    $    17.94    $    14.48
                                                               ==========    ==========    ==========    ==========
     TOTAL RETURN                                                  (24.17%)       (9.79%)       23.99%        16.47%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                  $  105,313    $  149,229    $  143,969    $  103,056
     Ratio of expenses to average net assets                         0.94%         0.93%         0.94%         0.94%
     Ratio of net investment income (loss) to
       average net assets                                            0.89%         0.85%         1.26%         1.20%
     Portfolio turnover rate                                           58%           44%           29%           44%

HARTFORD LARGE CAP GROWTH HLS FUND

                                                                       CLASS IA -- PERIOD ENDED:
                                                                       -------------------------
                                                  12/31/02    12/31/01    12/31/00    12/31/99      12/31/98(b)
                                                  --------    --------    --------    --------    ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $  11.86    $  15.05    $  12.04    $  10.16
Net investment income (loss)                                     (0.01)      (0.03)      (0.01)         --
Net realized and unrealized gain (loss) on
  investments                                                    (1.76)      (2.59)       3.28        1.88
                                                              --------    --------    --------    --------
Total from investment operations                                 (1.77)      (2.62)       3.27        1.88
Less distributions:
  Dividends from net investment income                              --          --          --          --
  Distributions from net realized gain on
    investments                                                     --       (0.57)      (0.26)         --
  Distributions from capital                                        --          --          --          --
                                                              --------    --------    --------    --------
Total distributions                                                 --       (0.57)      (0.26)         --
                                                              --------    --------    --------    --------
Net increase (decrease) in net asset value                       (1.77)      (3.19)       3.01        1.88
Net asset value, end of period                                $  10.09    $  11.86    $  15.05    $  12.04
                                                              ========    ========    ========    ========
TOTAL RETURN                                                    (14.89%)    (17.95%)     27.22%      18.61%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $ 86,475    $ 98,814    $ 87,061    $ 19,121
Ratio of expenses to average net assets                           0.95%       0.96%       0.97%       1.25%(a),(c)
Ratio of net investment income (loss) to average
  net assets                                                     (0.11%)     (0.27%)     (0.09%)      0.03%(a),(c)
Portfolio turnover rate                                             77%         68%         50%         36%

(a)  Annualized.
(b) For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.
(c) HL Advisors has voluntarily undertaken to limit annual expenses for the fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.27% and 0.01%, respectively.

HARTFORD MID CAP STOCK HLS FUND

                                                                   CLASS IA -- PERIOD ENDED:
                                                                   -------------------------
                                             12/31/02     12/31/01     12/31/00     12/31/99       12/31/98(b)
                                            ---------    ---------    ---------    ---------    -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $   10.31    $   10.68    $    9.64    $    9.94
Net investment income (loss)                                  0.01         0.02         0.01         0.02
Net realized and unrealized gain (loss)
  on investments                                             (0.44)        0.93         1.04        (0.30)
                                                         ---------    ---------    ---------    ---------
Total from investment operations                             (0.43)        0.95         1.05        (0.28)
Less distributions:
  Dividends from net investment income                       (0.01)       (0.02)       (0.01)       (0.02)
  Distributions from net realized gain
    on investments                                           (0.02)       (1.30)          --           --
  Distributions from capital                                    --           --           --           --
                                                         ---------    ---------    ---------    ---------
Total distributions                                          (0.03)       (1.32)       (0.01)       (0.02)
                                                         ---------    ---------    ---------    ---------
Net increase (decrease) in net asset value                   (0.46)       (0.37)        1.04        (0.30)
Net asset value, end of period                           $    9.85    $   10.31    $   10.68    $    9.64
                                                         =========    =========    =========    =========
TOTAL RETURN                                                 (4.17%)       8.71%       10.97%       (2.89%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                 $  46,758    $  37,767    $  24,800    $  12,995
Ratio of expenses to average net assets                       1.02%        1.05%        1.18%        1.25%(a),(c)
Ratio of net investment income (loss) to
  average net assets                                          0.07%        0.18%        0.15%        0.19%(a),(c)
Portfolio turnover rate                                         79%         123%          73%          66%

(a)  Annualized.
(b) For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.
(c) HL Advisors has voluntarily undertaken to limit annual expenses for the fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.40% and 0.04%, respectively.

HARTFORD MONEY MARKET HLS FUND

                                                                       CLASS IA -- PERIOD ENDED:
                                                                       -------------------------
                                                12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                              ------------    ------------    ------------    ------------    ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                     $      1.000    $      1.000    $      1.000    $      1.000
     Net investment income (loss)                                    0.038           0.059           0.070           0.051
     Net realized and unrealized gain
       (loss) on investments                                         0.000           0.000           0.000           0.000
                                                              ------------    ------------    ------------    ------------
     Total from investment operations                                0.038           0.059           0.070           0.051
     Less distributions:
       Dividends from net investment income                         (0.038)         (0.059)         (0.070)         (0.051)
       Distributions from net realized
         gain on investments                                         0.000           0.000           0.000           0.000
       Return of capital                                             0.000           0.000           0.000           0.000
                                                              ------------    ------------    ------------    ------------
     Total from distributions                                       (0.038)         (0.059)         (0.070)         (0.051)
                                                              ------------    ------------    ------------    ------------
     Net increase (decrease) in net
       asset value                                                   0.000           0.000           0.000           0.000
     Net asset value, end of period                           $      1.000    $      1.000    $      1.000    $      1.000
                                                              ============    ============    ============    ============
     TOTAL RETURN                                                     3.87%           6.10%           4.89%           5.25%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period
       (in thousands)                                         $  1,867,520    $  1,242,275    $  1,257,436    $    872,486
     Ratio of expenses to average net assets                          0.48%           0.48%           0.47%           0.45%
     Ratio of net investment income
       (loss) to average net assets                                   3.58%           5.91%           4.81%           5.12%
     Portfolio turnover rate                                            --              --              --              --
     Current Yield(a)                                                 1.80%           6.20%           5.34%           4.79%
     Effective Yield(a)                                               1.82%           6.39%           5.49%           4.90%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD MULTISECTOR BOND HLS FUND

                                                                  CLASS IA -- PERIOD ENDED:
                                                                  -------------------------
                                                 12/31/02    12/31/01    12/31/00(a)   12/31/99    12/31/98
                                                 --------    --------    --------      --------    --------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $  10.50    $  10.26      $  11.56    $  10.65
     Net investment income (loss)                                0.66        0.65          0.57        0.30
     Net realized and unrealized gain (loss) on
       investments                                              (0.07)      (0.21)        (1.44)       1.13
                                                             --------    --------      --------    --------
     Total from investment operations                            0.59        0.44         (0.87)       1.43
     Less distributions:
       Dividends from net investment income                        --       (0.20)        (0.35)      (0.19)
       Distributions from net realized gain on
         investments                                               --          --         (0.08)      (0.33)
       Distributions from capital                                  --          --            --          --
                                                             --------    --------      --------    --------
     Total distributions                                           --       (0.20)        (0.43)      (0.52)
                                                             --------    --------      --------    --------
     Net increase (decrease) in net asset value                  0.59        0.24         (1.30)       0.91
     Net asset value, end of period                          $  11.09    $  10.50      $  10.26    $  11.56
                                                             ========    ========      ========    ========
     TOTAL RETURN                                                5.58%       4.27%        (7.53%)     13.49%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                $ 30,648    $ 23,300      $ 24,926    $ 24,659
     Ratio of expenses to average net assets                     0.86%       0.94%         0.90%       0.88%
     Ratio of net investment income (loss) to
       average net assets                                        6.54%       6.22%         3.83%       4.19%
     Portfolio turnover rate                                       73%        284%          194%        190%

(a) On March 15, 2000, the fund, formerly known as Fortis Global Bond Series, changed its investment objective in conjunction with a change in sub-adviser. As Fortis Global Bond Series, the fund invested principally in high quality U.S. and foreign government and corporate fixed income securities. The new investment objective of the fund is to invest in U.S. and foreign government obligations and fixed rate corporate debt, including investment and non-investment grade bonds. The fund's sub-adviser changed from Mercury Asset Management International, Ltd. to A I M Capital Management, Inc. on March 15, 2000.

HARTFORD SMALL CAP VALUE HLS FUND

                                                                    CLASS IA -- PERIOD ENDED:
                                                                    -------------------------
                                                  12/31/02     12/31/01      12/31/00      12/31/99     12/31/98(b)
                                                 ----------   ----------    ----------    ----------    -----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                     $    11.74    $    10.20    $     9.28    $      9.96
     Net investment income (loss)                                   0.13          0.17          0.12           0.07
     Net realized and unrealized gain (loss)
       on investments                                               2.33          2.54          1.27          (0.62)
                                                              ----------    ----------    ----------    -----------
     Total from investment operations                               2.46          2.71          1.39          (0.55)
     Less distributions:
       Dividends from net investment income                           --         (0.17)        (0.11)         (0.07)
       Distributions from net realized gain
         on investments                                               --         (1.00)        (0.36)         (0.06)
       Distributions from capital                                     --            --            --             --
                                                              ----------    ----------    ----------    -----------
     Total distributions                                              --         (1.17)        (0.47)         (0.13)
                                                              ----------    ----------    ----------    -----------
     Net increase (decrease) in net asset value                     2.46          1.54          0.92          (0.68)
     Net asset value, end of period                           $    14.20    $    11.74    $    10.20    $      9.28
                                                              ==========    ==========    ==========    ===========
     TOTAL RETURN                                                  21.01%        27.00%        15.34%         (5.48%)
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                 $  108,672    $   58,027    $   39,171    $    16,503
     Ratio of expenses to average net assets                        0.96%         1.03%         1.04%          1.24%(a)
     Ratio of net investment income (loss) to
       average net assets                                           1.19%         1.71%         1.57%          1.56%(a)
     Portfolio turnover rate                                          49%           90%           68%            57%

(a)  Annualized.
(b) For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.

HARTFORD SMALLCAP GROWTH HLS FUND

                                                                  CLASS IA -- PERIOD ENDED:
                                                                  -------------------------
                                              12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                             ----------    ----------    ----------    ----------    ----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                  $    23.73    $    33.79    $    16.70    $    13.81
     Net investment income (loss)                                  --            --         (0.04)         0.01
     Net realized and unrealized gain
      (loss) on investments                                     (4.91)        (3.06)        17.86          2.91
                                                           ----------    ----------    ----------    ----------
     Total from investment operations                           (4.91)        (3.06)        17.82          2.92
     Less distributions:
       Dividends from net investment income                        --            --         (0.01)        (0.03)
       Distributions from net realized
         gain on investments                                    (2.38)        (7.00)        (0.72)           --
       Distributions from capital                                  --            --            --            --
                                                           ----------    ----------    ----------    ----------
     Total distributions                                        (2.38)        (7.00)        (0.73)        (0.03)
                                                           ----------    ----------    ----------    ----------
     Net increase (decrease) in net
       asset value                                              (7.29)       (10.06)        17.09          2.89
     Net asset value, end of period                        $    16.44    $    23.73    $    33.79    $    16.70
                                                           ==========    ==========    ==========    ==========
     TOTAL RETURN                                              (20.18%)      (15.08%)      109.25%        21.17%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period
       (in thousands)                                      $  272,272    $  352,615    $  333,158    $  149,860
     Ratio of expenses to average net
       assets                                                    0.68%         0.66%         0.72%         0.72%
     Ratio of net investment income
       (loss) to average net assets                             (0.02%)        0.01%        (0.22%)        0.06%
     Portfolio turnover rate                                      164%          160%          264%          135%

HARTFORD STOCK HLS FUND

                                                                      CLASS IA -- PERIOD ENDED:
                                                                      -------------------------
                                              12/31/02      12/31/01          12/31/00          12/31/99          12/31/98
                                             -----------   -----------       -----------       -----------       -----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                  $     5.880       $     7.147       $     6.562       $     5.123
     Net investment income (loss)                                0.041             0.039             0.050             0.051
     Net realized and unrealized gain
       (loss) on investments                                    (0.738)           (0.500)            1.143             1.622
                                                           -----------       -----------       -----------       -----------
     Total from investment operations                           (0.697)           (0.461)            1.193             1.673
     Less distributions:
       Dividends from net investment income                     (0.038)           (0.041)           (0.049)           (0.050)
       Distributions from net realized
         gain on investments                                    (0.405)           (0.765)           (0.559)           (0.184)
       Distributions from capital                                0.000             0.000             0.000             0.000
                                                           -----------       -----------       -----------       -----------
     Total distributions                                        (0.443)           (0.806)           (0.608)           (0.234)
                                                           -----------       -----------       -----------       -----------
     Net increase (decrease) in net asset
       value                                                    (1.140)           (1.267)            0.585             1.439
     Net asset value, end of period                        $     4.740       $     5.880       $     7.147       $     6.562
                                                           ===========       ===========       ===========       ===========
     TOTAL RETURN                                               (12.23%)           (7.04%)           19.78%            33.47%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period
       (in thousands)                                      $ 7,834,643       $ 9,590,018       $ 9,400,385       $ 7,183,046
     Ratio of expenses to average net
       assets                                                     0.49%             0.48%             0.48%             0.46%
     Ratio of net investment income
       (loss) to average net assets                               0.80%             0.64%             0.80%             0.95%
     Portfolio turnover rate                                      38.7%(a)          40.2%(a)          38.5%(a)          27.1%(a)

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

                                                                        CLASS IA -- PERIOD ENDED:
                                                                        -------------------------
                                                    12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                                   ----------    ----------    ----------    ----------    ----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                        $    10.59    $    10.13    $    10.93    $    10.68
     Net investment income (loss)                                      0.50          0.70          0.63          0.60
     Net realized and unrealized gain (loss) on
       investments                                                     0.28          0.46         (0.84)         0.34
                                                                 ----------    ----------    ----------    ----------
     Total from investment operations                                  0.78          1.16         (0.21)         0.94
     Less distributions:
       Dividends from net investment income                           (0.58)        (0.70)        (0.59)        (0.69)
       Distributions from net realized gain on
         investments                                                     --            --            --            --
       Distributions from capital                                        --            --            --            --
                                                                 ----------    ----------    ----------    ----------
     Total distributions                                              (0.58)        (0.70)        (0.59)        (0.69)
                                                                 ----------    ----------    ----------    ----------
     Net increase (decrease) in net asset value                        0.20          0.46         (0.80)         0.25
     Net asset value, end of period                              $    10.79    $    10.59    $    10.13    $    10.93
                                                                 ==========    ==========    ==========    ==========
     TOTAL RETURN                                                      7.50%        11.81%        (1.94%)        8.87%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                    $  174,333    $  141,415    $  138,658    $  152,672
     Ratio of expenses to average net assets                           0.51%         0.52%         0.52%         0.51%
     Ratio of net investment income (loss) to
       averagenet assets                                               5.55%         6.28%         5.64%         5.53%
     Portfolio turnover rate                                            155%          128%           97%          114%

HARTFORD VALUE OPPORTUNITIES HLS FUND

                                                                      CLASS IA -- PERIOD ENDED:
                                                                      -------------------------
                                                  12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                                                 ----------    ----------    ----------    ----------    ----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                      $    17.38    $    15.65    $    14.38    $    13.42
     Net investment income (loss)                                    0.08          0.14          0.13          0.16
     Net realized and unrealized gain (loss) on
       investments                                                  (0.48)         2.68          1.15          1.13
                                                               ----------    ----------    ----------    ----------
     Total from investment operations                               (0.40)         2.82          1.28          1.29
     Less distributions:
       Dividends from net investment income                         (0.11)        (0.13)           --         (0.16)
       Distributions from net realized gain on
         investments                                                (2.04)        (0.96)         (.01)        (0.17)
       Distributions from capital                                      --            --            --            --
                                                               ----------    ----------    ----------    ----------
     Total distributions                                            (2.15)        (1.09)         (.01)        (0.33)
                                                               ----------    ----------    ----------    ----------
     Net increase (decrease) in net asset value                     (2.55)         1.73          1.27          0.96
     Net asset value, end of period                            $    14.83    $    17.38    $    15.65    $    14.38
                                                               ==========    ==========    ==========    ==========
     TOTAL RETURN                                                   (2.55%)       18.49%         8.96%         9.64%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                  $  130,567    $  111,590    $   94,583    $   87,604
     Ratio of expenses to average net assets                         0.73%         0.76%         0.78%         0.76%
     Ratio of net investment income (loss) to
       average net assets                                            0.68%         0.87%         0.85%         1.26%
     Portfolio turnover rate                                          147%          171%          211%          332%

   PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                               AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS


We value your trust.  We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect
PERSONAL INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION MEANS YOUR REQUEST FOR OUR PRODUCT OR SERVICE.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2002 have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                             811-08629
Hartford HLS Series Fund II, Inc.                                      811-04615

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                           HARTFORD ADVISERS HLS FUND
                             HARTFORD BOND HLS FUND
                     HARTFORD CAPITAL APPRECIATION HLS FUND
                      HARTFORD DIVIDEND AND GROWTH HLS FUND
                             HARTFORD FOCUS HLS FUND
                        HARTFORD GLOBAL ADVISERS HLS FUND
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
                            HARTFORD GROWTH HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD HIGH YIELD HLS FUND
                             HARTFORD INDEX HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                            HARTFORD MIDCAP HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                         HARTFORD MONEY MARKET HLS FUND
                      HARTFORD MORTGAGE SECURITIES HLS FUND
                         HARTFORD SMALL COMPANY HLS FUND
                             HARTFORD STOCK HLS FUND
                             HARTFORD VALUE HLS FUND

                        HARTFORD HLS SERIES FUND II, INC.
                                   INCLUDING:
                     HARTFORD GROWTH OPPORTUNITIES HLS FUND
                        HARTFORD SMALLCAP GROWTH HLS FUND
                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                      HARTFORD VALUE OPPORTUNITIES HLS FUND

                          CLASS IA and CLASS IB SHARES

     This combined Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund in question. The Funds' audited financial statements as of December 31, 2002 appearing in the Annual Reports to Shareholders of each of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., as applicable, are incorporated herein by reference. A free copy of each Annual Report and each prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectuses:  May __, 2003
Date of Statement of Additional Information:  May __, 2003

TABLE OF CONTENTS                                                   PAGE
GENERAL INFORMATION                                                    1

INVESTMENT OBJECTIVES AND POLICIES                                     2

HLS FUND MANAGEMENT                                                   18

INVESTMENT MANAGEMENT ARRANGEMENTS                                    29

PORTFOLIO TRANSACTIONS AND BROKERAGE                                  37

HLS FUND EXPENSES                                                     40

HLS FUND ADMINISTRATION                                               40

DISTRIBUTION ARRANGEMENTS                                             41

PURCHASE AND REDEMPTION OF SHARES                                     43

SUSPENSION OF REDEMPTIONS                                             43

DETERMINATION OF NET ASSET VALUE                                      43

OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS                         44

INVESTMENT PERFORMANCE                                                45

TAXES                                                                 54

CUSTODIAN                                                             57

TRANSFER AGENT                                                        57

DISTRIBUTOR                                                           57

INDEPENDENT PUBLIC ACCOUNTANTS                                        57

OTHER INFORMATION                                                     58

FINANCIAL STATEMENTS                                                  59


APPENDIX                                                             A-1

                               GENERAL INFORMATION

     This SAI relates to twenty-nine mutual funds (each an "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies and for certain qualified retirement plans. Each HLS Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to each HLS Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. In addition, Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO(R)"), an affiliate of HL Advisors, are sub-advisers to certain of the HLS Funds and provide the day-to-day investment management of the HLS Funds. HIMCO is a wholly owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

     Each HLS Fund, except Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund, is an investment portfolio (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each of Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund was originally organized as a separate Maryland corporation registered with the SEC as an open-end management investment company. On August 28, 2002 each of these funds reorganized as an investment portfolio (series) of Hartford Series Fund, Inc. Prior to their reorganizations, these Funds were named, respectively, as follows: Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Global Advisers HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Small Company HLS Fund, Inc. and Hartford Stock HLS Fund, Inc. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

     Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund are investment portfolios (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (together with Hartford Series Fund, Inc., the "Companies" and each, a "Company") registered with the SEC as an open-end management investment company. Hartford HLS Series Fund II, Inc. was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002 Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Funds were named, respectively, as follows:
Fortis Growth Stock Series (now Hartford Growth Opportunities HLS Fund), Fortis Aggressive Growth Series (now Hartford SmallCap Growth HLS Fund), Fortis U.S. Government Securities Series (now Hartford U.S. Government Securities HLS Fund) and Fortis Value Series (now Hartford Value Opportunities HLS Fund). Hartford HLS Series Fund II, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

     Each HLS Fund is a diversified fund, other than the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, which are non-diversified funds.

     The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes. A reference to the "board of directors" shall refer to the board of directors of the corporation in question (or, as the case may be, to the board of directors of the corporation of which the fund in question is a series).

     In this SAI the HLS Funds that are series of Hartford HLS Series Fund II, Inc. are sometimes collectively referred to as the "New Hartford HLS Funds." Each of the other HLS Funds are sometimes collectively referred to as the "Hartford HLS Funds."

     The year of each HLS Fund's organization is as follows:

Stock HLS Fund*                                            1977
Bond HLS Fund*                                             1977
Money Market HLS Fund*                                     1980
Advisers HLS Fund*                                         1983
Capital Appreciation HLS Fund*                             1983
Mortgage Securities HLS Fund*                              1985
Index HLS Fund*                                            1987
Growth Opportunities HLS Fund**                            1987
U.S. Government Securities HLS Fund**                      1987
SmallCap Growth HLS Fund**                                 1994
International Opportunities HLS Fund*                      1990
Dividend and Growth HLS Fund*                              1994
Global Advisers HLS Fund*                                  1995
Small Company HLS Fund*                                    1996
Value Opportunities HLS Fund**                             1996
MidCap HLS Fund*                                           1997
Global Leaders HLS Fund                                    1998
Growth and Income HLS Fund                                 1998
High Yield HLS Fund                                        1998
Global Health HLS Fund                                     2000
Global Technology HLS Fund                                 2000
Global Communications HLS Fund                             2000
Global Financial Services HLS Fund                         2000
Growth HLS Fund                                            2000
Focus HLS Fund                                             2000
International Capital Appreciation HLS Fund                2001
International Small Company HLS Fund                       2001
Value HLS Fund                                             2001
MidCap Value HLS Fund                                      2001

* Prior to their reorganization as a series of a Maryland corporation on August 28, 2002, these funds were each organized as a separate Maryland corporation, as stated above.

** Prior to their reorganization as a series of a Maryland corporation on April 30, 2002, these funds were organized as a series of a Minnesota corporation, as stated above.

                       INVESTMENT OBJECTIVES AND POLICIES

     Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.   FUNDAMENTAL RESTRICTIONS OF THE HLS FUNDS

     Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of an HLS Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of an HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.

     Each HLS Fund, other than the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, has elected to be classified as a diversified series of an open-end management investment company. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

     A non-diversified fund, such as the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

     The investment objectives and principal investment strategies of the HLS Funds are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the HLS Funds followed by certain non-fundamental restrictions and policies applicable to the HLS Funds.

     1. Each HLS Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     2. Each HLS Fund (except Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund) will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. Global Communications HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media.

     4. Global Financial Services HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance.

     5. Global Health HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products, and health services.

     6. Global Technology HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, commercial services and supplies, electronics, and communication equipment.

     7. Each HLS Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     8. Each HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     9. Each HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     10. Each HLS Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

     The investment objective of each HLS Fund is non-fundamental and may be changed without a shareholder vote.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HLS FUNDS

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

     Each HLS Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that an HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by an HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of the HLS Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the HLS Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

     4.   Sell securities short except for short sales against the box.

     5. Invest more than 20% of the value of its total assets in the securities of foreign issuers (30% for High Yield HLS Fund and Bond HLS Fund) and non-dollar securities (10% for High Yield HLS Fund and Bond HLS Fund). This policy does not apply to the Money Market HLS Fund or to Funds with the words GLOBAL or INTERNATIONAL in their name.

     6. Except for Money Market HLS Fund, invest more than 15% of the HLS Fund's net assets in illiquid securities (10% for Money Market HLS Fund).

     7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the HLS Fund's total assets.

     SmallCap Growth HLS Fund, Growth Opportunities HLS Fund, and Value Opportunities HLS Fund may not enter into any options, futures or forward contract transactions if immediately thereafter (a) the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the HLS Fund would exceed 5% of the value of the total assets of the HLS Fund or (b) the HLS Fund's assets covering, subject to, or committed to all options, futures, and forward contracts would exceed 20% of the value of the total assets of the HLS Fund. (This restriction does not apply to securities purchases on a when-issued, delayed delivery or forward commitment basis.)

C.   NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HLS FUNDS

     Each HLS Fund must:

     1. Maintain its assets so that, at the close of each quarter of its taxable year,

          (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and

          (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

     These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the applicable board of directors to the extent appropriate in light of changes to applicable tax law requirements.

     2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

          (a) no more than 55% of the value of the assets in the HLS Fund is represented by any one investment,

          (b) no more than 70% of the value of the assets in the HLS Fund is represented by any two investments,

          (c) no more than 80% of the value of the assets in the HLS Fund is represented by any three investments, and

          (d) no more than 90% of the value of the total assets of the HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

     The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Fund's prospectus. A further description of certain investment strategies of each HLS Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

     Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the HLS Funds may engage or a financial instrument which the HLS Funds may purchase are meant to describe the spectrum of investments that an HLS Fund's subadviser, in its discretion, might, but is not required to, use in managing the HLS Fund's portfolio assets in accordance with the HLS Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more HLS Funds, but not necessarily for all HLS Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market HLS Fund, which may hold cash and invest in money market instruments at any time, all other HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HL Advisors. The HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

     Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

     Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's board of directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

     HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, an HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If an HLS Fund has not perfected a security interest in the security, the HLS Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the HLS Fund could lose some or all of the principal and interest involved in the transaction.

     REVERSE REPURCHASE AGREEMENTS Each HLS Fund, except the Index HLS Fund, may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value.

     INFLATION-PROTECTED DEBT SECURITIES Each HLS Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The HLS Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

     The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

     INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that an HLS Fund invests in higher-grade securities, the HLS Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

     HIGH YIELD-HIGH RISK SECURITIES The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (E.G., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. International Small Company HLS Fund is permitted to invest up to 15% of its total assets in fixed income securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, Inc. or of comparable quality if not rated. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of its total assets will be invested in securities rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by HIMCO. Each of the other HLS Funds, except the Index HLS Fund, Money Market HLS Fund and U.S. Government Securities HLS Fund, is permitted to invest up to 5%, and the Global Advisers HLS Fund is permitted to invest up to 15%, of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated.

     Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+," "BB" and "BB-." If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of an HLS Fund's shares.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which an HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

     CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

     ASSET-BACKED SECURITIES Each HLS Fund, except the Index HLS Fund, may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     INVERSE FLOATERS. The Global Advisers HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. These HLS Funds could lose money and their net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

     EQUITY SECURITIES Each HLS Fund, except the Bond HLS Fund and High Yield HLS Fund as described below, and except the Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

     The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on an HLS Fund's performance depends on a variety of factors, including the number of IPOs the HLS Fund invests in relative to the size of the HLS Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As an HLS Fund's asset base increases, IPOs often have a diminished effect on such HLS Fund's performance.

     SMALL CAPITALIZATION SECURITIES Each HLS Fund, except the Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

     Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or

Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

     HLS Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, debt or equity-linked notes ("LNs") and similar linked securities (e.g., zero-strike warrants), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. An HLS Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

     The Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Focus HLS Fund, Growth HLS Fund, Growth and Income HLS Fund, Growth Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund may invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Global Advisers HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest all of their assets in the securities of foreign issuers and non-dollar securities. Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

     The Money Market HLS Fund may invest up to 25% of its total assets (provided such assets are U.S. dollar denominated) and the Bond HLS Fund and High Yield HLS Fund are permitted to invest up to 30% of their total assets in the securities of foreign issuers. Each of the Bond HLS Fund and High Yield HLS Fund may also invest up to 10% of their total assets in non-dollar securities.

     The Global Leaders HLS Fund invests in at least five countries, one of which may be the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, these HLS Funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation HLS Fund invests in at least five countries; the International Small Company HLS Fund invests in at least ten; Global Advisers HLS Fund invests in at least three countries, one of which may be the United States.

     Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign government debt securities exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, certain of the HLS Funds may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS Each HLS Fund, except the Index HLS Fund, Money Market HLS Fund and Mortgage Securities HLS Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based ON the notional difference between or among two or more currencies. See "Swap Agreements" below.

     The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

     The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each HLS Fund, except the Money Market HLS Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase. For example, if an HLS Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if an HLS Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

     The HLS Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. The HLS Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The HLS Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     An HLS Fund may only write covered options. See "Asset Coverage" below.

     A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     Each HLS Fund (except the Money Market HLS Fund) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

     An HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

     An HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. An HLS Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

     The HLS Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with an HLS Fund's investment objectives and policies.

     The HLS Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. An HLS Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

     Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, an HLS Fund may have been in a better position had it not used such a strategy.

     SWAP AGREEMENTS Each HLS Fund, except the Index HLS Fund and Money Market HLS Fund, may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Each HLS Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows an HLS Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

     Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.

     The HLS Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will designate the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as applicable, believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

     ASSET SWAPS The Advisers HLS Fund, Global Advisers HLS Fund and Mortgage Securities HLS Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the HLS Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk, as described under "Swap Agreements," is the primary risk of asset swaps.

     ILLIQUID INVESTMENTS Each HLS Fund is permitted to invest in illiquid securities or other illiquid investments. An HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an HLS Fund's net asset value. An HLS Fund may not be able to sell illiquid securities or other investments when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on an HLS Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Each HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the respective Company's board of directors.

     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

     DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, Advisers HLS Fund, Bond HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may enter into "dollar rolls" in which an HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of HIMCO or Wellington Management, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an HLS Fund while remaining substantially fully invested increases the amount of the HLS Fund's assets that are subject to market risk to an amount that is greater than the HLS Fund's net asset value, which could result in increased volatility of the price of the HLS Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an HLS Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before an HLS Fund is able to purchase them, or an HLS Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, an HLS Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

     OTHER INVESTMENT COMPANIES Each HLS Fund, except the Index HLS Fund, is permitted to invest in other investment companies. The investment companies in which an HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, an HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the HLS Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the HLS Fund, or (3) more than 5% of the HLS Fund's total assets would be invested in any one such investment company.

     REITs Each HLS Fund, except U.S. Government Securities HLS Fund, may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, an HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the HLS Fund.

     Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

     LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", each of the HLS Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by each Companies' Board, the HLS Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective HLS Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by an HLS Fund is not more than 33.33% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

     ASSET COVERAGE To the extent required by SEC guidelines, an HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the HLS Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the HLS Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

     BORROWING Each HLS Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of an HLS Fund and will not be available for investment.

     PORTFOLIO TURNOVER The portfolio turnover rate for ______________________________________ was significantly higher in fiscal year
2002 than in fiscal year 2001 primarily because of _______________________.

                               HLS FUND MANAGEMENT

     Each Company has a board of directors who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Companies; in each instance, the first table relates to those directors who are deemed not to be "interested persons" of the Companies, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Companies' "interested" directors and its officers.

NON-INTERESTED DIRECTORS

                                                                                        NUMBER
                                                                                          OF
                                                                                      PORTFOLIOS
                            POSITION         TERM OF                                    IN FUND
                            HELD WITH      OFFICE* AND             PRINCIPAL            COMPLEX    OTHER
 NAME, AGE AND                EACH          LENGTH OF        OCCUPATION(S) DURING       OVERSEEN   DIRECTORSHIPS
    ADDRESS                 COMPANY        TIME SERVED          PAST 5 YEARS          BY DIRECTOR  HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN      Director      Since 1995(1)     Ms. Coleman has served        75       N/A
(age 70)                                  Since 2002(2)     as President of Saint
c/o St. Joseph College                                      Joseph College since
1678 Asylum Avenue                                          1991 and President of
West Hartford, CT 06117                                     Cashel House, Ltd.
                                                            (retail) since 1985.

DR. ROBERT M. GAVIN         Director      Since 2002(1)     Dr. Gavin is an               75       Dr. Gavin is a
(age 62)                                  Since 1986(2)     educational                            Director of
200 Hopmeadow Street                                        consultant.  Prior to                  Systems &
Simsbury, CT  06089                                         September 1, 2001, he                  Computer
                                                            was President of                       Technology
                                                            Cranbrook Education                    Corporation.
                                                            Community and prior to
                                                            July 1996 he was
                                                            President of Macalester
                                                            College, St. Paul, MN.

NON-INTERESTED DIRECTORS

                                                                                        NUMBER
                                                                                          OF
                                                                                      PORTFOLIOS
                            POSITION         TERM OF                                    IN FUND
                            HELD WITH      OFFICE* AND             PRINCIPAL            COMPLEX    OTHER
 NAME, AGE AND                EACH          LENGTH OF        OCCUPATION(S) DURING       OVERSEEN   DIRECTORSHIPS
    ADDRESS                 COMPANY        TIME SERVED          PAST 5 YEARS          BY DIRECTOR  HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
DUANE E. HILL               Director      Since 2001(1)     Mr. Hill is Partner           75       N/A
(age 57)                                  Since 2002(2)     Emeritus and a founding
200 Hopmeadow Street                                        partner of TSG Capital
Simsbury, CT 06089                                          Group, a private equity
                                                            investment firm that
                                                            serves as sponsor and
                                                            lead investor in
                                                            leveraged buyouts of
                                                            middle market
                                                            companies. Mr. Hill is
                                                            also a Partner of TSG
                                                            Ventures L.P., a
                                                            private equity
                                                            investment company that
                                                            invests primarily in
                                                            minority-owned small
                                                            businesses.

PHILLIP O. PETERSON         Director      Since 2002(1)     Mr. Peterson is a             75       N/A
(age 58)                                  Since 2000(2)     mutual fund industry
11155 Kane Trail                                            consultant.  He was a
Northfield, MN 55057                                        Partner of KPMG LLP,
                                                            until July, 1999.

MILLARD HANDLEY PRYOR,      Director      Since 1997(1)     Mr. Pryor has served as       75       Mr. Pryor is a Director
JR.                                       Since 2002(2)     Managing Director of                   of Infodata Systems, Inc.
(age 69)                                                    Pryor & Clark Company                  (software company), CompuDyne
80 Lamberton Road                                           (real estate                           Corporation (security products
Windsor, CT 06095                                           investment), Hartford,                 and services) and Corcap, Inc.
                                                            CT, since June, 1992.

JOHN KELLEY SPRINGER        Director      Since 1978(1)     Mr. Springer served as        75       N/A
(age 71)                                  Since 2002(2)     Chairman of MedSpan,
27 Birch Point Lane                                         Inc. (health
Sunapee, NH 03782                                           maintenance
                                                            organization) until
                                                            March 2002.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

(1)  For Hartford Series Fund, Inc.

(2)  For Hartford HLS Series Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                        NUMBER
                                                                                          OF
                                                                                      PORTFOLIOS
                                                 TERM OF                               IN FUND
                                POSITION       OFFICE* AND                             COMPLEX         OTHER
                                HELD WITH       LENGTH OF          PRINCIPAL          OVERSEEN     DIRECTORSHIPS
                                  EACH            TIME           OCCUPATION(S)           BY           HELD BY
 NAME, AGE AND ADDRESS          COMPANY          SERVED       DURING PAST 5 YEARS     DIRECTOR       DIRECTOR
-------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**         Chairman of     Since 2002     Mr. Marra is                75       Mr. Marra is a
(age 44)                       the Board and                  President and Chief                  member of the
P.O. Box 2999                  Director                       Operating Officer of                 Board of
Hartford, CT 06104-2999                                       Hartford Life, Inc.                  Directors of The
                                                              He is also a member                  Hartford
                                                              of the Board of                      Financial
                                                              Directors and a                      Services Group,
                                                              member of the Office                 Inc.
                                                              of the Chairman for
                                                              The Hartford
                                                              Financial Services
                                                              Group, Inc., the
                                                              parent company of
                                                              Hartford Life.  Named
                                                              President of Hartford
                                                              Life in 2001 and COO
                                                              in 2000, Mr. Marra
                                                              served as Director of
                                                              Hartford Life's
                                                              Investment Products
                                                              Division from 1998 to
                                                              2000.  He was head of
                                                              the company's
                                                              Individual Life and
                                                              Annuities Division
                                                              from 1994 to 1998
                                                              after being promoted
                                                              to Senior Vice
                                                              President in 1994 and
                                                              to Executive Vice
                                                              President in 1996.
                                                              Mr. Marra is also a
                                                              Managing Member and
                                                              President of HIFSCO
                                                              and HL Advisors.

OFFICERS AND INTERESTED DIRECTORS

                                                                                       NUMBER
                                                                                         OF
                                                                                      PORTFOLIOS
                                                 TERM OF                               IN FUND
                                POSITION       OFFICE* AND                             COMPLEX         OTHER
                                HELD WITH       LENGTH OF          PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                 EACH             TIME           OCCUPATION(S)           BY            HELD BY
 NAME, AGE AND ADDRESS          COMPANY          SERVED       DURING PAST 5 YEARS     DIRECTOR        DIRECTOR
-------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**          Director       Since 1996(1)  Mr. Smith served as        75         N/A
(age 63)                                       Since 2002(2)  Vice Chairman of
62 Little Stannard Beach Road                                 Hartford Financial
Westbrook, CT 06498                                           Services Group, Inc.
                                                              from February 1997
                                                              to January 2002,
                                                              as President and
                                                              Chief Executive
                                                              Officer of
                                                              Hartford Life,
                                                              Inc. from February
                                                              1997 to January
                                                              2002, and as
                                                              President and
                                                              Chief Operating
                                                              Officer of The
                                                              Hartford Life
                                                              Insurance
                                                              Companies from
                                                              January 1989 to
                                                              January 2002.

OFFICERS AND INTERESTED DIRECTORS

                                                                                       NUMBER
                                                                                         OF
                                                                                     PORTFOLIOS
                                                 TERM OF                               IN FUND
                                POSITION       OFFICE* AND                             COMPLEX          OTHER
                                HELD WITH      LENGTH OF           PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                  EACH            TIME           OCCUPATION(S)           BY             HELD BY
 NAME, AGE AND ADDRESS          COMPANY          SERVED       DURING PAST 5 YEARS     DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**         President and  Since 1999(1)  Mr. Znamierowski            51        N/A
(age 42)                        Director(+)    Since 2001(2)  currently serves as
55 Farmington Avenue                                          President of Hartford
Hartford, CT  06105                                           Investment Management
                                                              Company ("HIMCO");
                                                              Senior Vice
                                                              President and
                                                              Chief Investment
                                                              Officer for
                                                              Hartford Life
                                                              Insurance Company;
                                                              Senior Vice
                                                              President of
                                                              Hartford Life,
                                                              Inc.; Senior Vice
                                                              President and
                                                              Chief Investment
                                                              Officer of The
                                                              Hartford Financial
                                                              Services Group,
                                                              Inc. Mr.
                                                              Znamierowski is
                                                              also a Managing
                                                              Member and Senior
                                                              Vice President of
                                                              Hartford
                                                              Investment
                                                              Financial
                                                              Services, LLC
                                                              ("HIFSCO") and HL
                                                              Investment
                                                              Advisors, LLC ("HL
                                                              Advisors").

----------
(+) Mr. Znamierowski is a director of Hartford Series Fund, Inc. but is not a director of Hartford HLS Series Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                       NUMBER
                                                                                         OF
                                                                                     PORTFOLIOS
                                                 TERM OF                               IN FUND
                               POSITION        OFFICE* AND                             COMPLEX          OTHER
                               HELD WITH        LENGTH OF          PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                 EACH             TIME           OCCUPATION(S)           BY            HELD BY
 NAME, AGE AND ADDRESS         COMPANY           SERVED       DURING PAST 5 YEARS     DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE (age 43)      Vice President  Since 2000(1)  Mr. Joyce currently        N/A        N/A
P. O. Box 2999                                 Since 2001(2)  serves as Senior Vice
Hartford, CT 06104-2999                                       President and
                                                              Director of
                                                              Institutional
                                                              Products Group for
                                                              Hartford Life
                                                              Insurance Company.
                                                              Previously he served
                                                              as Vice President
                                                              (1997-1999) and
                                                              Assistant Vice
                                                              President (1994-1997)
                                                              of Hartford Life
                                                              Insurance Company.

DAVID N. LEVENSON (age 36)     Vice President  Since 2000(1)  Mr. Levenson serves         N/A       N/A
P.O. Box 2999                                  Since 2001(2)  as Senior Vice
Hartford, CT 06104-2999                                       President of the
                                                              Hartford Life
                                                              Insurance Company's
                                                              Retail Product
                                                              Management Group and
                                                              is responsible for
                                                              all retail product
                                                              management and
                                                              profitability.  Mr.
                                                              Levenson joined The
                                                              Hartford in 1995. Mr.
                                                              Levenson is also a
                                                              Senior Vice President
                                                              of HIFSCO.

OFFICERS AND INTERESTED DIRECTORS

                                                                                       NUMBER
                                                                                         OF
                                                                                      PORTFOLIOS
                                                 TERM OF                               IN FUND
                                POSITION       OFFICE* AND                             COMPLEX          OTHER
                                HELD WITH       LENGTH OF          PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                 EACH             TIME           OCCUPATION(S)           BY             HELD BY
 NAME, AGE AND ADDRESS          COMPANY          SERVED       DURING PAST 5 YEARS     DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS (age 40)       Vice            Since 2000(1)  Mr. Walters serves as   N/A           N/A
P.O. Box 2999                  President       Since 2001(2)  Executive Vice
Hartford, CT 06104-2999                                       President and
                                                              Director of the
                                                              Investment Products
                                                              Division of Hartford
                                                              Life Insurance
                                                              Company. Previously
                                                              Mr. Walters was with
                                                              First Union
                                                              Securities. Mr.
                                                              Walters is also a
                                                              Managing Member and
                                                              Executive Vice
                                                              President of HIFSCO
                                                              and HL Advisors.

ROBERT W. BELTZ, JR.           Vice President  Since 2002(1)  Mr. Beltz currently     N/A           N/A
(age 53)                                       Since 1993(2)  serves as Vice
500 Bielenberg Drive                                          President, Securities
Woodbury, Minnesota                                           Operations of
55125                                                         Hartford
                                                              Administrative
                                                              Services Company
                                                              ("HASCO").  He also
                                                              has served as
                                                              Assistant Vice
                                                              President of Hartford
                                                              Life Insurance
                                                              Company since
                                                              December 2001.

KEVIN J. CARR                  Vice            Since 1996(1)  Mr. Carr has served     N/A           N/A
(age 48)                       President and   Since 2001(2)  as Assistant General
55 Farmington Avenue           Secretary                      Counsel since 1999,
Hartford, CT 06105                                            Counsel since
                                                              November 1996 and
                                                              Associate Counsel
                                                              since November
                                                              1995, of The
                                                              Hartford Financial
                                                              Services Group,
                                                              Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                       NUMBER
                                                                                         OF
                                                                                      PORTFOLIOS
                                                 TERM OF                               IN FUND
                                POSITION       OFFICE* AND                             COMPLEX          OTHER
                                HELD WITH       LENGTH OF          PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                 EACH             TIME           OCCUPATION(S)           BY            HELD BY
 NAME, AGE AND ADDRESS          COMPANY          SERVED       DURING PAST 5 YEARS     DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.        Vice President  Since 2002     Mr. Davison is a        N/A           N/A
(age 45)                                                      Managing Director and
55 Farmington Avenue                                          Director of Funds
Hartford, CT 06105                                            Management Group of
                                                              Hartford Investment
                                                              Management Company.
                                                              Mr. Davison is also a
                                                              Vice President of
                                                              HIFSCO and HL
                                                              Advisors.

BRUCE FERRIS                   Vice President  Since 2002     Mr. Ferris serves as    N/A           N/A
(age 46)                                                      Vice President and
P.O. Box 2999                                                 Director of Sales and
Hartford, CT 06104-2999                                       Marketing in the
                                                              Investment Products
                                                              Division of Hartford
                                                              Life Insurance
                                                              Company.

TAMARA L. FAGELY               Vice President  Since 2002(1)  Ms. Fagely has served   N/A           N/A
(age 43)                                       Since 1993(2)  as Vice President of
500 Bielenberg Drive                                          Hartford
Woodbury, MN                                                  Administrative
55125                                                         Services Company
                                                              since 1998; prior to
                                                              1998, Second Vice
                                                              President of HASCO.
                                                              Ms. Fagely is also an
                                                              Assistant Vice
                                                              President of Hartford
                                                              Life Insurance
                                                              Company.

GEORGE RICHARD JAY             Vice            Since 1996(1)  Mr. Jay has served as   N/A           N/A
(age 50)                       President,      Since 2001(2)  Secretary and
P.O. Box 2999                  Controller                     Director, Life and
Hartford, CT 06104-2999        and Treasurer                  Equity Accounting and
                                                              Financial Control, of
                                                              Hartford Life
                                                              Insurance Company
                                                              since 1987.

OFFICERS AND INTERESTED DIRECTORS

                                                                                       NUMBER
                                                                                         OF
                                                                                      PORTFOLIOS
                                                 TERM OF                               IN FUND
                                POSITION       OFFICE* AND                             COMPLEX          OTHER
                                HELD WITH       LENGTH OF          PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                 EACH             TIME           OCCUPATION(S)           BY             HELD BY
 NAME, AGE AND ADDRESS          COMPANY          SERVED       DURING PAST 5 YEARS     DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                   Vice President  Since 2002     Mr. Johnson has         N/A          N/A
(age 41)                                                      served as Vice
P.O. Box 2999                                                 President and a
Hartford, CT 06104-2999                                       director of sales and
                                                              marketing in the
                                                              Investment Products
                                                              Division of Hartford
                                                              Life Insurance
                                                              Company since 1999.
                                                              Previously he was
                                                              with Guardian
                                                              Insurance Company in
                                                              New York, New York.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act, of each Company because of the person's affiliation with, or equity ownership of, HL Advisors, HIMCO, or affiliated companies.

(1) For Hartford Series Fund, Inc.

(2) For Hartford HLS Series Fund II, Inc.

     All directors and officers of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., except for David Znamierowski, are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being a director of Hartford Series Fund, Inc. and an officer of each Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex and an officer of three other registered investment companies in the fund complex.

STANDING COMMITTEES

     Each Board has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Companies. The Audit Committee (i) oversees the HLS Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the HLS Funds' financial statements and the independent audit thereof, and (iii) acts as a liaison between the HLS Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the applicable Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee met ______ times and _____ times, respectively, during the fiscal year ended December 31, 2002.

     The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
     NAME OF DIRECTOR                                  THE FUND                               COMPANIES
Winifred Ellen Coleman

Dr. Robert M. Gavin

Duane E. Hill

Thomas M. Marra

Phillip O. Peterson

Millard Handley Pryor, Jr.

Lowndes Andrew Smith

John Kelley Springer

David Mark Znamierowski(1)

     COMPENSATION OF OFFICERS AND DIRECTORS Neither Company pays salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the fees paid by each Company to the non-interested directors for the fiscal year ended December 31, 2002 and certain other information.

                                    Aggregate            Aggregate            Pension Or         Estimated      Total Compensation
                                Compensation From    Compensation From    Retirement Benefits      Annual       From the HLS Funds
                                 Hartford Series    Hartford HLS Series    Accrued As Part Of  Benefits Upon   And Fund Complex Paid
Name of Person, Position            Fund, Inc.         Fund II, Inc.        HLS Fund Expenses    Retirement        To Directors*
------------------------------------------------------------------------------------------------------------------------------------
Winifred E. Coleman, Director**

     ----------
     (1) Mr. Znamierowski is a director of Hartford Series Fund, Inc. but is not a director of Hartford HLS Series Fund II, Inc.

Allen R. Freedman, Director***

Dr. Robert M. Gavin, Director

Duane E. Hill, Director**

Jean L. King, Director***

William A. O'Neill, Director****

Phillip O. Peterson,
Director*****

Robb L. Prince, Director***

Millard H. Pryor, Director**

Leonard J. Santow, Director***

Noel F. Schenker, Director***

Dr. Lemma W. Senbet, Director***

Lowndes A. Smith, Director**

John K. Springer, Director**

          *As of December 31, 2002, five registered investment companies in the fund complex paid compensation to the directors.

          **Newly elected director of Hartford HLS Series Fund II, Inc. on July 19, 2002.

          ***Retired from the board of directors of Hartford HLS Series Fund II, Inc. in _________, 2002.

          ****Mr. O'Neill retired from the board of directors of Hartford Series Fund, Inc. in August 2002.

          *****Newly elected director of Hartford Series Fund, Inc. on July 19, 2002.

               [As of March 31, 2003, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each Hartford HLS Fund.]

               [As of March 31, 2003, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each New Hartford HLS Fund.]

               Each Company's Articles of Incorporation provide that the Company to the fullest extent permitted by Maryland law and the federal securities laws may indemnify the directors, officers and employees of the Company. The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     Each Company, on behalf of the relevant HLS Funds, has entered into an investment management agreement with HL Investment Advisors, LLC ("HL Advisors"). Each such agreement provides that HL Advisors, subject to the supervision and approval of the applicable Company's board of directors, is responsible for the management of the HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. The investment management agreements do not require HL Advisors to bear the costs of the HLS Funds' transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Administrative services provided by Hartford Life to the New Hartford HLS Funds are covered by the management fee paid by each New Hartford HLS Fund to HL Advisors under the applicable investment management agreement. Each Hartford HLS Fund pays a separate fee to Hartford Life for administrative services as discussed below under "HLS Fund Administration." Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, each HLS Fund pays for these services directly.

     HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Index HLS Fund, Mortgage Securities HLS Fund, Bond HLS Fund, High Yield HLS Fund, U. S. Government Securities HLS Fund and Money Market HLS Fund. With respect to the remaining HLS Funds, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

     Hartford HLS Series Fund II, Inc. has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new sub-advisers, with approval by the board of directors and without obtaining approval from those contract holders that participate in the applicable Fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

     The specific conditions of the exemptive order are as follows:

1. Before New Hartford HLS Funds may rely on the exemptive order, the operation of New Hartford HLS Funds under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. New Hartford HLS Funds must disclose in their prospectus the existence, substance and effect of the exemptive order. In addition, New Hartford HLS Funds must be held out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the sub-advisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new sub-adviser, the contract holders participating in the relevant Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of
     Schedule 14A under the 1934 Act, except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of New Hartford HLS Funds will be directors who are not "interested persons," as that term is defined in Section 2(a)(19) of the 1940 Act, of the company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a sub-adviser change is proposed for a New Hartford Fund with an affiliated sub-adviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the New Hartford Fund and the contract holders participating in that New Hartford Fund and does not involve a conflict of interest from which HL Advisors or the affiliated sub-adviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to New Hartford HLS Funds, including overall supervisory responsibility for the general management and investment of each New Hartford Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set each New Hartford Fund's overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of a New Hartford Fund's assets; (c) allocate and, when appropriate, reallocate a New Hartford Fund's assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant New Hartford Fund's investment objective, policies and restrictions.

8. No director or officer of New Hartford HLS Funds or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any sub-adviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9. New Hartford HLS Funds will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the New Hartford Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-HLS Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12. When a sub-adviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.

     As provided by the investment management agreements, the New Hartford HLS Funds each pay a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). The Hartford HLS Funds pay a monthly investment management fee to HL Advisors and an administration fee to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value as follows:

INDEX HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                           0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.775%
Next $250,000,000                       0.725%
Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%

GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.850%
Next $250,000,000                       0.800%
Amount Over $500,000,000                0.750%

U. S. GOVERNMENT SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.500%
Amount Over $50,000,000                 0.450%

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $100,000,000                      0.700%
Amount Over $100 million                0.600%

     HL Advisors, not any HLS Fund, pays the subadvisory fees of Wellington Management. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised HLS Funds. The sub-advisory fee rates are as follows:

BOND HLS FUND, INDEX HLS FUND, HIGH YIELD HLS FUND, MONEY MARKET HLS FUND, MORTGAGE SECURITIES HLS FUND AND U.S. GOVERNMENT SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                             At Cost

ADVISERS HLS FUND, DIVIDEND AND GROWTH HLS FUND, GROWTH AND INCOME HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.325%
Next $100,000,000                       0.250%
Next $350,000,000                       0.200%
Amount Over $500,000,000                0.150%

VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Next $500,000,000                       0.200%
Amount Over $ 1 Billion                 0.175%

FOCUS HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Amount Over $150,000,000                0.250%

CAPITAL APPRECIATION HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH HLS FUND, GROWTH OPPORTUNITIES HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND, MIDCAP VALUE HLS FUND, SMALL COMPANY HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.200%

INTERNATIONAL CAPITAL APPRECIATION HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%

Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.225%

GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND AND GLOBAL TECHNOLOGY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $100,000,000                      0.450%
Next $400,000,000                       0.350%
Amount Over $500,000,000                0.300%

INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.350%
Amount Over $150,000,000                0.275%

     For the last three fiscal years, each of the Hartford HLS Funds paid management fees to HL Advisors as follows:

HLS FUND NAME                                                   2002                2001                2000
-------------                                                   ----                ----                ----
Advisers HLS Fund                                                               $ 54,937,194       $ 59,648,251
Bond HLS Fund                                                                   $  3,846,892       $  2,929,792
Capital Appreciation HLS Fund                                                   $ 40,701,872       $ 40,698,579
Dividend and Growth HLS Fund                                                    $ 14,541,401       $ 13,783,433
Focus HLS Fund                                                                  $     96,456                 --
Global Advisers HLS Fund                                                        $  1,998,448       $  2,249,084
Global Communications HLS Fund                                                  $     56,091                 --
Global Financial Services HLS Fund                                              $     77,274                 --
Global Health HLS Fund                                                          $  1,133,055       $    264,930
Global Leaders HLS Fund                                                         $  2,976,819       $  2,499,273
Global Technology HLS Fund                                                      $    598,029       $    247,088
Growth HLS Fund                                                                           --                 --
Growth and Income HLS Fund                                                      $  2,361,947       $  1,876,333
High Yield HLS Fund                                                             $    695,691       $    322,313
Index HLS Fund                                                                  $  4,272,314       $  5,149,099
International Capital Appreciation HLS Fund                                     $     30,698                 --
International Opportunities HLS Fund                                            $  5,600,024       $  7,392,807
International Small Company HLS Fund                                            $     16,747                 --
MidCap HLS Fund                                                                 $  8,623,046       $  6,536,373
MidCap Value HLS Fund                                                           $    193,831                 --
Money Market HLS Fund                                                           $  4,213,058       $  2,870,381
Mortgage Securities HLS Fund                                                    $    930,210       $    781,479
Small Company HLS Fund                                                          $  4,137,136       $  5,105,364
Stock HLS Fund                                                                  $ 21,947,309       $ 23,920,310
Value HLS Fund                                                                  $     91,932                 --

     The New Hartford HLS Funds paid the following advisory fees to their previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:

HLS FUND NAME                                                     2002               2001               2000
-------------                                                     ----               ----               ----
Growth Opportunities HLS Fund                                                   $  4,993,584       $  7,027,245
SmallCap Growth HLS Fund                                                        $  1,740,870       $  2,584,793
U.S. Government Securities HLS Fund                                             $    732,467       $    616,505
Value Opportunities HLS Fund                                                    $    845,636       $    673,414

     For the last three fiscal years, HL Advisors paid the following sub-advisory fees to Wellington Management:

FUND NAME                                                      GROSS FEES        FEE WAIVER           NET PAID
---------                                                      ----------        ----------           --------
                                                                                    2002
                                                                                    ----
Advisers HLS Fund
Capital Appreciation HLS Fund
Dividend and Growth HLS Fund
Focus HLS Fund
Global Advisers HLS Fund
Global Communications HLS Fund
Global Financial Services HLS Fund
Global Health HLS Fund
Global Leaders HLS Fund
Global Technology HLS Fund
Growth HLS Fund(1)
Growth and Income HLS Fund
Growth Opportunities HLS Fund
International Capital Appreciation HLS Fund
International Opportunities HLS Fund
International Small Company HLS Fund
MidCap HLS Fund
MidCap Value HLS Fund
Small Company HLS Fund
SmallCap Growth HLS Fund
Stock HLS Fund
Value HLS Fund
Value Opportunities HLS Fund

(1)  For the period April 30, 2002 to December 31, 2002.

FUND NAME                                                       GROSS FEES       FEE WAIVER           NET PAID
---------                                                       ----------       ----------           --------
                                                                                    2001
                                                                                    ----
Advisers HLS Fund                                             $   19,443,127              --       $ 19,443,127
Capital Appreciation HLS Fund                                 $   19,117,161              --       $ 19,117,161
Dividend and Growth HLS Fund                                  $    5,185,786              --       $  5,185,786
Focus HLS Fund                                                $       44,740     $    23,296       $     21,444
Global Advisers HLS Fund                                      $    1,016,939              --       $  1,016,939
Global Communications HLS Fund                                $       42,682     $    42,682                 --
Global Financial Services HLS Fund                            $       46,609     $    46,609                 --
Global Health HLS Fund                                        $      728,802              --       $    728,802
Global Leaders HLS Fund                                       $    1,469,381              --       $  1,469,381
Global Technology HLS Fund                                    $      413,711              --       $    413,711
Growth and Income HLS Fund                                    $      964,491              --       $    964,491
Growth Opportunities HLS Fund*                                $      452,309              --       $    452,309
International Capital Appreciation HLS Fund                   $       16,638     $     8,986       $      7,652

FUND NAME                                                       GROSS FEES       FEE WAIVER           NET PAID
---------                                                       ----------       ----------           --------
                                                                                    2001
                                                                                    ----
International Opportunities HLS Fund                          $    2,602,760              --       $  2,602,760
International Small Company HLS Fund                          $       10,152     $     7,001       $      3,151
MidCap HLS Fund                                               $    4,021,243              --       $  4,021,243
MidCap Value HLS Fund                                         $       97,055     $    23,481       $     73,574
Small Company HLS Fund                                        $    1,958,460              --       $  1,958,460
SmallCap Growth HLS Fund*                                     $      184,335              --       $    184,335
Stock HLS Fund                                                $   13,268,109              --       $ 13,268,109
Value HLS Fund                                                $       46,851     $    22,186       $     24,665
Value Opportunities HLS Fund*                                 $      104,114              --       $    104,114

FUND NAME                                                       GROSS FEES       FEE WAIVER           NET PAID
---------                                                       ----------       ----------           --------
                                                                                    2000
                                                                                    ----
Advisers HLS Fund                                             $   21,106,151              --       $ 21,106,151
Capital Appreciation HLS Fund                                 $   19,115,402              --       $ 19,115,402
Dividend and Growth HLS Fund                                  $    4,918,568              --       $  4,918,568
Focus HLS Fund                                                            --              --                 --
Global Advisers HLS Fund                                      $    1,136,652              --       $  1,136,652
Global Communications HLS Fund                                $          246     $       246                 --
Global Financial Services HLS Fund                            $          246     $       246                 --
Global Health HLS Fund                                        $      160,544     $    22,993       $    137,551
Global Leaders HLS Fund                                       $    1,250,303              --       $  1,250,303
Growth and Income HLS Fund                                    $      780,601              --       $    780,601
Global Technology HLS Fund                                    $      147,672     $    15,971       $    131,701
Growth Opportunities HLS Fund*                                            --              --                 --
International Capital Appreciation HLS Fund                               --              --                 --
International Opportunities HLS Fund                          $    3,442,098              --       $  3,442,098
International Small Company HLS Fund                                      --              --                 --
MidCap HLS Fund                                               $    3,048,264              --       $  3,048,264
MidCap Value HLS Fund                                                     --              --                 --
Small Company HLS Fund                                        $    2,374,752              --       $  2,374,752
SmallCap Growth HLS Fund*                                                 --              --                 --
Stock HLS Fund                                                $   14,452,468              --       $ 14,452,468
Value HLS Fund                                                            --              --                 --
Value Opportunities HLS Fund*                                             --              --                 --

*Reflects sub-advisory fees commencing April 2, 2001 when Wellington Management became the sub-adviser for the New Hartford HLS Funds.

     For the last three fiscal years, HL Advisors paid the following investment services fees to HIMCO:

HARTFORD HLS FUND NAME                                          2002                2001                2000
----------------------                                          ----                ----                ----
Bond HLS Fund                                                                    $   900,601       $    656,755
High Yield HLS Fund                                                              $    79,871       $     36,903
Index HLS Fund                                                                   $ 1,410,181       $  1,694,954
Money Market HLS Fund                                                            $ 1,112,497       $    755,886
Mortgage Securities HLS Fund                                                     $   245,558       $    205,794
U.S. Government Securities HLS Fund*                                             $    96,814                 --

*Reflects investment services fees commencing April 2, 2001 when HIMCO became the sub-adviser for the New Hartford HLS Funds.

     Pursuant to the investment management agreement, investment sub-advisory and investment services agreements, neither HL Advisors, HIMCO nor Wellington Management is liable to the HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HL Advisers, HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2002, HL Advisors had over $40.1 billion in assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2002, HIMCO and its wholly owned subsidiary had approximately $88.5 billion in assets under management.

     Wellington Management Company, LLP, whose business address is, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002, Wellington Management had investment management authority with respect to approximately $303 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     At a meeting of the board of directors of each Company on August 1, 2002, the board of directors unanimously approved the renewal of the existing investment management agreements, investment sub-advisory agreements and investment services agreements with respect to the HLS Funds. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the HLS Funds by HL Advisors, Wellington Management and HIMCO, including the performance of each HLS Fund relative to an appropriate benchmark as well as compared to the HLS Fund's appropriate peer group. The board also reviewed the investment management fees paid to HL Advisors, and by HL Advisors to Wellington Management and HIMCO. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for HLS Funds that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the HLS Funds. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the HLS Funds. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the HLS Funds which can increase revenue paid to HL Advisors and its affiliates. Finally, the board reviewed information regarding the costs of providing advisory services to the HLS Funds, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the HLS Funds and their shareholders for the board to renew the existing investment management agreement, investment sub-advisory agreement and investment services agreement with respect to each HLS fund, as applicable.

     In arriving at their decision to approve the renewal of each of the agreements, the board of directors of each Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

     The investment management agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreements may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the board of directors of the applicable Company, by vote of a majority of the outstanding voting securities of the respective HLS Fund, or by HL Advisors upon 60 days' notice to HIMCO and Wellington Management, and, with respect to each applicable HLS Fund, by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that HLS Fund only). The investment subadvisory agreements and investment services agreements also terminate automatically upon the termination of the corresponding investment management agreement.

     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

     Each HLS Fund, HL Advisors, HIMCO and Wellington Management have each adopted a code of ethics designed to protect the interests of each HLS Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by an HLS Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by each Company's board of directors, HIMCO and Wellington Management, as applicable, are primarily responsible for the investment decisions of each HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the HLS Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, Wellington Management may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HL Advisors, Wellington Management may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the HLS Funds.

     Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

     HIMCO and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, HIMCO and Wellington Management may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

     While HIMCO and Wellington Management seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, broker-dealers who provide investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to Wellington Management or HIMCO, or their affiliates, in advising various of their clients (including the HLS Funds), although not all of these services are necessarily useful and of value in managing the HLS Funds. The management fee paid by an HLS Fund is not reduced because Wellington Management or HIMCO, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), Wellington Management and HIMCO may cause an HLS Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to Wellington Management or HIMCO an amount in respect of securities transactions for the HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

     Investment decisions for the HLS Funds are made independently from those of any other clients that are managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by the applicable Company's board of directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in a manner determined by HIMCO or Wellington Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue). Likewise, if accounts managed by HIMCO or Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

     Accounts managed by HIMCO or Wellington Management (or their affiliates) may hold securities held by an HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security.

     For the last three fiscal years, the HLS Funds paid the following brokerage commissions:

FUND NAME                                              2002            2001            2000
---------                                              ----            ----            ----
Advisers HLS Fund                                                 $  6,879,777    $  5,591,379
Bond HLS Fund                                                              N/A             N/A
Capital Appreciation HLS Fund                                     $ 19,644,726    $ 15,249,703
Dividend and Growth HLS Fund                                      $  5,046,396    $  4,145,091
Focus HLS Fund                                                    $     91,087              --
Global Advisers HLS Fund                                          $  1,788,850    $  1,225,622
Global Communications HLS Fund                                    $     21,691              --
Global Financial Services HLS Fund                                $     43,332              --
Global Health HLS Fund                                            $    327,059    $    130,957
Global Leaders HLS Fund                                           $  4,850,980    $  3,697,328
Global Technology HLS Fund                                        $    381,629    $     97,774
Growth HLS Fund                                                             --              --
Growth and Income HLS Fund                                        $    715,943    $    383,999
Growth Opportunities HLS Fund                                     $  3,482,376    $  1,161,516
High Yield HLS Fund                                                        N/A             N/A
Index HLS Fund                                                    $    176,469    $    147,865
International Capital Appreciation HLS Fund                       $     42,120              --
International Opportunities HLS Fund                              $  5,977,315    $  8,161,531
International Small Company HLS Fund                              $     21,699              --

FUND NAME                                              2002            2001            2000
---------                                              ----            ----            ----
MidCap HLS Fund                                                   $  4,561,333    $  3,385,103
MidCap Value HLS Fund                                             $    123,065              --
Money Market HLS Fund                                                      N/A             N/A
Mortgage Securities HLS Fund                                               N/A             N/A
Small Company HLS Fund                                            $  4,078,289    $  2,282,267
SmallCap Growth HLS Fund                                          $    616,817    $    292,606
Stock HLS Fund                                                    $  6,784,363    $  6,675,088
U.S. Government Securities HLS Fund                                        N/A             N/A
Value HLS Fund                                                    $     37,068              --
Value Opportunities HLS Fund                                      $    467,987    $    484,716

     In general, changes in the amount of brokerage commissions paid by an HLS Fund are due primarily to that HLS Fund's asset growth, cash flows and changes in portfolio turnover.

     The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2002.

HLS FUND NAME                                       COMMISSIONS PAID TO      TOTAL AMOUNT OF TRANSACTION TO
                                                  FIRMS FOR EXECUTION AND   FIRMS FOR EXECUTION AND RESEARCH
                                                     RESEARCH SERVICES                  SERVICES
Advisers HLS Fund                                       $  1,155,464                  $ 877,104,004
Bond HLS Fund                                                    N/A                            N/A
Capital Appreciation HLS Fund                           $    913,378                  $ 732,982,757
Dividend and Growth HLS Fund                            $    434,402                  $ 429,083,153
Focus HLS Fund                                          $     16,064                  $  13,205,393
Global Advisers HLS Fund                                $     95,289                  $  54,260,801
Global Communications HLS Fund                          $      3,950                  $   3,073,322
Global Financial Services HLS Fund                      $      1,119                  $   1,935,904
Global Health HLS Fund                                  $     22,122                  $  21,510,189
Global Leaders HLS Fund                                 $    246,683                  $ 146,031,849
Global Technology HLS Fund                              $     41,008                  $  28,453,331
Growth HLS Fund                                                   --                             --
Growth and Income HLS Fund                              $     67,430                  $ 102,833,408
Growth Opportunities HLS Fund                           $    285,135                  $ 180,455,806
High Yield HLS Fund                                              N/A                            N/A
Index HLS Fund                                                   N/A                            N/A
International Capital Appreciation HLS Fund             $      3,713                  $   1,813,846
International Opportunities HLS Fund                    $    289,526                  $ 149,911,068
International Small Company HLS Fund                    $        112                  $      45,718
MidCap HLS Fund                                         $    204,390                  $ 108,420,684
MidCap Value HLS Fund                                   $     22,599                  $  24,498,974
Money Market HLS Fund                                            N/A                            N/A
Mortgage Securities HLS Fund                                     N/A                            N/A
Small Company HLS Fund                                  $    142,267                  $  86,557,310
SmallCap Growth HLS Fund                                $     32,651                  $   5,761,871
Stock HLS Fund                                          $    685,375                  $ 611,554,517
U. S. Government Securities HLS Fund                             N/A                            N/A
Value HLS Fund                                          $      6,610                  $  10,598,952
Value Opportunities HLS Fund                            $     27,245                  $  13,334,724

                                HLS FUND EXPENSES

     Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses (except that HL Advisors currently pays HISCO's fees and expenses for HISCO's provision of transfer agency and dividend and distribution disbursing agency services to each of the New Hartford HLS Funds); custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to HLS Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under an HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                             HLS FUND ADMINISTRATION

     An Administrative Services Agreement between each Hartford HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Hartford HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, although the Hartford HLS Funds pay for these services directly. As compensation for the services to be performed by Hartford Life, each Hartford HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of .20% of the average daily net assets of the Hartford HLS Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate. Hartford Life also provides administrative services to the New Hartford HLS Funds. The management fee paid by the New Hartford HLS Funds to HL Advisors covers, in addition to investment advisory services, certain administrative services, which are provided by Hartford Life.

     For the last three fiscal years, each HLS Fund, except for Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, paid the following administrative fees to Hartford Life:

HLS FUND NAME                                        2002             2001            2000
-------------                                        ----             ----            ----
Advisers HLS Fund                                                 $ 25,442,165    $ 27,656,837
Bond HLS Fund                                                     $  2,728,479    $  1,995,157
Capital Appreciation HLS Fund                                     $ 18,743,192    $ 18,740,088
Dividend and Growth HLS Fund                                      $  6,432,382    $  6,073,393
Focus HLS Fund                                                    $     29,679              --
Global Advisers HLS Fund                                          $    713,825    $    809,040
Global Communications HLS Fund                                    $     17,259              --
Global Financial Services HLS Fund                                $     23,777              --
Global Health HLS Fund                                            $    348,632    $     81,517
Global Leaders HLS Fund                                           $  1,096,318    $    909,841
Global Technology HLS Fund                                        $    184,009    $     76,027
Growth HLS Fund                                                             --              --
Growth and Income HLS Fund                                        $    852,300    $    667,783
High Yield HLS Fund                                               $    241,980    $    112,109
Index HLS Fund                                                    $  4,272,314    $  5,149,099

HLS FUND NAME                                        2002             2001            2000
-------------                                        ----             ----            ----
International Capital Appreciation HLS Fund                       $      9,445              --
International Opportunities HLS Fund                              $  2,228,791    $  3,066,040
International Small Company HLS Fund                              $      5,153              --
MidCap HLS Fund                                                   $  3,647,273    $  2,672,206
MidCap Value HLS Fund                                             $     62,026              --
Money Market HLS Fund                                             $  3,370,446    $  2,296,305
Mortgage Securities HLS Fund                                      $    743,950    $    625,183
Small Company HLS Fund                                            $  1,584,492    $  1,998,694
Stock HLS Fund                                                    $ 17,208,809    $ 18,785,259
Value HLS Fund                                                    $     29,418              --

                            DISTRIBUTION ARRANGEMENTS

     Each HLS Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans. Certain HLS Fund's shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

     Each HLS Fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each HLS Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

     Pursuant to the Plans, each HLS Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

     Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each HLS Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HLS Fund investment objectives and policies and other information about the HLS Fund, including performance; (g) expenses of training sales personnel regarding the HLS Fund;
(h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These Plans are considered compensation type plans, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

     In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each HLS Fund's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

     The Plans were adopted by a majority vote of the respective HLS Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the

Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each HLS Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each HLS Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of each HLS Fund affected thereby. A Plan will automatically terminate in the event of its assignment.

     For the last three fiscal years, the following 12b-1 fees were paid by the Class IB Shares of the HLS Funds in the years indicated:

HLS FUND NAME                                       2002           2001             2000
-------------                                       ----           ----             ----
Advisers HLS Fund                                              $    692,823    $    333,832
Bond HLS Fund                                                  $    152,618    $     38,668
Capital Appreciation HLS Fund                                  $    459,993    $    120,031
Dividend and Growth HLS Fund                                   $    158,012    $     37,668
Focus HLS Fund                                                 $      4,844              --
Global Advisers HLS Fund                                       $     15,718    $      3,453
Global Communications HLS Fund                                 $      1,875              --
Global Financial Services HLS Fund                             $      3,118              --
Global Health HLS Fund                                         $     39,376    $      4,142
Global Leaders HLS Fund                                        $     71,172    $     16,261
Global Technology HLS Fund                                     $     22,705    $      4,811
Growth HLS Fund                                                          --              --
Growth and Income HLS Fund                                     $     57,662    $      8,772
Growth Opportunities HLS Fund*                                          N/A             N/A
High Yield HLS Fund                                            $     23,693    $      1,362
Index HLS Fund                                                 $     56,067    $     10,569
International Capital Appreciation HLS Fund                    $      2,121              --
International Opportunities HLS Fund                           $     43,458    $     19,853
International Small Company HLS Fund                           $        547              --
MidCap HLS Fund                                                $    168,184    $     27,656
MidCap Value HLS Fund                                          $     10,988              --
Money Market HLS Fund                                          $    182,033    $     30,074
Mortgage Securities HLS Fund                                   $     20,882    $        585
Small Company HLS Fund                                         $     84,054    $     47,276
SmallCap Growth HLS Fund*                                               N/A             N/A
Stock HLS Fund                                                 $    365,627    $    150,489
U. S. Government Securities HLS Fund*                                   N/A             N/A
Value HLS Fund                                                 $      5,303              --
Value Opportunities HLS Fund*                                           N/A             N/A

     * The fund did not offer Class IB shares or pay 12b-1 fees prior to May 1, 2002.

     The entire amount of 12b-1 fees listed above were paid to dealers as compensation.

     The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HLS Funds' shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase or sale (redemption) of HLS Fund shares, see "Purchase and Redemption of Fund Shares" in the HLS Funds' prospectus.

                            SUSPENSION OF REDEMPTIONS

     Under unusual circumstances, an HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable or (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds' prospectus. The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by each HLS Fund other than the Money Market HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market HLS Fund are valued at amortized cost, which approximates market value. All other HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the HLS Funds' board of directors.

     Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

     The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The board of directors of Hartford Series Fund, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

     CAPITAL STOCK The board of directors for each Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

     [Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Hartford HLS Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contractholders and policy owners). As of March 31, 2003, Hartford Life (or its affiliates) was the shareholder of record of all (or in the case of the Stock HLS Fund at least _____%, and in the case of Advisers HLS Fund at least _____%) of the outstanding shares of each Hartford HLS Fund. An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates owned, as of March 31, 2003 shares of a number of Hartford HLS Funds and, in the case of Global Technology HLS Fund, ____% of the outstanding Class IA shares. Certain employee retirement plans of the State of California, as of March 31, 2003, owned an aggregate of _____% of Class IA shares of Stock HLS Fund. Fortis Benefits Insurance Company (or its affiliates), as of March 31, 2003, was the sole shareholder of record of each New Hartford HLS Fund (such shares are held for the benefit of contractholders and policy owners).]

     HL Advisors is the only shareholder of any of the HLS Funds (other than as described above) owning more than 5% of the outstanding shares of an HLS Fund. As of March 31, 2003, HL Advisors owned shares in the following HLS Funds:

                        FUND                                    PERCENTAGE OF OWNERSHIP
                        ----                                    -----------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------

     SHARE CLASSES Under each HLS Fund's multi-class plan, shares of each class of an HLS Fund represent an equal pro-rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Company's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

     VOTING Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Most of the shares of the HLS Funds are held of record by insurance companies. The insurance companies will generally vote HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

     Matters in which the interests of all the HLS Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate HLS Funds. Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund. Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund. Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

     OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

MONEY MARKET HLS FUND

     In accordance with regulations prescribed by the SEC, Hartford Series Fund, Inc. is required to compute the Money Market HLS Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

     The SEC also permits Hartford Series Fund, Inc. to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, any default by issuers of investments held by the Money Market HLS Fund and its operating expenses.

     For the seven-day period ending December 31, 2002 the Money Market HLS Fund's annualized yield for Class IA and Class IB was _____% and _____% respectively. For the same period the effective yield for Class IA and Class IB was _____% and _____% respectively.

Example:
     Assumptions:

     Value of a hypothetical pre-existing account with exactly one share of Class IA at the beginning of the period: $1.000000

     Value of the same account (excluding capital changes) at the end of the seven day period: $1.00346 This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

     Calculation:
     Ending account value                                                       $ 1.000346
     Less beginning account value                                                 1.000000

     Net change in account value                                                $  .000346
     Base period return:                                   $.000346/$1.000000 =    .000346
     (adjusted change/beginning account value)

     Current yield =                                        .000346 X (365/7) =       1.80%
     Effective yield =                              (1 + .000346)^(365/7) - 1 =       1.82%

     The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

OTHER FUNDS

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)n = ERV

Where:

P    =  a hypothetical initial payment of    n    =   number of years
        $1,000, less the maximum sales
        load applicable to a Fund            ERV  =   ending redeemable value of the
                                                      hypothetical $1,000 initial
T    =  average annual total return                   payment made at the beginning of
                                                      the designated period (or
                                                      fractional portion thereof)

     The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an

HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

     Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

     Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the prospectuses, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     Class IB shares of Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, Small Company HLS Fund and Stock HLS Fund commenced operations on April 1, 1998. Class IB shares of Index HLS Fund, Global Advisers HLS Fund, MidCap HLS Fund and Mortgage Securities HLS Fund commenced operations on November 9, 1999. Class IB shares of the New Hartford HLS Funds commenced operation on May 1, 2002. For periods prior to April 1, 1998, and November 9, 1999, and May 1, 2002, as applicable, Class IB performance for these HLS Funds is calculated by using Class IA shares performance adjusted for Class IB 12b-1 fees of .25%.

     The chart below sets forth certain standardized and non-standardized performance information for periods ending on December 31, 2002 for the Class IA and Class IB shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

     The manner in which total return and yield are calculated is described above. The following table sets forth the average annual total return and, where applicable, the yield for each HLS Fund shown for periods ending December 31, 2002.

                                                             TOTAL RETURN                    YIELD
                                            -------------------------------------------     ------
HLS FUND                                      SINCE                      5          10      30-DAY
(INCEPTION DATE)                            INCEPTION     1  YEAR      YEARS      YEARS      YIELD
                                            ---------     -------      -----      -----     ------
Advisers HLS Fund

                                                             TOTAL RETURN                    YIELD
                                            -------------------------------------------     ------
HLS FUND                                      SINCE                      5          10      30-DAY
(INCEPTION DATE)                            INCEPTION     1  YEAR      YEARS      YEARS      YIELD
                                            ---------     -------      -----      -----     ------
     Class IA (March 31, 1983)
     Class IB (April 1, 1998)
Bond HLS Fund
     Class IA (August 31, 1977)
     Class IB (April 1, 1998)
Capital Appreciation HLS Fund
     Class IA (April 2, 1984)
     Class IB (April 1, 1998)
Dividend and Growth HLS Fund
     Class IA (March 9, 1994)
     Class IB (April 1, 1998)
Focus HLS Fund
     Class IA (April 30, 2001)
     Class IB (April 30, 2001)
Global Advisers HLS Fund
     Class IA (March 1, 1995)
     Class IB (November 9, 1999)
Global Communications HLS Fund
     Class IA (December 27, 2000)
     Class IB (December 27, 2000)
Global Financial Services HLS Fund
    Class IA (December 27, 2000)
    Class IB (December 27, 2000)
Global Health HLS Fund
     Class IA (May 1, 2000)
     Class IB (May 1, 2000)
Global Leaders HLS Fund
     Class IA (September 30, 1998)
     Class IB (September 30, 1998)
Global Technology HLS Fund
     Class IA (May 1, 2001)
     Class IB (May 1, 2001)
Growth HLS Fund
     Class IA (April 30, 2002)
     Class IB (April 30, 2002)
Growth and Income HLS Fund
     Class IA (May 29, 1998)
     Class IB (May 29, 1998)
Growth Opportunities HLS Fund
     Class IA (March 24, 1987)
     Class IB (May 1, 2002)
High Yield HLS Fund
     Class IA (September 30, 1998)
     Class IB (September 30, 1998)
Index HLS Fund
     Class IA (May 1, 1987)
     Class IB (November 9, 1999)
International Capital Appreciation
HLS Fund
     Class IA (April 30, 2001)
     Class IB (April 30, 2001)

                                                             TOTAL RETURN                    YIELD
                                            -------------------------------------------     ------
HLS FUND                                      SINCE                      5          10      30-DAY
(INCEPTION DATE)                            INCEPTION     1  YEAR      YEARS      YEARS      YIELD
                                            ---------     -------      -----      -----     ------
International Opportunities HLS Fund
     Class IA (July 2, 1990)
     Class IB (April 1, 1998)
International Small Company HLS Fund
     Class IA (April 30, 2001)
     Class IB (April 30, 2001)
MidCap HLS Fund
     Class IA (July 14, 1997)
     Class IB (November 9, 1999)
MidCap Value HLS Fund
     Class IA (April 30, 2001)
     Class IB (April 30, 2001)
Money Market HLS Fund
     Class IA (June 30, 1980)
     Class IB (April 1, 1998)
Mortgage Securities HLS Fund
     Class IA (January 1, 1985)
     Class IB (November 9, 1999)
Small Company HLS Fund
     Class IA (August 9, 1996)
     Class IB (April 1, 1998)
SmallCap Growth HLS Fund
     Class IA (May 2, 1994)
     Class IB (May 1, 2002)
Stock HLS Fund
     Class IA (August 31, 1977)
     Class IB (April 1, 1998)
U.S. Government Securities HLS Fund
     Class IA (March 24, 1987)
     Class IB (May 1, 2002)
Value HLS fund
     Class IA (April 30, 2001)
     Class IB (April 30, 2001)
Value Opportunities HLS Fund
     Class IA (May 1, 1996)
     Class IB (May 1, 2002)

     * Based on the inception date of the Class IA shares.

     Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends and Distributions" in the HLS Funds' prospectuses).

     Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                         2[(a-b/cd + 1) POWER OF 6 - 1]

Where:

a       =        net investment income earned             c        =       the average daily number of shares
                 during the period attributable to                         of the subject class outstanding
                 the subject class                                         during the period that were
                                                                           entitled to receive dividends
b       =        net expenses accrued for the
                 period attributable to the subject       d       =        the maximum offering price per
                 class                                                     share of the subject class on the
                                                                            last day of the period

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

     The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

     The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Lehman Brothers Global Aggregate Index USD Hdg provides a broad-based measure of the global investment-grade fixed income markets.

     The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial-backed securities. To be eligible for inclusion a security must meet the following rules: must have at least one year to final maturity; must have at least $150 million of par outstanding; must be rated investment grade by Moody's, or if no Moody's rating is available, it must be rated at least investment grade by either S&P or Fitch, Inc.; must be fixed rate and must be publicly issued.

     The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Bond Index.

     The Lehman Brothers Government/Credit Bond Index (formerly, the Lehman Brothers Government/Corporate Bond Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Credit Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

     The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years.

     The Lehman Brothers U.S. Government Index an unmanaged index of government bonds with maturities of one year or more.

     The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3,000 Index companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

     The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (I.E., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

     The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization.)

     The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.)

     The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

     The Morgan Stanley Capital International Europe, Australia, Far East GDP Index (the "EAFE Index") is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

     The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index that measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australian, New Zealand and the Far East.

     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

     The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

     The Salomon Smith Barney Broad Market Index LESS THAN $2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion, representing roughly the bottom 20% of the world equity market by size.

     The Goldman Sachs Health Care Index is a modified capitalization-weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

     The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

     The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures performance of both developed and emerging stock markets, excluding the US. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

     The MSCI AC (All Country) World Index Free-Telecommunication Services Index is a free float-adjusted marked capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

     The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

     The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials, and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

     In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute) may be used to illustrate investment attributes of the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

     From time to time, in reports or promotional literature, the HLS Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the HLS Funds; the HLS Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The HLS Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

     From time to time, the HLS Funds and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the HLS Funds' portfolios and the HLS Funds' top ten holdings;
     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
     - Allegorical stories illustrating the importance of persistent long-term investing;
     - An HLS Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.;
     - Historical information regarding HL Advisors, HIMCO, Wellington Management and their affiliates; and
     -    Historical information regarding the asset size of one or more HLS
          Funds.

     Each HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

     From time to time the Companies may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and reduces an investor's return under the Contract. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

     FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

     Each HLS Fund is treated as a separate taxpayer for federal income tax purposes. The Companies intend for each HLS Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If an HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Companies intend each HLS Fund to do), then under the provisions of Subchapter M, the HLS Fund should have little or no income taxable to it under the Code. In particular, an HLS Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

     An HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the HLS Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the HLS Fund's taxable year, (a) at least 50% of the value of the HLS Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HLS Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the HLS Funds' only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

     Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

- no more than 55% of a Fund's total assets may be represented by any one investment
-    no more than 70% by any two investments
-    no more than 80% by any three investments
-    no more than 90% by any four investments

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these HLS Funds' assets to be invested within various countries is not now known. The Companies intend that the HLS Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

     An HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HLS Fund and defer losses of the HLS Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the HLS Fund, (2) could require such an HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Companies seek to monitor transactions of each HLS Fund, seek to make the appropriate tax elections on behalf of the HLS Fund and seek to make the appropriate entries in the HLS Fund's books and records when the HLS Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the HLS Fund as a REGULATED INVESTMENT COMPANY.

     If for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the HLS Funds' investment advisers and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HLS Fund's investment sub-adviser might otherwise select.

     As of December 31, 2002, the following HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

                                                             EXPIRATION DATES:
          HLS FUND NAME               AMOUNT                   DECEMBER 31,


     If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

     Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.

     Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because an HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HLS Fund generally are not subject to federal income tax on HLS Fund earnings or distributions or on gains realized upon the sale or redemption of HLS Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

     Portfolio securities of each HLS Fund are held pursuant to a separate Custodian Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The transfer agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

     Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Funds' distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audited financial statements and the financial highlights for the fiscal year ended December 31, 2002 have been audited by ___________________, independent public accountants, as set forth in their report with respect thereto. Such financial statements and financial highlights, and the audited financial statements and the financial highlights for the periods ended on or before December 31, 2001, are incorporated by reference herein in reliance upon such reports given on the authority of the independent accountants as experts in accounting and auditing. The principal business address of __________________ is ________________________.

     On April 30, 2002 the board of directors of Hartford Series Fund, Inc. dismissed ______________, _______________________, as the independent public accountants to the Hartford HLS Funds. On August 1, 2002, the board of directors of Hartford HLS Series Fund II, Inc. dismissed ___________, ___________________________, as the independent public accountants to the New Hartford HLS Funds. Each Company's Audit Committee recommended the change of independent accountants.

     The report of ________________ on the financial statements for the fiscal year ended December 31, 2002 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended December 31, 2002, there have been no disagreements with ______________ on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of ______________, would have caused them to make reference thereto in their report on the financial statements for such year.

     During the two most recent fiscal years, the audit reports of ______________ and ___________ contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with ____________ or ___________ on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of _________________ or ___________ would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in
Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                                OTHER INFORMATION

     The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

     In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS

     The Companies' audited financial statements for the year ended December 31, 2002, together with the notes thereto and reports of ____________________________________, independent public accountants to the
Companies, and the audited financial statements for the periods ended on or before December 31, 2001, contained in the Companies' annual reports as filed with the SEC, are incorporated by reference into this SAI.

                                    APPENDIX

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

-    Liquidity ratios are adequate to meet cash requirements.

          Liquidity ratios are basically as follows, broken down by the type of issuer:

          Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

          Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

          Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

-    The issuer has access to at least two additional channels of borrowing.
- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.
- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.
-    The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

     FITCH, INC.

     The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

     AAA
     Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA
     Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A
     High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB
     Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

     BB
     Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B
     Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C
     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, D
     Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     FITCH, INC.
     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1
     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2
     Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3
     Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B
     Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C
     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D
     Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                               HARTFORD HLS FUNDS

CLASS IB SHARES

PROSPECTUS

MAY ___, 2003

HARTFORD SMALL CAP VALUE HLS FUND


HARTFORD HLS FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

[SIDENOTE]

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. The Small Cap Value HLS Fund described in this prospectus has its own investment strategy and risk/reward profile. The Small Cap Value HLS Fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The Small Cap Value HLS Fund is a diversified fund and is an investment portfolio (series) of Hartford HLS Series Fund II, Inc. Information on the fund, including its risk factors, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser. Information regarding HL Advisors and the sub-adviser is included under "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                       PAGE
-----------------------------------------------------------------------------------
A summary of the fund's
goals, principal
strategies, main risks,
performance and fees.     Hartford Small Cap Value HLS Fund

Further information on
the fund.                 Investment strategies and investment matters
                          Management of the fund
                          Purchase and redemption of fund shares
                          Distribution plan
                          Determination of net asset value
                          Dividends and distributions
                          Exchange privileges
                          Federal income taxes
                          Brokerage commissions
                          Variable contract owner voting rights
                          Plan participant voting rights
                          Performance related information
                          Distributor, Custodian and Transfer Agent
                          Financial highlights
                          Privacy policy
                          For more information                           back cover

HARTFORD SMALL CAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford Small Cap Value HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($___ billion as of March 31, 2003). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund's median market capitalization was $____ billion as of March 31, 2003. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund is sub-advised by Janus Capital Management LLC ("Janus"), which has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. In selecting securities for the fund, the Manager generally looks for companies with:

  - a low price relative to their assets, earnings, cash flow or business franchise;

  -  products and services that give them a competitive advantage; and

  -  quality balance sheets and strong management.

The Manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

The Manager will generally sell a security when it no longer meets the Manager's investment criteria or when it has met the Manager's expectations for appreciation.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The Manager's investment strategy will influence performance significantly. Stocks of small companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Such stocks may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the Manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

PAST PERFORMANCE. Because Class IB shares have been offered for less than one full calendar year, performance history of the fund's Class IA shares is shown below. Class IB share performance would have been lower due to higher Class IB expenses. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                                   [BAR GRAPH]

                                   CLASS IA TOTAL RETURNS
                             99
                             00
                             01
                             02

  DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (__ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (__ QUARTER
  ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                              SINCE INCEPTION
                                                      1 YEAR   (MAY 1, 1998)
                       Class IA(1)
                       Russell 2000 Index (reflects
                        no deduction for fees or
                        expenses)                                    (2)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                             CLASS IB
                                                                             --------
                  SHAREHOLDER FEES
                  (fees paid directly from your investment)
                  Maximum sales charge (load) as a percentage of offering
                   price                                                       None
                  Maximum deferred sales charge (load)                         None
                  Exchange fees                                                None

                  ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from the fund's assets)
                  Management fees                                                  %
                  Distribution and service (12b-1) fees                        0.25%
                  Other expenses
                  Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            CLASS IB
                                                            --------
                  EXPENSES  (with or without redemption)
                   Year 1                                          $
                   Year 3                                          $
                   Year 5                                          $
                   Year 10                                         $

SUB-ADVISER

Janus

PORTFOLIO MANAGER

Janus has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. The following individuals manage the fund:

Robert H. Perkins

-  President and Director of the Manager

-  Investment manager since 1970 and manager of the fund since its inception

Thomas H. Perkins

-  Investment manager since 1974 and manager of the fund since 1999

-  Joined the Manager in 1998

- Portfolio manager of valuation sensitive growth portfolios for Alliance Capital, 1994-1998

FURTHER INFORMATION ON THE FUND

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of its assets in foreign investments or securities of small capitalization companies.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers and non-dollar securities, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The fund may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

The fund will invest in securities of small capitalization companies as part of its principal investment strategy. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the Standard & Poor's 500 Composite Stock Price Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The fund, at times, may engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund. The fund is not managed to achieve a particular tax result for shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. HL Advisors had over $40.1 billion in assets under management, as of December 31, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the Securities and Exchange Commission ("SEC") under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISER

Small Cap Value HLS Fund. Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, the sub-adviser of the Small Cap Value HLS Fund, has entered into an agreement with Perkins, Wolf, McDonnell & Company (the "Manager") under which Janus will pay the Manager a fee to provide the day-to-day investment management for the fund. As of December 31, 2002, Janus had investment management authority over approximately $138 billion in assets.

MANAGEMENT FEES

The fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

SMALL CAP VALUE HLS FUND

                          NET ASSET VALUE                           ANNUAL RATE
                          First $50,000,000                            0.900%
                          Amount over $50 Million                      0.850%

For the year ended December 31, 2002, the fund paid management fees to HL Advisors. This fee, expressed as a percentage of net assets, was as follows:

                       FUND NAME                                     ANNUAL RATE
                       Small Cap Value HLS Fund

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Fortis Benefits and First Fortis (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors, from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the fund's shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the fund.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS

HARTFORD SMALL CAP VALUE HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund. Because no Class IB shares were outstanding as of the end of the fund's most current fiscal year, the table presents performance information about the currently outstanding Class IA shares of the fund for informational purposes only. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). Total returns of Class IB shares would have been lower because Class IB share expenses are higher than expenses of Class IA shares. This information for the fiscal year ended December 31, 2002 has been derived from the financial statements audited by ____________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before December 31, 2001, has been audited by _______________. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                                CLASS IA -- PERIOD ENDED:
                                                              12/31/02     12/31/01     12/31/00    12/31/99    12/31/98(b)
                                                              --------    -----------   ---------   ---------   -----------
   PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period                                   $     11.74   $   10.20   $    9.28   $      9.96
   Net investment income (loss)                                                  0.13        0.17        0.12          0.07
   Net realized and unrealized gain (loss) on investments                        2.33        2.54        1.27         (0.62)
                                                                          -----------   ---------   ---------   -----------
   Total from investment operations                                              2.46        2.71        1.39         (0.55)
   Less distributions:
    Dividends from net investment income                                           --       (0.17)      (0.11)        (0.07)
    Distributions from net realized gain on investments                            --       (1.00)      (0.36)        (0.06)
    Distributions from capital                                                     --          --          --            --
                                                                          -----------   ---------   ---------   -----------
   Total distributions                                                             --       (1.17)      (0.47)        (0.13)
                                                                          -----------   ---------   ---------   -----------
   Net increase (decrease) in net asset value                                    2.46        1.54        0.92         (0.68)
   Net asset value, end of period                                         $     14.20   $   11.74   $   10.20   $      9.28
                                                                          ===========   =========   =========   ===========
   TOTAL RETURN                                                                 21.01%      27.00%      15.34%        (5.48%)
   RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                               $   108,672   $  58,027   $  39,171   $    16,503
   Ratio of expenses to average net assets                                       0.96%       1.03%       1.04%         1.24%(a)
   Ratio of net  investment  income  (loss) to average net                       1.19%       1.71%       1.57%         1.56%(a)
   assets
   Portfolio turnover rate                                                         49%         90%         68%           57%

(a)   Annualized.
(b) For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.

   PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                               AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS


We value your trust. We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect
PERSONAL INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers; who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION MEANS YOUR REQUEST FOR OUR PRODUCT OR SERVICE.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund is contained in the financial statements and portfolio holdings of the fund's annual and semi-annual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations with respect to Class IB Shares until February 3, 2003, the fund's annual or semi-annual report will only have financial information available with respect to Class IA Shares.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI and financial statements with respect to Class IA Shares of the fund from the annual report for the fiscal year ended December 31, 2002 have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford Small Cap Value HLS Fund
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Small Cap Value HLS Fund     811-04615

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD HLS SERIES FUND II, INC.
                                   INCLUDING:
                        HARTFORD BLUE CHIP STOCK HLS FUND
                     HARTFORD CAPITAL OPPORTUNITIES HLS FUND
                      HARTFORD INTERNATIONAL STOCK HLS FUND
                       HARTFORD LARGE CAP GROWTH HLS FUND
                         HARTFORD MID CAP STOCK HLS FUND
                       HARTFORD MULTISECTOR BOND HLS FUND
                        HARTFORD SMALL CAP VALUE HLS FUND

                                    CLASS IA

         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund in question. The Funds' audited financial statements as of December 31, 2002 appearing in the Annual Report to Shareholders of Hartford HLS Series Fund II, Inc. are incorporated herein by reference. A free copy of the Annual Report and prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectus:  May __, 2003
Date of Statement of Additional Information:  May __, 2003

TABLE OF CONTENTS                                                       PAGE
GENERAL INFORMATION                                                        1

INVESTMENT OBJECTIVES AND POLICIES                                         2

HLS FUND MANAGEMENT                                                       17

INVESTMENT MANAGEMENT ARRANGEMENTS                                        25

PORTFOLIO TRANSACTIONS AND BROKERAGE                                      30

HLS FUND EXPENSES                                                         31

DISTRIBUTION ARRANGEMENTS                                                 31

PURCHASE AND REDEMPTION OF SHARES                                         32

SUSPENSION OF REDEMPTIONS                                                 32

DETERMINATION OF NET ASSET VALUE                                          32

OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS                             32

INVESTMENT PERFORMANCE                                                    33

TAXES                                                                     39

CUSTODIAN                                                                 42

TRANSFER AGENT                                                            42

DISTRIBUTOR                                                               42

INDEPENDENT PUBLIC ACCOUNTANTS                                            42

FINANCIAL STATEMENTS                                                      43


APPENDIX                                                                 A-1

                               GENERAL INFORMATION

         This SAI relates to seven mutual funds (each an "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"). Each HLS Fund offers Class IA shares. In addition, Hartford Small Cap Value HLS Fund and four other HLS Funds (Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund), which are included in separate SAIs, offer Class IB shares. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to each HLS Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

         Each fund is an investment portfolio (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (the "Company") registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002, Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Funds were named as follows:

         PREVIOUS FUND NAME:                                  CURRENT FUND NAME:
         Fortis Blue Chip Stock Series                        Hartford Blue Chip Stock HLS Fund
         Fortis Capital Opportunities Series                  Hartford Capital Opportunities HLS Fund
         Fortis International Stock Series                    Hartford International Stock HLS Fund
         Fortis Large Cap Growth Series                       Hartford Large Cap Growth HLS Fund
         Fortis Mid Cap Stock Series                          Hartford Mid Cap Stock HLS Fund
         Fortis Multisector Bond Series                       Hartford Multisector Bond HLS Fund
         Fortis Small Cap Value Series                        Hartford Small Cap Value HLS Fund

         Hartford HLS Series Fund II, Inc. issues a separate series of shares of common stock for each HLS Fund, representing a fractional undivided interest in the HLS Fund. Each fund is a diversified fund.

         The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes.

         The year of each HLS Fund's organization is as follows:

International Stock HLS Fund                               1995
Multisector Bond HLS Fund                                  1995
Blue Chip Stock HLS Fund                                   1996
Large Cap Growth HLS Fund                                  1998
Mid Cap Stock HLS Fund                                     1998
Small Cap Value HLS Fund                                   1998
Capital Opportunities HLS Fund                             2000

                       INVESTMENT OBJECTIVES AND POLICIES

         Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.       FUNDAMENTAL RESTRICTIONS OF THE HLS FUNDS

         Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectus and this SAI, approval of a "majority of the outstanding voting securities" of an HLS Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of an HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.

         The investment objectives and principal investment strategies of the HLS Funds are set forth in the prospectus. Set forth below are the fundamental investment restrictions and policies applicable to the HLS Funds followed by certain non-fundamental restrictions and policies applicable to the HLS Funds.

         1. Each HLS Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         2. Each HLS Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         3. Each HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

         4. Each HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         5. Each HLS Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

         6. Each HLS Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         The investment objective of each HLS Fund is non-fundamental and may be changed without a shareholder vote.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HLS FUNDS.

         The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

         Each HLS Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that an HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by an HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of the HLS Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the HLS Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

         4. Sell securities short except for short sales against the box.

         5. Invest more than 20% of the value of its total assets in the securities of foreign issuers (35% for Capital Opportunities HLS Fund) and non-dollar securities. This policy does not apply to International Stock HLS Fund, Multisector Bond HLS Fund and Small Cap Value HLS Fund.

         6. Invest more than 15% of the HLS Fund's net assets in illiquid securities.

         7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the HLS Fund's total assets.

         International Stock HLS Fund may not enter into any options, futures or forward contract transactions if immediately thereafter the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the HLS Fund would exceed 5% of the value of the total assets of the HLS Fund. (This restriction does not apply to securities purchases on a when-issued, delayed delivery or forward commitment basis.)

         Mid Cap Stock HLS Fund may not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that: (a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the HLS Fund's transactions in futures contracts and related options.

         Large Cap Growth HLS Fund may not sell a call option written by it if, as a result of the sale, the aggregate of the HLS Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the value of the HLS Fund's total assets.

         Large Cap Growth HLS Fund may not invest more than 10% of its total assets in put and call options (including options on market indices).

         Large Cap Growth HLS Fund may not purchase or sell options on stock index futures contracts.

         Large Cap Growth HLS Fund may not purchase or sell a stock index future if, immediately thereafter, more than 30% of its total assets would be hedged by stock index futures.

         Large Cap Growth HLS Fund may not invest more than 20% of the value of its total assets in convertible securities.

         Large Cap Growth HLS Fund may not invest more than 5% of the value of its total assets in rights or warrants that entitle the holder to buy equity securities.

         Large Cap Growth HLS Fund may not invest more than 20% of the value of its total assets in securities of foreign issuers.

C.       NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HLS FUNDS

         Each HLS Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

                  (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

                  (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

         These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

         2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

                  (a) no more than 55% of the value of the assets in the HLS Fund is represented by any one investment,

                  (b) no more than 70% of the value of the assets in the HLS Fund is represented by any two investments,

                  (c) no more than 80% of the value of the assets in the HLS Fund is represented by any three investments, and

                  (d) no more than 90% of the value of the total assets of the HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

         The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Fund's prospectus. A further description of certain investment strategies of each HLS Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the HLS Funds may engage or a financial instrument which the HLS Fund may purchase are meant to describe the spectrum of investments that an HLS Fund's subadviser, in its discretion, might, but is not required to, use in managing the HLS Fund's portfolio assets in accordance with the HLS Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more HLS Funds, but not necessarily for all HLS Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES Each HLS Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the subadviser, subject to the overall supervision of HL Advisors. The HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. The board of directors has delegated to each subadviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

         Each HLS Fund's subadviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, an HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If an HLS Fund has not perfected a security interest in the security, the HLS Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the HLS Fund could lose some or all of the principal and interest involved in the transaction.

         REVERSE REPURCHASE AGREEMENTS Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, International Stock HLS Fund, Mid Cap Stock HLS Fund and Multisector Bond HLS Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value.

         INFLATION-PROTECTED DEBT SECURITIES Capital Opportunities HLS Fund, Multisector Bond HLS Fund and Small Cap Value HLS Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The HLS Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

         The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

         DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

         INVESTMENT GRADE DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by the HLS Fund's subadviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, the subadviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by the HLS Fund's subadviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that an HLS Fund invests in higher-grade securities, the HLS Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

         HIGH YIELD-HIGH RISK SECURITIES Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund and Multisector Bond HLS Fund may invest in securities rated lower than investment grade (commonly known as "high yield" or "junk" bonds). Securities rated below investment grade are commonly referred to as "high yield-high risk" debt securities or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, the subadviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of an HLS Fund's shares.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which an HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

         ASSET-BACKED SECURITIES Each HLS Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         HYBRID INSTRUMENTS Blue Chip Stock HLS Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.

         EQUITY SECURITIES Each HLS Fund, except Multisector Bond HLS Fund, may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Multisector

Bond HLS Fund may invest in certain equity securities, but does not invest in common stocks. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

         The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on an HLS Fund's performance depends on a variety of factors, including the number of IPOs the HLS Fund invests in relative to the size of the HLS Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As an HLS Fund's asset base increases, IPOs often have a diminished effect on such HLS Fund's performance.

         SMALL CAPITALIZATION SECURITIES Each HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, the subadviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         HLS Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, debt or equity-linked notes ("LNs") and similar linked securities (e.g., zero-strike warrants), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. An HLS Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

         International Stock HLS Fund and Multisector Bond HLS Fund invest significantly in securities of foreign issuers. Blue Chip Stock HLS Fund may invest up to 20% of its total assets (excluding reserves) in foreign securities. Capital Opportunities HLS Fund may invest up to 35% of its net assets in foreign securities. Large Cap Growth HLS Fund may invest up to 20% of its total assets in foreign securities. Multisector Bond HLS Fund may invest up to 40% of its total assets in securities of foreign governments or companies. Small Cap Value HLS Fund may invest in foreign securities without limitation.

         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         From time to time, each HLS Fund that may invest in foreign securities may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         CURRENCY TRANSACTIONS Each HLS Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based ON the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that an HLS Fund's subadviser deems to be creditworthy.

         Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, Multisector Bond HLS Fund and Small Cap Value HLS Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each HLS Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase. For example, if an HLS Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if an HLS Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

         The HLS Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. The HLS Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         The HLS Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

         An HLS Fund may only write covered options. See "Asset Coverage" below.

         A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each HLS Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

         An HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

         An HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. An HLS Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

         The HLS Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with an HLS Fund's investment objectives and policies.

         The HLS Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. An HLS Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

         To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

         Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of the subadviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, an HLS Fund may have been in a better position had it not used such a strategy.

         SWAP AGREEMENTS Each HLS Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Each HLS Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows an HLS Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

         Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.

         The HLS Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will designate the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Fund's subadviser to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the subadviser believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on the subadviser's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if the subadviser's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

         ILLIQUID INVESTMENTS Each HLS Fund is permitted to invest in illiquid securities or other illiquid investments. An HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an HLS Fund's net asset value. An HLS Fund may not be able to sell illiquid securities or other investments when the subadviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on an HLS Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Each HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the board of directors.

         Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if the subadviser deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

         DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, each HLS Fund may enter into "dollar rolls" in which an HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the subadviser to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an HLS Fund while remaining substantially fully invested increases the amount of the HLS Fund's assets that are subject to market risk to an amount that is greater than the HLS Fund's net asset value, which could result in increased volatility of the price of the HLS Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an HLS Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before an HLS Fund is able to purchase them, or an HLS Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, an HLS Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

         OTHER INVESTMENT COMPANIES Each HLS Fund is permitted to invest in other investment companies. The investment companies in which an HLS Fund would invest may or may not be registered under the 1940 Act. Small Cap Value HLS Fund may not invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission). Securities in certain countries are currently accessible to the HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, an HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the HLS Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the HLS Fund; or (3) more than 5% of the HLS Fund's total assets would be invested in any one such investment company.

         Blue Chip Stock HLS Fund may invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., money market funds managed by T. Rowe Price (Blue Chip Stock HLS Fund's subadviser) and made available to clients of T. Rowe Price. The T. Rowe Price Reserve Investment Fund does not charge investment advisory fees and T. Rowe Price received an exemptive order from the Securities and Exchange Commission that permits a fund to invest up to 25% of total assets in the T. Rowe Price Reserve Investment Fund. Multisector Bond HLS Fund may invest in shares that have AIM, the Fund's subadviser, or an affiliate of AIM as an investment adviser ("the Affiliated Money Market Funds"), provided that such purchases are in compliance with the 1940 Act. With respect to Multisector Bond HLS Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.

         REITS Mid Cap Stock HLS Fund, Multisector Bond HLS Fund and Small Cap Value HLS Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, an HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the HLS Fund.

         Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

         LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", each of the HLS Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Board, the HLS Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective HLS Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by an HLS Fund is not more than 33.33% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         ASSET COVERAGE To the extent required by SEC guidelines, an HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the HLS Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the HLS Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

         BORROWING Each HLS Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of an HLS Fund and will not be available for investment.

         PORTFOLIO TURNOVER The portfolio turnover rate for ________________ was significantly higher in fiscal year 2002 than in fiscal year 2001 primarily because of _________________.

                               HLS FUND MANAGEMENT

         The Company has a board of directors who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company; the first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and its officers.

NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                       NUMBER OF
                               POSITION     OFFICE*                                       PORTFOLIOS        OTHER
   NAME, AGE AND                 HELD         AND          PRINCIPAL OCCUPATION(S)          IN FUND     DIRECTORSHIPS
      ADDRESS                  WITH THE    LENGTH OF         DURING PAST 5 YEARS            COMPLEX        HELD BY
                               COMPANY       TIME                                          OVERSEEN       DIRECTOR
                                            SERVED                                        BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN        Director     Since 2002     Ms. Coleman has served as          75         N/A
(age 70)                                                  President of Saint Joseph
c/o St. Joseph College                                    College since 1991 and
1678 Asylum Avenue                                        President of Cashel House,
West Hartford, CT 06117                                   Ltd. (retail) since 1985.

DR. ROBERT M. GAVIN           Director     Since 1986     Dr. Gavin is an educational        75         Dr. Gavin is a
(age 62)                                                  consultant.  Prior to                         Director of
200 Hopmeadow Street                                      September 1, 2001, he was                     Systems &
Simsbury, CT 06089                                        President of Cranbrook                        Computer
                                                          Education Community and                       Technology
                                                          prior to July 1996 he was                     Corporation
                                                          President of Macalester
                                                          College, St. Paul, MN.

DUANE E. HILL                 Director     Since 2002     Mr. Hill is Partner                75         N/A
(age 57)                                                  Emeritus and a founding
200 Hopmeadow Street                                      partner of TSG Capital
Simsbury, CT 06089                                        Group, a private equity
                                                          investment firm that serves
                                                          as sponsor and lead
                                                          investor in leveraged
                                                          buyouts of middle market
                                                          companies. Mr. Hill is also
                                                          a Partner of TSG Ventures
                                                          L.P., a private equity
                                                          investment company that
                                                          invests primarily in
                                                          minority-owned small
                                                          businesses.


PHILLIP O. PETERSON           Director     Since 2000     Mr. Peterson is a mutual           75         N/A
(age 58)                                                  fund industry consultant.
11155 Kane Trail                                          He was a Partner of KPMG
Northfield, MN 55057                                      LLP, until July, 1999.

MILLARD HANDLEY PRYOR, JR.    Director     Since 2002     Mr. Pryor has served as            75         Mr. Pryor is a Director
(age 69)                                                  Managing Director of Pryor                    of Infodata Systems, Inc.
80 Lamberton Road                                         & Clark Company (real                         (software company),
Windsor, CT 06095                                         estate investment),                           CompuDyne Corporation
                                                          Hartford, CT, since June,                     (security products and
                                                          1992.                                         services) and Corcap, Inc.

JOHN KELLEY SPRINGER          Director     Since 2002     Mr. Springer served as             75         N/A
(age 71)                                                  Chairman of MedSpan, Inc.
27 Birch Point Lane                                       (health maintenance
Sunapee, NH 03782                                         organization) until March
                                                          2002.

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                       NUMBER OF
                               POSITION     OFFICE*                                       PORTFOLIOS        OTHER
   NAME, AGE AND                 HELD         AND          PRINCIPAL OCCUPATION(S)          IN FUND     DIRECTORSHIPS
      ADDRESS                  WITH THE    LENGTH OF         DURING PAST 5 YEARS            COMPLEX        HELD BY
                               COMPANY       TIME                                          OVERSEEN       DIRECTOR
                                            SERVED                                        BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**       Chairman     Since 2002      Mr. Marra is President and         75         Mr. Marra is
(age 44)                     of the                       Chief Operating Officer of                    a member of
P.O. Box 2999                Board and                    Hartford Life, Inc. He is                     the Board of
Hartford, CT 06104-2999      Director                     also a member of the Board                    Directors of
                                                          of Directors and a member                     The Hartford
                                                          of the Office of the                          Financial
                                                          Chairman for The Hartford                     Services
                                                          Financial Services Group,                     Group, Inc.
                                                          Inc., the parent company of
                                                          Hartford Life.  Named
                                                          President of Hartford Life
                                                          in 2001 and COO in 2000,
                                                          Mr. Marra served as
                                                          Director of Hartford Life's
                                                          Investment Products
                                                          Division from 1998 to
                                                          2000.  He was head of the
                                                          company's Individual Life
                                                          and Annuities Division from
                                                          1994 to 1998 after being
                                                          promoted to Senior Vice
                                                          President in 1994 and to
                                                          Executive Vice President in
                                                          1996.  Mr. Marra is also a
                                                          Managing Member and
                                                          President of HIFSCO and HL
                                                          Advisors.

LOWNDES ANDREW SMITH**       Director     Since 2002      Mr. Smith served as Vice           75         N/A
(age 63)                                                  Chairman of Hartford
62 Little Stannard                                        Financial Services Group,
Beach Road                                                Inc. from  February 1997 to
Westbrook, CT 06498                                       January 2002, as President
                                                          and Chief Executive Officer
                                                          of Hartford Life, Inc. from
                                                          February 1997 to January
                                                          2002, and as President and
                                                          Chief Operating Officer of
                                                          The Hartford Life Insurance
                                                          Companies from January 1989
                                                          to January 2002.

DAVID M. ZNAMIEROWSKI**      President    Since 2001      Mr. Znamierowski currently         51         N/A
(age 42)                                                  serves as President of
55 Farmington Avenue                                      Hartford Investment
Hartford, CT 06105                                        Management Company
                                                          ("HIMCO"); Senior Vice
                                                          President and Chief
                                                          Investment Officer for
                                                          Hartford Life Insurance
                                                          Company; Senior Vice
                                                          President of Hartford Life,
                                                          Inc.; Senior Vice President
                                                          and Chief Investment
                                                          Officer of The Hartford
                                                          Financial Services Group,
                                                          Inc.  Mr. Znamierowski is
                                                          also a Managing Member and
                                                          Senior Vice President of
                                                          Hartford Investment
                                                          Financial Services, LLC
                                                          ("HIFSCO") and HL
                                                          Investment Advisors, LLC
                                                          ("HL Advisors").

ROBERT W. BELTZ, JR.         Vice         Since 1993      Mr. Beltz currently serves         N/A        N/A
(age 53)                     President                    as Vice President,
500 Bielenberg Drive                                      Securities Operations of
Woodbury, Minnesota                                       Hartford Administrative
55125                                                     Services Company
                                                          ("HASCO").  He also has
                                                          served as Assistant Vice
                                                          President of Hartford Life
                                                          Insurance Company since
                                                          December 2001.

KEVIN J. CARR                Vice         Since 2001      Mr. Carr has served as             N/A        N/A
(age 48)                     President                    Assistant General Counsel
55 Farmington Avenue         and                          since 1999, Counsel since
Hartford, CT 06105           Secretary                    November 1996 and Associate
                                                          Counsel since November
                                                          1995, of The Hartford
                                                          Financial Services Group,
                                                          Inc.

WILLIAM H. DAVISON, JR.      Vice         Since 2002      Mr. Davison is a Managing          N/A        N/A
(age 45)                     President                    Director and Director of
55 Farmington Avenue                                      Funds Management Group of
Hartford, CT 06105                                        Hartford Investment
                                                          Management Company.  Mr.
                                                          Davison is also a Vice
                                                          President of HIFSCO and HL
                                                          Advisors.

BRUCE FERRIS                 Vice         Since 2002      Mr. Ferris serves as Vice          N/A        N/A
(age 46)                     President                    President and Director of
P.O. Box 2999                                             Sales and Marketing in the
Hartford, CT 06104-2999                                   Investment Products
                                                          Division of Hartford Life
                                                          Insurance Company.

TAMARA L. FAGELY             Vice         Since 1993      Ms. Fagely has served as           N/A        N/A
(age 43)                     President                    Vice President of Hartford
500 Bielenberg Drive                                      Administrative Services
Woodbury, Minnesota                                       Company since 1998; prior
55125                                                     to 1998, Second Vice
                                                          President of HASCO.  Ms.
                                                          Fagely is also an Assistant
                                                          Vice President of Hartford
                                                          Life Insurance Company.

GEORGE RICHARD JAY           Vice         Since 2001      Mr. Jay has served as              N/A        N/A
(age 50)                     President,                   Secretary and Director,
P.O. Box 2999                Controller                   Life and Equity Accounting
Hartford, CT 06104-2999      and                          and Financial Control, of
                             Treasurer                    Hartford Life Insurance
                                                          Company since 1987.

RYAN JOHNSON                 Vice         Since 2002      Mr. Johnson has served as          N/A        N/A
(age 41)                     President                    Vice President and a
P.O. Box 2999                                             director of sales and
Hartford, CT 06104-2999                                   marketing in the Investment
                                                          Products Division of
                                                          Hartford Life Insurance
                                                          Company since 1999.
                                                          Previously he was with
                                                          Guardian Insurance Company
                                                          in New York, New York.

STEPHEN T. JOYCE             Vice         Since 2001      Mr. Joyce currently serves         N/A        N/A
(age 43)                     President                    as Senior Vice President
P. O. Box 2999                                            and Director of
Hartford, CT 06104-2999                                   Institutional Products
                                                          Group for Hartford Life
                                                          Insurance Company.
                                                          Previously he served as
                                                          Vice President (1997-1999)
                                                          and Assistant Vice
                                                          President (1994-1997) of
                                                          Hartford Life Insurance
                                                          Company.

DAVID N. LEVENSON            Vice         Since 2001      Mr. Levenson serves as             N/A        N/A
(age 36)                     President                    Senior Vice President of
P.O. Box 2999                                             the Hartford Life Insurance
Hartford, CT 06104-2999                                   Company's Retail Product
                                                          Management Group and is
                                                          responsible for all retail
                                                          product management and
                                                          profitability.  Mr.
                                                          Levenson joined The
                                                          Hartford in 1995.  Mr.
                                                          Levenson is also a Senior
                                                          Vice President of HIFSCO.

JOHN C. WALTERS              Vice         Since 2001      Mr. Walters serves as              N/A        N/A
(age 40)                     President                    Executive Vice President
P.O. Box 2999                                             and Director of the
Hartford, CT 06104-2999                                   Investment Products
                                                          Division of Hartford Life
                                                          Insurance Company.
                                                          Previously Mr. Walters was
                                                          with First Union
                                                          Securities.  Mr. Walters is
                                                          also a Managing Member and
                                                          Executive Vice President of
                                                          HIFSCO and HL Advisors.

*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HL Advisors, HIMCO or affiliated companies.

         All directors and officers of Hartford HLS Series Fund II, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being an officer of Hartford HLS Series Fund II, Inc., Mr. Znamierowski is also a director of two other registered investment companies in the fund complex and an officer of four other registered investment companies in the fund complex.

         STANDING COMMITTEES. The board of directors of the Company has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Company. The Audit Committee (i) oversees the HLS Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the HLS Funds' financial statements and the independent audit thereof, and
(iii) acts as a liaison between the HLS Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee met _____ times and _____ times, respectively, during the fiscal year ended December 31, 2002.

         The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

       NAME OF DIRECTOR      DOLLAR RANGE OF EQUITY SECURITIES      AGGREGATE DOLLAR RANGE OF EQUITY
                                    IN THE FUND                       SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                                                                        BY DIRECTOR IN FAMILY OF
                                                                          INVESTMENT COMPANIES
Winifred Ellen Coleman

Dr. Robert M. Gavin

Duane E. Hill

Thomas M. Marra

Phillip O. Peterson

Millard Handley Pryor, Jr.

Lowndes Andrew Smith

John Kelley Springer

         COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the fees paid by the Company to the non-interested directors for the fiscal year ended December 31, 2002 and certain other information.

                                                            PENSION OR                            TOTAL COMPENSATION
                                       AGGREGATE       RETIREMENT BENEFITS     ESTIMATED ANNUAL   FROM THE HLS FUNDS
  NAME OF PERSON, POSITION         COMPENSATION FROM    ACCRUED AS PART OF      BENEFITS UPON      AND FUND COMPLEX
                                      THE COMPANY         FUND EXPENSES           RETIREMENT      PAID TO DIRECTORS*
--------------------------------------------------------------------------------------------------------------------
Winifred E. Coleman, Director**

Allen R. Freedman, Director***

Dr. Robert M. Gavin, Director

Duane E. Hill, Director**

Jean L. King, Director***

Phillip O. Peterson, Director

Robb L. Prince, Director***

Millard H. Pryor, Director**

Leonard J. Santow, Director***

Noel F. Schenker, Director***

Dr. Lemma W. Senbet, Director***

Lowndes A. Smith, Director**

John K. Springer, Director**

*As of December 31, 2002, five registered investment companies in the fund complex paid compensation to the directors.

**Newly elected director on July 19, 2002.

***Retired from the board of directors in ________, 2002.

         [As of March 31, 2003, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each HLS Fund.]

         The Company's Articles of Incorporation provide that the Company to the fullest extent permitted by Maryland law and the federal securities laws may indemnify the directors, officers and employees of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The Company, on behalf of each HLS Fund, has entered into an investment management agreement with HL Investment Advisors LLC ("HL Advisors"). The investment management agreement provides that HL Advisors, subject to the supervision and approval of the Company's board of directors, is responsible for the management of each HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. The investment management agreement does not require HL Advisors to bear the costs of the HLS Funds' transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Administrative services provided by Hartford Life to the HLS Funds are covered by the management fee paid by each HLS Fund to HL Advisors under the applicable investment management agreement. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, each HLS Fund pays for these services directly.

         HL Advisors has entered into sub-advisory agreements with the subadvisers of each HLS Fund. Under the sub-advisory agreements, subject to the general supervision of the board of directors and HL Advisors, the subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

         The Company has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new subadvisers, with approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable Fund. Within 90 days after hiring any new subadviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated subadviser unless contract holders approve such agreement.

         The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the contract holders participating in the relevant Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and
         Item 22 of Schedule 14A under the 1934 Act, except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for an HLS Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the HLS Fund and the contract holders participating in that HLS Fund and does not involve a conflict of interest from which HL Advisors or the affiliated subadviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to the Company and the HLS Funds, including overall supervisory responsibility for the general management and investment of each HLS Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set each HLS Fund's overall investment strategies;
         (b) evaluate, select and recommend subadvisers to manage all or a part of an HLS Fund's assets; (c) allocate and, when appropriate, reallocate an HLS Fund's assets among multiple subadvisers; (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the relevant HLS Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the HLS Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-HLS Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

12. When a subadviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.

         As provided by the investment management agreement, each HLS Fund pays a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value as follows:

BLUE CHIP STOCK HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $100,000,000                                             0.900%
Amount over $100 million                                       0.850%

CAPITAL OPPORTUNITIES HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $200,000,000                                             0.900%
Next $300,000,000                                              0.850%
Amount over $500 million                                       0.800%

INTERNATIONAL STOCK HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $100,000,000                                             0.850%
Amount over $100 million                                       0.800%

LARGE CAP GROWTH HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $100,000,000                                             0.900%
Next $100,000,000                                              0.850%
Amount over $200 million                                       0.800%

MID CAP STOCK HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $100,000,000                                             0.900%
Next $150,000,000                                              0.850%
Amount over $250 million                                       0.800%

MULTISECTOR BOND HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $100,000,000                                             0.750%
Amount over $100 million                                       0.650%

SMALL CAP VALUE HLS FUND

NET ASSET VALUE                                           ANNUAL RATE
---------------                                           -----------
First $50,000,000                                              0.900%
Amount over $50 million                                        0.850%

         HL Advisors, not any HLS Fund, pays the subadvisory fees to the subadvisers. The sub-advisory fee rates are as follows:

FUND                                              SUBADVISER        NET ASSET VALUE                        ANNUAL RATE
----                                              ----------        ---------------                        -----------
Blue Chip Stock HLS Fund                        T. Rowe Price       For the first $50 million                  0.500%
                                                                    For assets over $50 million                0.400%
Capital Opportunities HLS Fund                       MFS            For the first $200 million                 0.500%
                                                                    $200-$500 million                          0.450%
                                                                    For assets over $500 million               0.400%
International Stock HLS Fund                        Lazard          For the first $100 million                 0.450%
                                                                    For assets over $100 million               0.375%
Large Cap Growth HLS Fund                          Alliance         For the first $100 million                 0.500%
                                                                    For the next $100 million                  0.450%
                                                                    For assets over $200 million               0.400%
Mid Cap Stock HLS Fund                             Dreyfus          For the first $100 million                 0.500%
                                                                    $200-$500 million                          0.450%
                                                                    For assets over $500 million               0.400%
Multisector Bond HLS Fund                            AIM            For the first $200 million                 0.450%
                                                                    For assets over $200 million               0.400%
Small Cap Value HLS Fund                            Janus           For the first $50 million                  0.500%
                                                                    For assets over $50 million                0.450%

         For the Small Cap Value HLS Fund, Janus Capital Management LLC ("Janus") pays Perkins, Wolf, McDonnell & Company (the "Manager") an amount equal to .25 of 1% of the Fund's first $50 million of average daily net assets and .225 of 1% of the Fund's net assets in excess of $50 million.

         The HLS Funds paid the following advisory fees to their previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:

FUND NAME                                                        2002                2001                2000
---------                                                        ----                ----                ----
Blue Chip Stock HLS Fund                                                           2,198,208          2,588,798
Capital Opportunities HLS Fund                                                       188,026             75,221
International Stock HLS Fund                                                       1,030,103          1,230,122
Large Cap Growth HLS Fund                                                            815,547            932,247
Mid Cap Stock HLS Fund                                                               367,450            311,502
Multisector Bond HLS Fund                                                            208,128            161,419
Small Cap Value HLS Fund                                                             733,107            401,636

         For the last three fiscal years, HL Advisors (on or after April 2, 2001) or the HLS Funds' previous investment adviser (prior to April 2, 2001) paid sub-advisory fees to their respective sub-adviser as follows:

HLS FUND NAME                                                    2002                2001                2000
---------                                                        ----                ----                ----
Blue Chip Stock HLS Fund                                                          $1,060,921         $1,127,663
Capital Opportunities HLS Fund (1)                                                   $89,323            $41,790
International Stock HLS Fund                                                        $534,401           $628,181
Large Cap Growth HLS Fund                                                           $453,301           $516,783
Mid Cap Stock HLS Fund                                                              $204,140           $173,085
Multisector Bond HLS Fund                                                           $124,878            $91,824
Small Cap Value HLS Fund                                                            $399,879           $223,251

(1)      Inception date: May 1, 2000.

         Pursuant to the investment management agreement and investment sub-advisory agreements, neither HL Advisors, nor the subadvisers are liable to the HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the subadvisers in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

         HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2002, HL Advisors had over $40.1 billion in assets under management.

         At a meeting of the board of directors of the Company on August 1, 2002, the board of directors unanimously approved the renewal of the existing investment management agreements, investment sub-advisory agreements and investment services agreements with respect to the HLS Funds (except for sub-advisory agreements with respect to Small Cap Value HLS Fund as discussed below). In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the HLS Funds by HL Advisors and each of the investment subadvisers, including the performance of each HLS Fund relative to an appropriate benchmark as well as compared to the HLS Fund's appropriate peer group. The board also reviewed the investment management fees paid to HL Advisors, and by HL Advisors to the investment subadvisers. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for HLS Funds that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the HLS Funds. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the HLS Funds. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the HLS Funds which can increase revenue paid to HL Advisors and its affiliates. Finally, the board reviewed information regarding the costs of providing advisory services to the HLS Funds, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the HLS Funds and their shareholders for the board to renew the existing investment management agreement, investment sub-advisory agreement and investment services agreement with respect to each HLS fund, as applicable.

         At a meeting of the board of directors of the Company on February 4, 2003, the board of directors unanimously approved investment sub-advisory agreements with respect to Small Cap Value HLS Fund. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services to be provided to Small Cap Value HLS Fund by the investment subadvisers and reviewed historical performance information. The board also reviewed the fees to be paid to the investment subadvisers. Based upon its review, the board concluded that it is in the interest of Small Cap Value HLS Fund and its shareholders for the board to approve the investment sub-advisory agreements with respect to Small Cap Value HLS Fund.

         In arriving at their decision to approve or renew of each of the agreements, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

         The investment management agreement and investment subadvisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreements may be terminated without penalty on 60 days' notice at the option of either party to the contract or by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund. The investment subadvisory agreements may be terminated at any time without the payment of any penalty by the board of directors, by vote of a majority of the outstanding voting securities of the respective HLS Fund, or by HL Advisors upon 60 days' notice to the subadviser, and by the subadviser upon 90 days' written notice to HL Advisors (with respect to that HLS Fund only). The investment subadvisory agreements also terminate automatically upon the termination of the corresponding investment management agreement.

         HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

         The Company and HL Advisors have each adopted a Code of Ethics designed to protect the interests of each HLS Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by an HLS Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, the subadvisers are primarily responsible for the investment decisions of each HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While each subadviser generally seeks reasonably competitive spreads or commissions, the HLS Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, the sub-advisers may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HL Advisors, the sub-advisers may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the HLS Funds.

         Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

         The subadvisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the subadvisers may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         While the subadvisers seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, broker-dealers who provide investment research to the subadvisers may receive orders for transactions from the subadvisers. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to the subadvisers, or their affiliates, in advising various of their clients (including the HLS Funds), although not all of these services are necessarily useful and of value in managing the HLS Funds. The management fee paid by an HLS Fund is not reduced because the subadvisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), a subadviser may cause an HLS Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the subadviser an amount in respect of securities transactions for the HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

         Investment decisions for the HLS Funds are made independently from those of any other clients that are managed by the subadvisers or their affiliates. If, however, accounts managed by the subadvisers are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in a manner determined by the subadviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue). Likewise, if accounts managed by the subadvisers are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

         Accounts managed by the subadvisers (or their affiliates) may hold securities held by an HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by the subadviser for one or more clients when one or more clients are selling the same security.

         For the last three fiscal years, each HLS Fund has paid the following brokerage commissions:

FUND                                                         2002             2001            2000
----                                                         ----             ----            ----
Blue Chip Stock HLS Fund                                                    $229,428         $230,096
Capital Opportunities HLS Fund                                               $57,284          $24,150
International Stock HLS Fund                                                $277,398         $288,807
Large Cap Growth HLS Fund                                                   $138,054         $136,693
Mid Cap Stock HLS Fund                                                       $71,808          $65,396
Small Cap Value HLS Fund                                                    $148,269         $195,769

         In general, changes in the amount of brokerage commissions paid by an HLS Fund are due primarily to that HLS Fund's asset growth, cash flows and changes in portfolio turnover.

         Multisector Bond HLS Fund did not pay brokerage commissions during its last three fiscal years.

         For the fiscal year ended December 31, 2002, ___________paid __________ in brokerage commissions to firms that provided research and execution services. The total amount of the transactions on which these commissions were paid was $______________.

                                HLS FUND EXPENSES

         Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses (except that HL Advisors currently pays HISCO's fees and expenses for HISCO's provision of transfer agency and dividend and distribution disbursing agency services to each of the HLS Funds); custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each HLS Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under certain HLS Fund's Rule 12b-1 distribution plan for Class IB shares, which are offered by other HLS Funds through a separate SAI, and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                            DISTRIBUTION ARRANGEMENTS

         Each HLS Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates, and by entities associated with The Hartford, Fortis Benefits and First Fortis, and to certain qualified retirement plans.

         The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HLS Funds' shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase or sale (redemption) of HLS Fund shares, see "Purchase and Redemption of Fund Shares" in the HLS Funds' Prospectus.

                            SUSPENSION OF REDEMPTIONS

         Under unusual circumstances, an HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable or (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds' Prospectus. The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by each HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company's board of directors.

         Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

         CAPITAL STOCK The board of directors of the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of one class of shares for each HLS Fund, designated as Class IA shares, and have authorized the issuance of another class of shares for Small Cap Value HLS Fund and for certain other HLS Funds (Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund), designated as Class IB shares, that are offered through separate SAIs. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

         [Fortis Benefits (or its affiliates), as of March 31, 2003, was the sole shareholder of record of each HLS Fund (such shares are held for the benefit of contractholders and policy owners).]

         VOTING Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Most of the shares of the HLS Funds are held of record by insurance companies. The insurance companies will generally vote HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

         Matters in which the interests of all the HLS Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate HLS Funds. Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund. Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund. Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

         OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                        n
                                  P(1+T)  = ERV

Where:

P  =  a hypothetical initial payment of           n    =   number of years
      $1,000, less the maximum sales load
      applicable to a Fund                        ERV  =   ending redeemable value of the
                                                           hypothetical $1,000 initial payment
T  =  average annual total return                          made at the beginning of the
                                                           designated period (or fractional
                                                           portion thereof)

         The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

         Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

         Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

         NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standarized Returns"). Non-Standarized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         The chart below sets forth certain standardized and non-standardized performance information for periods ending on December 31, 2002 for the Class IA shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

         The manner in which total return and yield are calculated is described above. The following table sets forth the average annual total return and, where applicable, the yield for each HLS Fund shown for periods ending December 31, 2002.

                                                           TOTAL RETURN                     YIELD
                                             ----------------------------------------------------
HLS FUND                                      SINCE                      5         10      30-DAY
(INCEPTION DATE)                             INCEPTION     1 YEAR      YEARS      YEARS     YIELD
                                             ---------     ------      -----      -----    ------
Blue Chip Stock HLS Fund
   Class IA (May 1, 1996)
Capital Opportunities HLS Fund
   Class IA (May 1, 2000)
International Stock HLS Fund
   Class IA (January 3, 1995)
Large Cap Growth HLS Fund
   Class IA (May 1, 1998)
Mid Cap Stock HLS Fund
   Class IA (May 1, 1998)
Multisector Bond HLS Fund
   Class IA (January 3, 1995)
Small Cap Value HLS Fund
   Class IA (May 1, 1998)

         Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends, Capital Gains and Taxes" in the HLS Funds' Prospectuses).

         Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                    a-b     6
                                 2[(--- + 1)  - 1]
                                    cd

Where:

a     =    net investment income earned during             c     =    the average daily number of shares of
           the period attributable to the subject                     the subject class outstanding during
           class                                                      the period that were entitled to
                                                                      receive dividends
b     =    net expenses accrued for the period
           attributable to the subject class               d     =    the maximum offering price per share
                                                                      of the subject class on the last day
                                                                      of the period

         Net investment income will be determined in accordance with rules established by the SEC.

         GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

         The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

         The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

         The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

         The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

         The Lehman Brothers Aggregate Bond Index is an unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

         The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial-backed securities. To be eligible for inclusion a security must meet the following rules: must have at least one year to final maturity; must have at least $150 million of par outstanding; must be rated investment grade by Moody's, or if no Moody's rating is available, it must be rated at least investment grade by either S&P or Fitch, Inc.; must be fixed rate and must be publicly issued.

         The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Bond Index.

         The Lehman Brothers Government/Credit Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Credit Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

         The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

         The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years.

         The Lehman Brothers U.S. Government Index an unmanaged index of government bonds with maturities of one year or more.

         The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

         The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

         The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

         The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (I.E., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

         The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

         The Morgan Stanley Capital International Europe, Australia, Far East GDP Index (the "EAFE Index") is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

         The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index that measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australian, New Zealand and the Far East.

         The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

         The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

         The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

         The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures performance of both developed and emerging stock markets, excluding the US. The index is calculated to exclude companies and shares classes which cannot be freely purchased by foreigners.

         The MSCI AC (All Country) World Index Free-Telecommunication Services Index is a free float-adjusted marked capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

         The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

         The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

         In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute), may be used to illustrate investment attributes of the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

         From time to time, in reports or promotional literature, the HLS Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the HLS Funds; the HLS Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The HLS Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

         From time to time, the HLS Funds and HL Advisors also may refer to the following information:

         - The geographic and industry distribution of the HLS Funds' portfolios and the HLS Funds' top ten holdings;

         - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;

         - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;

         - Allegorical stories illustrating the importance of persistent long-term investing;

         - An HLS Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;

         - Historical information regarding HL Advisors, the subadvisers and their affiliates; and

         - Historical information regarding the asset size of one or more HLS Funds.

         Each HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

         From time to time the Company may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

         The HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and reduces an investor's return under the Contract. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

         Each HLS Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each HLS Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If an HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which the Company intends each HLS Fund to do), then under the provisions of Subchapter M, the HLS Fund should have little or no income taxable to it under the Code. In particular, an HLS Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

         An HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the HLS Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the HLS Fund's taxable year, (a) at least 50% of the value of the HLS Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HLS Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

         The HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the HLS Funds' only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

         Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS

Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.

         The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

         - no more than 55% of a Fund's total assets may be represented by any one investment

         -        no more than 70% by any two investments

         -        no more than 80% by any three investments

         -        no more than 90% by any four investments

         Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

         Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these HLS Funds' assets to be invested within various countries is not now known. The Company intends that the HLS Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

         An HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HLS Fund and defer losses of the HLS Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the HLS Fund, (2) could require such an HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of each HLS Fund, seeks to make the appropriate tax elections on behalf of the HLS Fund and seeks to make the appropriate entries in the HLS Fund's books and records when the HLS Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the HLS Fund as a REGULATED INVESTMENT COMPANY.

         If for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the HLS Funds' investment advisers and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HLS Fund's investment subadviser might otherwise select.

         As of December 31, 2002, the following HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

                                                               EXPIRATION DATES:
       HLS FUND NAME                       AMOUNT                DECEMBER 31,












         If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

         Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.

         Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because an HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

         Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HLS Fund generally are not subject to federal income tax on HLS Fund earnings or distributions or on gains realized upon the sale or redemption of HLS Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

         Portfolio securities of each HLS Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

         Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The transfer agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

         Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Funds' distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The audited financial statements and the financial highlights for the fiscal year ended December 31, 2002 have been audited by ________, independent public accountants, as set forth in their report with respect thereto. Such financial statements and financial highlights, and the audited financial statements and the financial highlights for the periods ended on or before December 31, 2001, are incorporated by reference herein in reliance upon such reports given on the authority of the independent accountants as experts in accounting and auditing. The principal business address of ___________________ is _______________________________________.

         On August 1, 2002, the board of directors of Hartford HLS Series Fund II, Inc. dismissed _____________, _______________________, as the independent public accountants to the HLS Funds. The Company's Audit Committee recommended the change of independent accountants.

         The report of _____________________ on the financial statements for the fiscal year ended December 31, 2002 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended December 31, 2002, there have been no disagreements with ____________ on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of ______________, would have caused them to make reference thereto in their report on the financial statements for such year.

         During the two most recent fiscal years, the audit reports of _________ contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with ____________ on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of _______________ would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                              FINANCIAL STATEMENTS

         The Company's audited financial statements for the year ended December 31, 2002, together with the notes thereto and report of _______________________, independent public accountants to the Company, and the audited financial statements for the periods ended on or before December 31, 2001, contained in the Company's annual report as filed with the SEC, are incorporated by reference into this SAI.

                                    APPENDIX

          The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

          MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

          STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

          AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

          A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

          BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

          BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

          MOODY'S

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

          STANDARD & POOR'S

          The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     -    Liquidity ratios are adequate to meet cash requirements.

     - Liquidity ratios are basically as follows, broken down by the type of issuer:

                    Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                    Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                    Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

     - The issuer has access to at least two additional channels of borrowing.

     - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

     - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

     -    The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

          FITCH, INC.

          The following ratings scale applies to foreign currency and local currency ratings.

          INVESTMENT GRADE

          AAA
          Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA
          Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A
          High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB
          Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

          BB
          Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B
          Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC, C
          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

          DDD, DD, D
          Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

          FITCH, INC.

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

          F1
          Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          F2
          Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F3
          Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B
          Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          C
          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          D
          Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD HLS SERIES FUND II, INC.

                        HARTFORD SMALL CAP VALUE HLS FUND

                                    CLASS IB

     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund. A free copy of the prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectus:  May ___, 2003
Date of Statement of Additional Information: May ___, 2003

TABLE OF CONTENTS                                                           PAGE
GENERAL INFORMATION                                                            1
INVESTMENT OBJECTIVES AND POLICIES                                             1
FUND MANAGEMENT                                                               15
INVESTMENT MANAGEMENT ARRANGEMENTS                                            26
PORTFOLIO TRANSACTIONS AND BROKERAGE                                          29
FUND EXPENSES                                                                 30
DISTRIBUTION ARRANGEMENTS                                                     31
PURCHASE AND REDEMPTION OF SHARES                                             31
SUSPENSION OF REDEMPTIONS                                                     31
DETERMINATION OF NET ASSET VALUE                                              31
OWNERSHIP AND CAPITALIZATION OF THE FUND                                      32
INVESTMENT PERFORMANCE                                                        32
TAXES                                                                         36
CUSTODIAN                                                                     38
TRANSFER AGENT                                                                38
DISTRIBUTOR                                                                   39
INDEPENDENT PUBLIC ACCOUNTANTS                                                39
FINANCIAL STATEMENTS                                                          39

APPENDIX                                                                     A-1

                               GENERAL INFORMATION

     This SAI relates to the Class IB shares of the Hartford Small Cap Value HLS Fund (the "Fund"). The Fund serves as an underlying investment vehicle for variable annuity and variable life insurance separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis") and for certain qualified retirement plans. The Fund offers Class IA and Class IB shares. Class IA shares are offered through one prospectus describing that class, while Class IB shares are offered through another prospectus describing that class. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to the Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $182 billion in assets as of December 31, 2002. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

     The Fund is an investment portfolio (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (the "Company") registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002, Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Fund was named as follows:

     PREVIOUS FUND NAME:                     CURRENT FUND NAME:

     Fortis Small Cap Value Series           Hartford Small Cap Value HLS Fund

     The Fund is a diversified fund.

     The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in the Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes.

     The Hartford Small Cap Value HLS Fund commenced operations in 1998.

                       INVESTMENT OBJECTIVES AND POLICIES

     Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.   FUNDAMENTAL RESTRICTIONS OF THE FUND

     The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectus and this SAI, approval of a "majority of the outstanding voting securities" of the Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund.

     The investment objectives and principal investment strategies of the Fund are set forth in the prospectus. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by certain non-fundamental restrictions and policies applicable to the Fund.

     1. The Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     2. The Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. The Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     4. The Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     5. The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     6. The Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

     The investment objective of the Fund is non-fundamental and may be changed without a shareholder vote.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND.

     The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

     The Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of the its total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

     4.   Sell securities short except for short sales against the box.

     5.   Invest more than 15% of its net assets in illiquid securities.

     6. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

C.   NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

     The Fund must:

     1. Maintain its assets so that, at the close of each quarter of its taxable year,

          (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

          (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

          These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

     2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter.

          (a) no more than 55% of the value of the assets in the Fund is represented by any one investment,

          (b) no more than 70% of the value of the assets in the Fund is represented by any two investments,

          (c) no more than 80% of the value of the assets in the Fund is represented by any three investments, and

          (d) no more than 90% of the value of the total assets of the Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

     The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. A further description of certain investment strategies of the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

     Certain descriptions in the prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the subadviser, subject to the overall supervision of HL Advisors. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.

     Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

     The Fund is permitted to enter into fully collateralized repurchase agreements. The board of directors has delegated to the subadviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

     The Fund's subadviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

     In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

     INFLATION-PROTECTED DEBT SECURITIES The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

     The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

     INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by the Fund's subadviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, the subadviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by the Fund's subadviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. The Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

     CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

     ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     EQUITY SECURITIES The Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

     The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance.

     SMALL CAPITALIZATION SECURITIES The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

     The Fund is permitted to invest its assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, the subadviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

     The Fund may invest in debt exchangeable for common stock, debt or equity-linked notes ("LNs") and similar linked securities (e.g., zero-strike warrants), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

     The Fund may invest in foreign securities without limitation.

     Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, the Fund that may invest in foreign securities may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that the Fund's subadviser deems to be creditworthy.

     The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities it holds or intends to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     The Fund may only write covered options. See "Asset Coverage" below.

     A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

     The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

     The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

     The Fund may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

     The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

     Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of the subadviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position;
(5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

     SWAP AGREEMENTS The Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

     The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Fund's subadviser to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the subadviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on the subadviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the subadviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

     ILLIQUID INVESTMENTS The Fund is permitted to invest in illiquid securities or other illiquid investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when the subadviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the board of directors.

     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the subadviser deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

     DOLLAR ROLLS In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the subadviser to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before the Fund is able to purchase them, or the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, the Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

     OTHER INVESTMENT COMPANIES The Fund may not invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission). Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, the Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or (3) more than 5% of the Fund's total assets would be invested in any one such investment company.

     REITs The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

     Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

     LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies," the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Board, the Fund may use or invest any cash collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

     ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or
(2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

     BORROWING The Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Fund does not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                                 FUND MANAGEMENT

     The Company has a board of directors who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company; the first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and its officers.

NON-INTERESTED DIRECTORS

                                                 TERM OF                                           NUMBER OF
                                 POSITION      OFFICE* AND                PRINCIPAL              PORTFOLIOS IN
                                 HELD WITH      LENGTH OF               OCCUPATION(S)            FUND COMPLEX         OTHER
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY     DIRECTORSHIPS
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR      HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN         Director       Since 2002      Ms. Coleman has served as               75               N/A
(age 70)                                                      President of Saint Joseph
c/o St. Joseph College                                        College since 1991 and President
1678 Asylum Avenue                                            of Cashel House, Ltd. (retail)
West Hartford, CT  06117                                      since 1985.

DR. ROBERT M. GAVIN            Director       Since 1986      Dr. Gavin is an educational             75         Dr. Gavin is a
(age 62)                                                      consultant. Prior to September                     Director of
200 Hopmeadow Street                                          1, 2001, he was President of                       Systems &
Simsbury, CT  06089                                           Cranbrook Education Community                      Computer
                                                              and prior to July 1996 he was                      Technology
                                                              President of Macalester College,                   Corporation
                                                              St. Paul, MN.

DUANE E. HILL                  Director       Since 2002      Mr. Hill is Partner Emeritus and        75              N/A
(age 57)                                                      a founding partner of TSG
200 Hopmeadow Street                                          Capital Group, a private equity
Simsbury, CT  06089                                           investment firm that serves as
                                                              sponsor and lead

                                                 TERM OF                                           NUMBER OF
                                 POSITION      OFFICE* AND                PRINCIPAL              PORTFOLIOS IN
                                 HELD WITH      LENGTH OF               OCCUPATION(S)            FUND COMPLEX         OTHER
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY     DIRECTORSHIPS
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR      HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
                                                              investor in leveraged buyouts of
                                                              middle market companies. Mr. Hill
                                                              is also a Partner of TSG Ventures
                                                              L.P., a private equity investment
                                                              company that invests primarily in
                                                              minority-owned small businesses.

PHILLIP O. PETERSON            Director       Since 2000      Mr. Peterson is a mutual fund           75         N/A
(age 58)                                                      industry consultant. He was a
11155 Kane Trail                                              Partner of KPMG LLP, until July,
Northfield, MN  55057                                         1999.

MILLARD HANDLEY PRYOR, JR.     Director       Since 2002      Mr. Pryor has served as Managing        75         Mr. Pryor is a
(age 69)                                                      Director of Pryor & Clark                          Director of
80 Lamberton Road                                             Company (real estate                               Infodata Systems,
Windsor, CT  06095                                            investment), Hartford, CT, since                   Inc. (software
                                                              June, 1992.                                        company),
                                                                                                                 CompuDyne
                                                                                                                 Corporation
                                                                                                                 (security
                                                                                                                 products and
                                                                                                                 services) and
                                                                                                                 Corcap, Inc.



JOHN KELLEY SPRINGER           Director       Since 2002      Mr. Springer served as Chairman         75         N/A
(age 71)                                                      of MedSpan, Inc. (health
27 Birch Point Lane                                           maintenance organization) until
Sunapee, NH  03782                                            March 2002.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**         Chairman of    Since 2002      Mr. Marra is President and Chief        75         Mr. Marra is
(age 44)                       the Board                      Operating Officer of Hartford                      a member of
P.O. Box 2999                  and Director                   Life, Inc. He is also a member of                  the Board of
Hartford, CT 06104-2999                                       the Board of Directors and a                       Directors of
                                                              member of the                                      The Hartford
                                                              Office of the Chairman for The                     Financial
                                                              Hartford Financial Services                        Services
                                                              Group, Inc., the parent company                    Group, Inc.
                                                              of Hartford Life.  Named
                                                              President of Hartford Life in
                                                              2001 and COO in 2000, Mr. Marra
                                                              served as Director of Hartford
                                                              Life's Investment Products
                                                              Division from 1998 to 2000.  He
                                                              was head of the company's
                                                              Individual Life and Annuities
                                                              Division from 1994 to
                                                              1998 after being promoted to
                                                              Senior Vice President in 1994 and
                                                              to Executive Vice President in
                                                              1996.  Mr. Marra is also a
                                                              Managing Member and President of

                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
                                                              HIFSCO and HL Advisors.

LOWNDES ANDREW SMITH**         Director       Since 2002      Mr. Smith served as Vice Chairman       75              N/A
(age 63)                                                      of Hartford Financial Services
62 Little Stannard Beach Road                                 Group, Inc. from  February 1997
Westbrook, CT  06498                                          to January 2002, as President and
                                                              Chief Executive Officer of
                                                              Hartford Life, Inc. from February
                                                              1997 to January 2002, and as
                                                              President and Chief Operating
                                                              Officer of The Hartford Life
                                                              Insurance Companies from January
                                                              1989 to January 2002.

DAVID M. ZNAMIEROWSKI**        President      Since 2001      Mr. Znamierowski currently serves       51              N/A
(age 42)                                                      as President of Hartford
55 Farmington Avenue                                          Investment Management Company
Hartford, CT  06105                                           ("HIMCO"); Senior Vice President
                                                              and Chief Investment Officer for
                                                              Hartford Life Insurance Company;
                                                              Senior Vice President of Hartford
                                                              Life, Inc.; Senior Vice President
                                                              and Chief Investment

                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
                                                              Officer of The Hartford Financial
                                                              Services Group, Inc.
                                                              Mr. Znamierowski is also a
                                                              Managing Member and Senior Vice
                                                              President of Hartford Investment
                                                              Financial Services, LLC
                                                              ("HIFSCO") and HL Investment
                                                              Advisors, LLC ("HL Advisors").

ROBERT W. BELTZ, JR.           Vice           Since 1993      Mr. Beltz currently serves as           N/A             N/A
(age 53)                       President                      Vice President, Securities
500 Bielenberg Drive                                          Operations of Hartford
Woodbury, Minnesota  55125                                    Administrative Services Company
                                                              ("HASCO"). He also has served as
                                                              Assistant Vice President of
                                                              Hartford Life Insurance Company
                                                              since December 2001.

                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.        Vice           Since 2002      Mr. Davison is a Managing               N/A             N/A
(age 45)                       President                      Director and Director of Funds
55 Farmington Avenue                                          Management Group of Hartford
Hartford, CT 06105                                            Investment Management Company.
                                                              Mr. Davison is also a Vice
                                                              President of HIFSCO and HL
                                                              Advisors.

BRUCE FERRIS                   Vice           Since 2002      Mr. Ferris serves as Vice               N/A             N/A
(age 46)                       President                      President and Director of Sales
P.O. Box 2999                                                 and Marketing in the Investment
Hartford, CT 06104-2999                                       Products Division of Hartford
                                                              Life Insurance Company.

TAMARA L. FAGELY               Vice           Since 1993      Ms. Fagely has served as Vice           N/A             N/A
(age 43)                       President                      President of Hartford
500 Bielenberg Drive                                          Administrative Services Company
Woodbury, Minnesota  55125                                    since 1998; prior to 1998, Second
                                                              Vice President of HASCO.  Ms.
                                                              Fagely is also an Assistant Vice
                                                              President of Hartford Life
                                                              Insurance Company.

                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE           TIME                  DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY        SERVED                     YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY             Vice           Since 2001      Mr. Jay has served as Secretary         N/A             N/A
(age 50)                       President,                     and Director, Life and Equity
P.O. Box 2999                  Controller                     Accounting and Financial Control,
Hartford, CT 06104-2999        and Treasurer                  of Hartford Life Insurance
                                                              Company since 1987.

STEPHEN T. JOYCE               Vice           Since 2001      Mr. Joyce currently serves as           N/A             N/A
(age 43)                       President                      Senior Vice President and
P. O. Box 2999                                                Director of Institutional
Hartford, CT 06104-2999                                       Products Group for Hartford Life
                                                              Insurance Company. Previously he
                                                              served as Vice President
                                                              (1997-1999) and Assistant Vice
                                                              President (1994-1997) of Hartford
                                                              Life Insurance Company.


                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON              Vice           Since 2001      Mr. Levenson serves as Senior           N/A             N/A
(age 36)                       President                      Vice President of the Hartford
P.O. Box 2999                                                 Life Insurance Company's Retail
Hartford, CT 06104-2999                                       Product Management Group and is
                                                              responsible for all retail
                                                              product management and
                                                              profitability. Mr. Levenson
                                                              joined The Hartford in 1995. Mr.
                                                              Levenson is also a Senior Vice
                                                              President of HIFSCO.

RYAN JOHNSON                   Vice           Since 2002      Mr. Johnson has served as Vice          N/A             N/A
(age 41)                       President                      President and a director of sales
P.O. Box 2999                                                 and marketing in the Investment
Hartford, CT 06104-2999                                       Products Division of Hartford
                                                              Life Insurance Company since
                                                              1999. Previously he was with
                                                              Guardian Insurance Company in New
                                                              York, New York.

                                                                                                   NUMBER OF
                                                 TERM OF                                         PORTFOLIOS IN
                                 POSITION      OFFICE* AND                PRINCIPAL                 FUND             OTHER
                                 HELD WITH      LENGTH OF               OCCUPATION(S)              COMPLEX       DIRECTORSHIPS
                                    THE            TIME                 DURING PAST 5             OVERSEEN BY       HELD BY
  NAME, AGE AND ADDRESS           COMPANY         SERVED                    YEARS                  DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS                Vice           Since 2001      Mr. Walters serves as Executive         N/A             N/A
(age 40)                       President                      Vice President and Director of
P.O. Box 2999                                                 the Investment Products Division
Hartford, CT 06104-2999                                       of Hartford Life Insurance
                                                              Company. Previously Mr. Walters
                                                              was with First Union Securities.
                                                              Mr. Walters is also a Managing
                                                              Member and Executive Vice
                                                              President of HIFSCO and HL
                                                              Advisors.

KEVIN J. CARR                  Vice           Since 2001      Mr. Carr has served as Assistant        N/A             N/A
(age 48)                       President                      General Counsel since 1999,
55 Farmington Avenue           and                            Counsel since November 1996 and
Hartford, CT 06105             Secretary                      Associate Counsel since November
                                                              1995, of The Hartford Financial
                                                              Services Group, Inc.

*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HL Advisors, HIMCO or affiliated companies.

     All directors and officers of Hartford HLS Series Fund II, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being an officer of Hartford HLS Series Fund II, Inc., Mr.Znamierowski is also a director of two other registered investment companies in the fund complex and an officer of four other registered investment companies in the fund complex.

     STANDING COMMITTEES. The board of directors of the Company has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Company. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iii) acts as a liaison between the Fund's independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee met _____ times and _____ times, respectively, during the fiscal year ended December 31, 2002.

     The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in the Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
     NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES     SECURITIES IN ALL REGISTERED
                                        IN THE FUND               INVESTMENT COMPANIES OVERSEEN
                                                                     BY DIRECTOR IN FAMILY OF
                                                                       INVESTMENT COMPANIES
Winifred Ellen Coleman

Dr. Robert M. Gavin

Duane E. Hill

Thomas M. Marra

Phillip O. Peterson

Millard Handley Pryor, Jr.

Lowndes Andrew Smith

John Kelly Springer

     COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the fees paid by the Company to the non-interested directors for the fiscal year ended December 31, 2002 and certain other information.

                                                            PENSION OR                             TOTAL COMPENSATION
                                        AGGREGATE       RETIREMENT BENEFITS     ESTIMATED ANNUAL     FROM THE FUNDS
     NAME OF PERSON, POSITION       COMPENSATION FROM   ACCRUED AS PART OF       BENEFITS UPON      AND FUND COMPLEX
                                       THE COMPANY         FUND EXPENSES           RETIREMENT      PAID TO DIRECTORS*
---------------------------------------------------------------------------------------------------------------------
Winifred E. Coleman,

                                                            PENSION OR                             TOTAL COMPENSATION
                                        AGGREGATE       RETIREMENT BENEFITS     ESTIMATED ANNUAL     FROM THE FUNDS
     NAME OF PERSON, POSITION       COMPENSATION FROM   ACCRUED AS PART OF       BENEFITS UPON      AND FUND COMPLEX
                                       THE COMPANY         FUND EXPENSES           RETIREMENT      PAID TO DIRECTORS*
---------------------------------------------------------------------------------------------------------------------
Director**

Allen R. Freedman,
Director***

Dr. Robert M. Gavin,
Director

Duane E. Hill, Director**

Jean L. King, Director***

Phillip O. Peterson, Director

Robb L. Prince, Director***

Millard H. Pryor, Jr.,
Director**

Leonard J. Santow,
Director***

Noel F. Schenker, Director***

Dr. Lemma W. Senbet,
Director***

Lowndes A. Smith,
Director**

John K. Springer, Director**

     *As of December 31, 2002, five registered investment companies in the fund complex paid compensation to the directors.

     ** Newly elected director on July 19, 2002.

     *** Retired from the board of directors in __________, 2002.

     [As of March 31, 2003, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Fund.]

     The Company's Articles of Incorporation provide that the Company to the fullest extent permitted by Maryland law and the federal securities laws may indemnify the directors, officers and employees of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     The Company, on behalf of the Fund, has entered into an investment management agreement with HL Investment Advisors LLC ("HL Advisors"). The investment management agreement provides that HL Advisors, subject to the supervision and approval of the Company's board of directors, is responsible for the management of the Fund. HL Advisors is responsible for investment management supervision of the Fund. The investment management agreement does not require HL Advisors to bear the costs of the Fund's transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the Fund including personnel, services, equipment and facilities and office space for proper operation of the Fund. Administrative services provided by Hartford Life to the Fund are covered by the management fee paid by the Fund to HL Advisors under the applicable investment management agreement. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, the Fund pays for these services directly.

     HL Advisors has entered into a sub-advisory agreement with the subadviser of the Fund. Under the sub-advisory agreement, subject to the general supervision of the board of directors and HL Advisors, the subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

     The Company has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new subadvisers, with approval by the Board of Directors and without obtaining approval from those contract holders that participate in the Fund. Within 90 days after hiring any new subadviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated subadviser unless contract holders approve such agreement.

     The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the contract holders participating in the Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of
     Schedule 14A under the 1934 Act, except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in
     Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for the Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the Fund and the contract holders participating in the Fund and does not involve a conflict of interest from which HL Advisors or the affiliated subadviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to the Company and the Fund, including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of the Fund's assets; (c) allocate and, when appropriate, reallocate the Fund's assets among multiple subadvisers;
     (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

12. When a subadviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.

     As provided by the investment management agreement, the Fund pays a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the Fund's average daily net asset value as follows:

SMALL CAP VALUE HLS FUND

             NET ASSET VALUE           ANNUAL RATE
             ---------------           -----------
             First $50,000,000              0.900%
             Amount over $50 million        0.850%

     HL Advisors, not the Fund, pays the subadvisory fees to Janus Capital Management LLC ("Janus"). The sub-advisory fee rates are as follows:

    FUND                       SUBADVISER   NET ASSET VALUE               ANNUAL RATE
    ----                       ----------   ---------------               -----------
    Small Cap Value HLS Fund     Janus      For the first $50 million        .500%
                                            For assets over $50 million      .450%

     Janus pays Perkins, Wolf, McDonnell & Company (the "Manager") an amount equal to .25 of 1% of the Fund's first $50 million of average daily net assets and .225 of 1% of the Fund's net assets in excess of $50 million.

     The Fund paid the following advisory fees to its previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:

               FUND NAME                              2002             2001            2000
               ---------                              ----             ----            ----
               Small Cap Value HLS Fund                              $ 733,107       $ 401,636

     For the last three fiscal years, HL Advisors (on or after April 2, 2001) or the Fund's previous investment adviser (prior to April 2, 2001) paid sub-advisory fees to their respective sub-adviser as follows:

               FUND NAME                              2002             2001            2000
               ---------                              ----             ----            ----
               Small Cap Value HLS Fund                              $ 399,879       $ 223,251

     Pursuant to the investment management agreement and investment sub-advisory agreement, neither HL Advisors, nor the subadviser is liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its respective agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the subadviser in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2002, HL Advisors had over $40.1 billion in assets under management.

     At a meeting of the board of directors of the Company on August 1, 2002, the board of directors unanimously approved the renewal of the existing investment management agreement with respect to the Fund. In this regard, the board of directors considered several factors relating to the agreement, including the following factors. The board reviewed the quality of the services provided to the Fund by HL Advisors, including the performance of the Fund relative to an appropriate benchmark as well as compared to the Fund's appropriate peer group. The board also reviewed the investment management fee paid to HL Advisors, and by HL Advisors to the investment subadviser. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for the Fund that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the Fund. Finally, the board reviewed information regarding the costs of providing advisory services to the Fund, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the Fund and its shareholders for the board to renew the existing investment management agreement.

     At a meeting of the board of directors of the Company on February 4, 2003, the board of directors unanimously approved investment sub-advisory agreements with respect to the Fund. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services to be provided to the Fund by the investment subadvisers and reviewed historical performance information. The board also reviewed the fees to be paid to the investment subadvisers. Based upon its review, the board concluded that it is in the interest of the Fund and its shareholders for the board to approve the investment sub-advisory agreements.

     In arriving at their decision to approve or renew each of the agreements, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

     The investment management agreement and investment subadvisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the contract or by vote of the holders of a majority of the outstanding voting securities of the Fund. The investment subadvisory agreements may be terminated at any time without the payment of any penalty by the board of directors, by vote of a majority of the outstanding voting securities of the Fund, or by HL Advisors upon 60 days' notice to the subadviser, and by the subadviser upon 90 days' written notice to HL Advisors. The investment subadvisory agreement also terminates automatically upon the termination of the investment management agreement.

     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Fund by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

     The Company and HL Advisors have each adopted a Code of Ethics designed to protect the interests of the Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, the subadviser is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While each subadviser generally seeks reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, the sub-adviser may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HL Advisors, the sub-adviser may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the Fund.

     Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

     The subadviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the subadviser may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions.

Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     While the subadviser seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to the subadviser may receive orders for transactions from the subadviser. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to the subadviser, or its affiliates, in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the subadviser, or its affiliates, receives these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), a subadviser may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the subadviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

     Investment decisions for the Fund are made independently from those of any other clients that are managed by the subadviser or its affiliates. If, however, accounts managed by the subadviser are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by the subadviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by the subadviser are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

     Accounts managed by the subadviser (or its affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be bought by the subadviser for one or more clients when one or more clients are selling the same security.

     For the last three fiscal years, the Fund has paid the following brokerage commissions:

               FUND NAME                              2002             2001            2000
               ---------                              ----             ----            ----
               Small Cap Value HLS Fund                              $ 148,269       $ 195,769

     In general, changes in the amount of brokerage commissions paid by the Fund are due primarily to the Fund's asset growth, cash flows and changes in portfolio turnover.

     For the fiscal year ended December 31, 2002, the Fund paid $_______ in brokerage commissions to firms that provided research and execution services. The total amount of the transactions on which these commissions were paid was $_________.

                                  FUND EXPENSES

     The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses (except that HL Advisors currently pays HISCO's fees and expenses for HISCO's provision of transfer agency and dividend and distribution disbursing agency services to the Fund); custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders, expenses related to distribution activities as provided under the Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Fund's operations and interest.

                            DISTRIBUTION ARRANGEMENTS

     The Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates, and by entities associated with The Hartford, Fortis Benefits and First Fortis, and to certain qualified retirement plans.

     The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Fund's shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase or sale (redemption) of Fund shares, see "Purchase and Redemption of Fund Shares" in the Fund's Prospectus.

                            SUSPENSION OF REDEMPTIONS

     Under unusual circumstances, the Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by Hartford Life in the manner described in the Fund's Prospectus. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company's board of directors.

     Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

                    OWNERSHIP AND CAPITALIZATION OF THE FUND

     CAPITAL STOCK The board of directors of the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares for the Small Cap Value HLS Fund, designated as Class IA (offered through another SAI) and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

     [Fortis Benefits (or its affiliates), as of March 31, 2003, was the sole shareholder of record of the Fund (such shares are held for the benefit of contractholders and policy owners).]

     VOTING Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Most of the shares of the Fund are held of record by insurance companies. The insurance companies will generally vote Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Fund. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

     Matters in which the interests of all the funds that are series of Hartford HLS Series Fund II, Inc. (the "HLS Funds") are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate HLS Funds. Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund. Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund. Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

     OTHER RIGHTS Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                        P(1+T)(TO THE POWER OF n) = ERV

Where:

P    =  a  hypothetical initial payment of    n    =  number of years
        $1,000, less the maximum sales load
        applicable to the Fund                ERV  =  ending redeemable value of
                                                      the hypothetical $1,000
T    =  average annual total return                   initial payment made at
                                                      the beginning of the
                                                      designated period (or
                                                      fractional portion
                                                      thereof)

     The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

     Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

     The Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standarized Returns"). Non-Standarized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     As the Class IB shares were not available in fiscal and calendar year 2002, no performance information is provided.

     The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods

(with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Fund's Prospectus).

     Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                     2[(a-b + 1)(TO THE POWER OF 6) - 1]
                        ---
                        cd
Where:

a    =  net investment income earned during   c    =  the average daily number
        the period attributable to the                of shares of the subject
        subject class                                 class outstanding during
                                                      the period that were
b    =  net expenses accrued for the period           entitled to receive
        attributable to the subject class             dividends

                                              d    =  the maximum offering price
                                                      per share of the subject
                                                      class on the last day of
                                                      the period

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Russell 2000 Index is broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

     The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

     The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

     In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute), may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     From time to time, in reports or promotional literature, the Fund may discuss, or provide quotes or commentary of its current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Fund may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

     From time to time, the Fund and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the Fund's portfolios and the Fund's top ten holdings;
     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
     - Allegorical stories illustrating the importance of persistent long-term investing;
     - The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;
     - Historical information regarding HL Advisors, the subadviser and their affiliates; and
     -    Historical information regarding the asset size of the Fund.

     The Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

     From time to time the Company may publish the sales of shares of the Fund on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The Fund is offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Fund should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Fund's performance information and reduces an investor's return under the Contract. The Fund's annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUND

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUND IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

     The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If the Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

     The Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The Fund should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the Fund's only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

     The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Fund. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to the Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     - no more than 55% of the Fund's total assets may be represented by any one investment

     -    no more than 70% by any two investments
     -    no more than 80% by any three investments
     -    no more than 90% by any four investments

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in the Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

     The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a REGULATED INVESTMENT COMPANY.

     If for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's investment adviser and the Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment subadviser might otherwise select.

     [For the fiscal year ended December 31, 2002, the fund had no capital loss carryforwards.]

     If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Fund would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. If the Fund acquires stock in foreign corporations, it may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

     Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

     If the Fund invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in the Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

     Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the Fund. The transfer agent issues and redeems shares of the Fund and disburses any dividends declared by the Fund.

                                   DISTRIBUTOR

     Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the Fund's distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audited financial statements and the financial highlights with respect to Class IA Shares of the Fund for the fiscal year ended December 31, 2002 have been audited by ______________, independent public accountants, as set forth in their report with respect thereto. Such financial statements and financial highlights, and the audited financial statements and the financial highlights for the periods ended on or before December 31, 2001, are incorporated by reference herein in reliance upon such reports given on the authority of the independent accountants as experts in accounting and auditing. The principal business address of ___________ is ___________________. The financial statements and the financial highlights with respect to Class IB Shares will be audited by
_______________.

     On August 1, 2002, the board of directors of Hartford HLS Series Fund II, Inc. dismissed ___________, ___________________________, as the independent public accountants to the HLS Funds. The Company's Audit Committee recommended the change of independent accountants.

     The report of ________________ on the financial statements with respect to Class IA Shares of the Fund for the fiscal year ended December 31, 2002 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended December 31, 2002, there have been no disagreements with ______________ on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of ______________, would have caused them to make reference thereto in their report on the financial statements for such year.

     During the two most recent fiscal years with respect to Class IA Shares of the Fund, the audit reports of ______________ contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with ____________ on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of _________________ would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                              FINANCIAL STATEMENTS

     The Company's audited financial statements with respect to Class IA Shares of the Fund for the year ended December 31, 2002, together with the notes thereto and report of ____________, independent public accountants to the Company, and the audited financial statements for the periods ended on or before December 31, 2001, contained in the Company's annual report as filed with the SEC, are incorporated by reference into this SAI. The annual report for Class IB Shares of the Fund will be available once Class IB Shares of the Fund have completed their first annual period.

                                    APPENDIX

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR's")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR's

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     -    Liquidity ratios are adequate to meet cash requirements.

     - Liquidity ratios are basically as follows, broken down by the type of issuer:

               Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

               Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

               Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

     - The issuer has access to at least two additional channels of borrowing.

     - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

     - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

     -    The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

          a.(i) Amended and Restated Articles of Incorporation (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          a.(ii) Amendment to the Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          a.(iii)   Articles Supplementary (filed herewith)

          b. By-Laws (incorporated by reference to Post-Effective Amendment #32 filed on January 24, 2003)

          c.        Not Applicable

          d.(i) Investment Management Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(ii) Investment Management Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(iii) Sub-Advisory Agreement with A I M Capital Management, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(iv) Investment Sub-Advisory Agreement with Alliance Capital Management L.P. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(v) Investment Sub-Advisory Agreement with The Dreyfus Corporation (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(vi) Investment Sub-Advisory Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(vii) Form of Investment Sub-Advisory Agreement with Janus Capital Management LLC (filed herewith)

          d.(viii) Form of Sub-Management Agreement between Janus Capital Management LLC and Perkins, Wolf, McDonnell and Company (filed herewith)
          d.(ix) Investment Sub-Advisory Agreement with Lazard Asset Management (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(x) Investment Sub-Advisory Agreement with Massachusetts Financial Services Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(xi) Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(xii) Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          e.(i)     Principal Underwriting Agreement (filed herewith)

          e.(ii) Amendment to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #32 filed on January 24, 2003)

          f.        Not Applicable

          g.(i) Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          g.(ii) Remote Access Services Addendum to Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          h.(i)     Transfer Agency and Service Agreement (filed herewith)

          h.(ii) Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          h.(iii) Amendment to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #32 filed on January 24, 2003)

          i.        Opinion and Consent of Counsel (to be filed by amendment)

          j. Consent of Independent Public Accountants (to be filed by amendment)

          k.        Not Applicable

          l.        Not Applicable

          m. Distribution Plan - Class IB Shares (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          n. Amended and Restated Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          o.        Not Applicable

          p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The
                    Hartford-Sponsored Mutual Funds (filed herewith)

          p.(ii) Code of Ethics of A I M Capital Management, Inc. (filed herewith)

          p.(iii) Code of Ethics of Alliance Capital Management L.P. (filed herewith)

          p.(iv)    Code of Ethics of The Dreyfus Corporation (filed herewith)

          p.(v) Code of Ethics of Hartford Investment Management Company (filed herewith)

          p.(vi) Code of Ethics of Janus Capital Management LLC (filed herewith)

          p.(vii)   Code of Ethics of Lazard Asset Management (filed herewith)

          p.(viii) Code of Ethics of Massachusetts Financial Services Company (filed herewith)

          p.(ix) Code of Ethics of T. Rowe Price Associates, Inc. (filed herewith)

          p.(x) Code of Ethics of Wellington Management Company, LLP (filed herewith)

          q.(i) Power of Attorney (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          q.(ii)    Certified copy of Board Resolution (filed herewith)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of December 31, 2002, any persons directly or indirectly under common control with Hartford HLS Series Fund II, Inc. are affiliates of, and are controlled by, The Hartford Financial Service Group, Inc., a Maryland Corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 20, 2002.

Item 25.  INDEMNIFICATION

     The relevant portion of Article V of the Articles of Incorporation provides:

          (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the Maryland General Corporation Law and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and other applicable law, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                          POSITION WITH HL
NAME                      INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                      ------------------------       --------------
Thomas M. Marra           President, CEO and Manager     President and Chief Operating Officer of
                                                         Hartford Life, Inc.(1) ("HL Inc.")
David Znamierowski        Senior Vice President and      President of Hartford Investment
                          Manager                        Management Company(2) ("HIMCO")
David A. Carlson          Vice President and Director    Vice President and Director of Taxes of
                          of Taxes                       HL Inc.
David T. Foy              Senior Vice President and      Senior Vice President, Chief Financial
                          Treasurer                      Officer and Treasurer of HL Inc.
George R. Jay             Controller                     Secretary and Director of Hartford Life
                                                         Insurance Company(3) ("HLIC")
Stephen T. Joyce          Senior Vice President          Senior Vice President and Director of
                                                         Investment Products Management for HLIC
John C. Walters           Executive Vice President and   Executive Vice President and Director of
                          Manager                        the Investment Products Division of HLIC

                          POSITION WITH HL
NAME                      INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                      ------------------------       --------------
Christine H. Repasy       Senior Vice President,         Senior Vice President and General Counsel
                          General Counsel and Corporate  of HL Inc.
                          Secretary
Ryan W. Johnson           Manager                        Vice President and Director of Sales and
                                                         Marketing in the Investment Products
                                                         Division of HLIC
Bruce W. Ferris           Manager                        Vice President and a Director of Sales
                                                         and Marketing in the Investment Products
                                                         Division of HLIC
Brian S. Becker           Assistant Corporate Secretary  Senior Vice President, Director of
                                                         Corporate Law and Corporate Secretary of
                                                         The Hartford Financial Services Group
Kevin J. Carr             Assistant Secretary            Assistant General Counsel of The Hartford
                                                         Financial Services Group, Inc.(4) ("The
                                                         Hartford")
Dawn M. Cormier           Assistant Secretary            Assistant Secretary HL Inc.
Diane E. Tatelman         Assistant Secretary            Assistant Secretary HL Inc.

  (1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089
  (2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105
  (3) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089
  (4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115

Item 27.  PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

  Hartford Series Fund, Inc.
  Hartford HLS Series Fund II, Inc.

  Hartford Life Insurance          Separate Account One
   Company                         Separate Account Two
                                   Separate Account Two (DC Variable Account I)
                                   Separate Account Two (DC Variable Account II)
                                   Separate Account Two (QP Variable Account)
                                   Separate Account Two (Variable Account "A")
                                   Separate Account Two (NQ Variable Account)
                                   Separate Account Ten
                                   Separate Account Three
                                   Separate Account Five
                                   Separate Account Seven
                                   Separate Account Eleven

  Hartford Life and Annuity        Separate Account One
   Insurance Company               Separate Account Ten
                                   Separate Account Three
                                   Separate Account Five
                                   Separate Account Six
                                   Separate Account Seven

  Hart Life Insurance Company      Separate Account One
                                   Separate Account Two

  American Maturity Life           Separate Account AMLVA
   Insurance Company

  Servus Life Insurance Company    Separate Account One
                                   Separate Account Two

     The Directors and principal officers of HSD and their position with the Registrant are as follows:

NAME AND PRINCIPAL                                                              POSITION AND OFFICES
BUSINESS ADDRESS*             POSITIONS AND OFFICES WITH UNDERWRITER            WITH REGISTRANT
------------------            --------------------------------------            --------------------
Thomas M. Marra               President, Chief Executive Officer, Chairman of   President
                              the Board and Director
John C. Walters               Executive Vice President and Director             Vice President
David T. Foy                  Senior Vice President, Treasurer and Director     None
Christine H. Repasy           Senior Vice President, General Counsel and        None
                              Corporate Secretary
David A. Carlson              Vice President                                    None
Bruce W. Ferris               Vice President                                    Vice President
Ryan W. Johnson               Vice President                                    Vice President

Stephen T. Joyce              Vice President                                    Vice President
Martin A. Swanson             Vice President                                    None
George R. Jay                 Controller                                        Controller & Treasurer
Brian S. Becker               Assistant Corporate Secretary                     None
Dawn M. Cormier               Assistant Secretary                               None
Sarah Harding                 Assistant Secretary                               None
Patrice Kelly-Ellis           Assistant Secretary                               None
Glen J. Kvadus                Assistant Secretary                               None
Paul E. Olson**               Assistant Secretary                               None
Diane E. Tatelman             Assistant Secretary                               None
Joseph W. Tedesco, Jr.***     Assistant Secretary                               None

     * Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089
    ** Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125 *** Principal business address is Hartford Plaza, Hartford, CT 06115

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.  MANAGEMENT SERVICES

          Not Applicable

Item 30.  UNDERTAKINGS

          Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of February, 2003.

                                               HARTFORD HLS SERIES FUND II, INC.


                                               By:              *
                                                  ------------------------------
                                                     David M. Znamierowski
                                                     Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                           TITLE                              DATE
---------                           -----                              ----
              *                     President                          February 10, 2003
------------------------------      (Chief Executive Officer)
David M. Znamierowski


              *                     Controller & Treasurer             February 10, 2003
------------------------------      (Chief Accounting Officer &
George R. Jay                       Chief Financial Officer)


              *                     Director                           February 10, 2003
------------------------------
Winifred E. Coleman


              *                     Director                           February 10, 2003
------------------------------
Robert M. Gavin, Jr.


              *                     Director                           February 10, 2003
------------------------------
Duane E. Hill

              *                     Chairman of the Board              February 10, 2003
------------------------------      & Director
Thomas M. Marra


              *                     Director                           February 10, 2003
------------------------------
Phillip O. Peterson


              *                     Director                           February 10, 2003
------------------------------
Millard H. Pryor, Jr.


              *                     Director                           February 10, 2003
------------------------------
Lowndes A. Smith


              *                     Director                           February 10, 2003
------------------------------
John K. Springer


/s/ Kevin J. Carr                                                      February 10, 2003
------------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.

a.(iii)        Articles Supplementary

d.(vii) Form of Investment Sub-Advisory Agreement with Janus Capital Management LLC

d.(viii) Form of Sub-Management Agreement between Janus Capital Management LLC and Perkins, Wolf, McDonnell and Company

e.(i)          Principal Underwriting Agreement

h.(i)          Transfer Agency and Service Agreement

p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds

p.(ii)         Code of Ethics of A I M Capital Management, Inc.

p.(iii)        Code of Ethics of Alliance Capital Management L.P.

p.(iv)         Code of Ethics of The Dreyfus Corporation

p.(v)          Code of Ethics of Hartford Investment Management Company

p.(vi)         Code of Ethics of Janus Capital Management LLC

p.(vii)        Code of Ethics of Lazard Asset Management

p.(viii)       Code of Ethics of Massachusetts Financial Services Company

p.(ix)         Code of Ethics of T. Rowe Price Associates, Inc.

p.(x)          Code of Ethics of Wellington Management Company, LLP

q.(ii)         Certified copy of Board Resolution